UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23757

Goldman Sachs ETF Trust II

(Exact name of registrant as specified in charter)

200 West Street,

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs MarketBeta® Total International Equity ETF

NYSE Arca, Inc.: GXUS

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® Total International Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	23.5%
Information Technology	16.4%
Industrials	15.4%
Consumer Discretionary	9.1%
Materials	7.6%
Health Care	7.4%
Consumer Staples	5.6%
Communication Services	4.9%
Energy	4.5%
Other	5.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GXUS	$10	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$622,151,106
  # of Portfolio Holdings as of Period End2,429
  Portfolio Turnover Rate for the Period6%
  Total Net Advisory Fees Paid for the Period$474,683

Goldman Sachs MarketBeta® Total International Equity ETF

GXUS

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MarketBeta® Total International Equity ETF

38150W206-SAR-0226  GXUS

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

NYSE Arca, Inc.: GUSA

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	30.7%
Financials	12.2%
Industrials	10.5%
Communication Services	10.4%
Consumer Discretionary	10.1%
Health Care	10.0%
Consumer Staples	5.3%
Energy	3.5%
Materials	2.5%
Other	4.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GUSA	$5	0.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$2,151,576,018
  # of Portfolio Holdings as of Period End1,011
  Portfolio Turnover Rate for the Period1%
  Total Net Advisory Fees Paid for the Period$1,046,433

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

GUSA

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

38150W107-SAR-0226  GUSA

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Audit Committee are Kathryn A. Cassidy, Joaquin Delgado, John F. Killian, Steven D. Krichmar, Michael Latham, and Gregory G. Weaver, each a Trustee of the Registrant.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements February 28, 2026 Goldman Sachs MarketBeta® ETFs II Goldman Sachs MarketBeta® Total International Equity ETF (GXUS) Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (GUSA)

Goldman Sachs MarketBeta® ETFs II

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%

Argentina – 0.0%
1,260	Vista Energy SAB de CV ADR (Energy)*	$72,752

Australia – 4.8%
650	AGL Energy Ltd. (Utilities)	4,581
8,070	ALS Ltd. (Industrials)	147,343
3,957	Ampol Ltd. (Energy)	79,438
48,639	ANZ Group Holdings Ltd. (Financials)	1,387,890
11,960	APA Group (Utilities)	78,414
10,006	Aristocrat Leisure Ltd. (Consumer Discretionary)	342,848
3,186	ASX Ltd. (Financials)	120,246
26,010	Atlas Arteria Ltd. (Industrials)	88,973
42,212	Aurizon Holdings Ltd. (Industrials)	124,842
82,360	BHP Group Ltd. (Materials)	3,428,309
7,143	BlueScope Steel Ltd. (Materials)	142,533
22,273	Brambles Ltd. (Industrials)	398,091
8,551	CAR Group Ltd. (Communication Services)	161,609
7,605	Charter Hall Group REIT (Real Estate)	119,613
1,246	Cochlear Ltd. (Health Care)	176,713
23,215	Coles Group Ltd. (Consumer Staples)	340,148
27,043	Commonwealth Bank of Australia (Financials)	3,365,311
10,620	Computershare Ltd. (Industrials)	234,543
7,369	CSL Ltd. (Health Care)	770,713
17,632	Dexus REIT (Real Estate)	84,314
582	Endeavour Group Ltd. (Consumer Staples)	1,622
32,680	Evolution Mining Ltd. (Materials)	386,138
26,208	Fortescue Ltd. (Materials)	394,835
157,424	Glencore PLC (Materials)*	1,130,205
34,671	Goodman Group REIT (Real Estate)	715,058
43,132	GPT Group (The) REIT (Real Estate)	155,534
38,661	Insurance Australia Group Ltd. (Financials)	183,495
5,366	IREN Ltd. (Information Technology)*	219,738
731	JB Hi-Fi Ltd. (Consumer Discretionary)	42,785
44,639	Lottery Corp. Ltd. (The) (Consumer Discretionary)	175,284
14,570	Lynas Rare Earths Ltd. (Materials)*	197,075
5,841	Macquarie Group Ltd. (Financials)	888,630
45,320	Medibank Pvt Ltd. (Financials)	141,462
3,111	Mineral Resources Ltd. (Materials)*	135,196

Shares	Description	Value

Common Stocks – (continued)

Australia – (continued)
25,419	Mirvac Group REIT (Real Estate)	$37,135
49,408	National Australia Bank Ltd. (Financials)	1,726,025
3,882	NEXTDC Ltd. (Information Technology)*	38,399
22,364	Northern Star Resources Ltd. (Materials)	482,594
7,535	Orica Ltd. (Materials)	131,131
27,929	Origin Energy Ltd. (Utilities)	241,829
48,592	PLS Group Ltd. (Materials)*	179,725
1,193	Pro Medicus Ltd. (Health Care)	110,525
28,695	Qantas Airways Ltd. (Industrials)	203,473
24,656	QBE Insurance Group Ltd. (Financials)	381,820
4,160	Ramsay Health Care Ltd. (Health Care)	127,686
1,232	REA Group Ltd. (Communication Services)(a)	146,088
4,640	Reece Ltd. (Industrials)	51,783
6,057	Rio Tinto Ltd. (Materials)	722,284
17,366	Rio Tinto PLC (Materials)	1,712,557
40,316	Santos Ltd. (Energy)	194,223
85,216	Scentre Group REIT (Real Estate)	231,986
8,809	SEEK Ltd. (Communication Services)	103,959
4,516	SGH Ltd. (Industrials)	150,296
72,809	Sigma Healthcare Ltd. (Health Care)	147,360
10,424	Sonic Healthcare Ltd. (Health Care)	177,025
75,086	South32 Ltd. (Materials)	246,146
47,486	Stockland REIT (Real Estate)	172,927
17,691	Suncorp Group Ltd. (Financials)	184,448
1,336	Technology One Ltd. (Information Technology)	24,821
185,263	Telstra Group Ltd. (Communication Services)	683,904
51,113	Transurban Group (Industrials)	522,344
63,774	Vicinity Ltd. REIT (Real Estate)	111,349
3,416	Washington H Soul Pattinson & Co. Ltd. (Financials)	93,116
18,870	Wesfarmers Ltd. (Consumer Discretionary)	1,070,707
55,179	Westpac Banking Corp. (Financials)	1,672,814
13,326	Whitehaven Coal Ltd. (Energy)	74,170
1,754	WiseTech Global Ltd. (Information Technology)	59,424
27,490	Woodside Energy Group Ltd. (Energy)	554,614
16,966	Woolworths Group Ltd. (Consumer Staples)	435,270
1,692	Worley Ltd. (Industrials)	13,674

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Australia – (continued)
4,546	Yancoal Australia Ltd. (Energy)(a)	$18,985

		29,600,145

Austria – 0.2%
1,165	ANDRITZ AG (Industrials)	101,169
1,229	BAWAG Group AG (Financials)*(b)	191,543
4,951	Erste Group Bank AG (Financials)	588,657
553	EVN AG (Utilities)	19,327
2,313	OMV AG (Energy)	149,657
2,081	Raiffeisen Bank International AG (Financials)	103,834
276	Strabag SE (Industrials)	31,023
255	Verbund AG (Utilities)	18,155
549	Vienna Insurance Group AG Wiener Versicherung Gruppe (Financials)	42,717
1,829	voestalpine AG (Materials)	104,822
3,371	Wienerberger AG (Materials)	110,648

		1,461,552

Belgium – 0.6%
360	Ackermans & van Haaren NV (Industrials)	123,520
2,967	Ageas SA/NV (Financials)	220,347
15,876	Anheuser-Busch InBev SA/NV (Consumer Staples)	1,290,018
1,390	Colruyt Group NV (Consumer Staples)	56,292
531	D’ieteren Group (Consumer Discretionary)	114,983
717	Elia Group SA/NV (Utilities)	114,117
315	Financiere de Tubize SA (Health Care)	84,240
1,222	Groupe Bruxelles Lambert NV (Financials)	122,712
4,090	KBC Group NV (Financials)	554,377
7	Lotus Bakeries NV (Consumer Staples)	86,947
248	Sofina SA (Financials)	73,730
460	Syensqo SA (Materials)	26,271
1,964	UCB SA (Health Care)	585,058
2,702	Warehouses De Pauw CVA REIT (Real Estate)	83,074

		3,535,686

Brazil – 1.2%
51,240	Ambev SA (Consumer Staples)	162,562
19,276	Axia Energia (Utilities)	230,296
87,609	B3 SA – Brasil Bolsa Balcao (Financials)	305,791
24,214	Banco Bradesco SA (Financials)	86,736
19,504	Banco BTG Pactual SA (Financials)	232,982
17,968	Banco do Brasil SA (Financials)	94,424
6,207	Banco Santander Brasil SA (Financials)	40,546

Shares	Description	Value

Common Stocks – (continued)

Brazil – (continued)
11,159	BB Seguridade Participacoes SA (Financials)	$75,462
8,598	Caixa Seguridade Participacoes SA (Financials)	29,826
7,773	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	233,244
29,587	Cia Paranaense de Energia (Utilities)	84,578
3,119	CPFL Energia SA (Utilities)	30,622
7,459	CSN Mineracao SA (Materials)	7,912
11,400	Embraer SA (Industrials)	205,444
11,222	Energisa SA (Utilities)	117,835
9,973	Eneva SA (Utilities)*	41,616
19,559	Equatorial SA (Utilities)	160,603
8,476	Itau Unibanco Holding SA (Financials)	72,027
1	Klabin SA (Materials)	2
18,600	Localiza Rent a Car SA (Industrials)	184,101
16,590	Motiva Infraestrutura de Mobilidade SA (Industrials)	53,862
3,069	Neoenergia SA (Utilities)	19,671
57,104	NU Holdings Ltd., Class A (Financials)*	855,418
3,308	Pagseguro Digital Ltd., Class A (Financials)	35,098
60,509	Petroleo Brasileiro SA - Petrobras (Energy)	504,168
2,807	Porto Seguro SA (Financials)	28,643
13,354	PRIO SA (Energy)*	141,890
21,216	Raia Drogasil SA (Consumer Staples)	103,756
11,072	Rede D’Or Sao Luiz SA (Health Care)(b)	87,007
3,613	StoneCo Ltd., Class A (Financials)*	60,698
5,014	Suzano SA (Materials)	56,707
13,440	Telefonica Brasil SA (Communication Services)	113,163
13,200	TIM SA (Communication Services)	71,813
14,028	TOTVS SA (Information Technology)	103,507
18,021	Ultrapar Participacoes SA (Consumer Discretionary)	90,661
58,100	Vale SA (Materials)	1,002,292
19,842	Vibra Energia SA (Consumer Discretionary)	115,763
24,648	WEG SA (Industrials)	238,869
7,409	Wheaton Precious Metals Corp. (Materials)	1,207,463
9,005	XP, Inc., Class A (Financials)	193,878
2,554	Yara International ASA (Materials)	129,050

		7,609,986

Canada – 7.5%
8,134	Agnico Eagle Mines Ltd. (Materials)	2,043,445

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Canada – (continued)
6,753	Alamos Gold, Inc., Class A (Materials)	$366,059
11,666	Alimentation Couche-Tard, Inc. (Consumer Staples)	708,077
4,641	AltaGas Ltd. (Utilities)	157,757
9,476	ARC Resources Ltd. (Energy)	175,784
2,711	AtkinsRealis Group, Inc. (Industrials)	187,942
11,606	Bank of Montreal (Financials)	1,670,546
20,132	Bank of Nova Scotia (The) (Financials)	1,527,484
27,467	Barrick Mining Corp. (Materials)(a)	1,393,842
16,327	BCE, Inc. (Communication Services)	429,170
1,424	Bombardier, Inc., Class B (Industrials)*	294,322
7,541	Brookfield Asset Management Ltd., Class A (Financials)(a)	352,155
36,560	Brookfield Corp. (Financials)	1,603,563
876	Brookfield Wealth Solutions Ltd. (Financials)*	38,955
5,280	CAE, Inc. (Industrials)*	156,598
7,092	Cameco Corp. (Energy)	839,174
15,058	Canadian Imperial Bank of Commerce (Financials)	1,521,312
8,241	Canadian National Railway Co. (Industrials)	924,918
33,375	Canadian Natural Resources Ltd. (Energy)	1,460,195
13,869	Canadian Pacific Kansas City Ltd. (Industrials)	1,214,586
578	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	81,086
2,048	Canadian Utilities Ltd., Class A (Utilities)	71,433
2,799	CCL Industries, Inc., Class B (Materials)	194,720
1,857	Celestica, Inc. (Information Technology)*	515,742
24,104	Cenovus Energy, Inc. (Energy)	537,098
3,623	CGI, Inc. (Information Technology)	265,008
4,590	Choice Properties Real Estate Investment Trust REIT (Real Estate)	53,376
297	Constellation Software, Inc. (Information Technology)	548,914
4,399	Dollarama, Inc. (Consumer Discretionary)	647,730
4,889	Emera, Inc. (Utilities)	254,407
2,912	Empire Co. Ltd. (Consumer Staples)	103,298
35,319	Enbridge, Inc. (Energy)	1,876,722
357	Fairfax Financial Holdings Ltd. (Financials)	614,545
834	FirstService Corp. (Real Estate)	131,437
8,256	Fortis, Inc. (Utilities)	475,014

Shares	Description	Value

Common Stocks – (continued)

Canada – (continued)
3,125	Franco-Nevada Corp. (Materials)	$873,538
2,551	George Weston Ltd. (Consumer Staples)	187,268
3,087	Gildan Activewear, Inc. (Consumer Discretionary)	210,433
4,438	Great-West Lifeco, Inc. (Financials)(a)	214,440
5,170	Hydro One Ltd. (Utilities)(b)	222,213
1,509	iA Financial Corp., Inc. (Financials)(a)	171,640
1,455	IGM Financial, Inc. (Financials)	72,395
2,445	Imperial Oil Ltd. (Energy)	286,028
2,904	Intact Financial Corp. (Financials)	560,742
3,759	Keyera Corp. (Energy)	143,486
19,728	Kinross Gold Corp. (Materials)	729,322
8,796	Loblaw Cos. Ltd. (Consumer Staples)	407,730
1,613	Lundin Gold, Inc. (Materials)	152,057
3,106	Magna International, Inc. (Consumer Discretionary)(a)	195,877
27,755	Manulife Financial Corp. (Financials)	988,423
3,949	Metro, Inc. (Consumer Staples)	281,412
6,398	National Bank of Canada (Financials)	893,051
8,526	Nutrien Ltd. (Materials)	641,333
1,659	Open Text Corp. (Information Technology)	41,102
6,882	Pan American Silver Corp. (Materials)	472,206
9,592	Pembina Pipeline Corp. (Energy)	421,630
8,766	Power Corp. of Canada (Financials)	440,405
2,504	Quebecor, Inc., Class B (Communication Services)	103,568
3,011	RB Global, Inc. (Industrials)	303,363
3,998	Restaurant Brands International, Inc. (Consumer Discretionary)	286,868
4,604	Rogers Communications, Inc., Class B (Communication Services)	183,775
22,767	Royal Bank of Canada (Financials)	3,807,215
3,892	Saputo, Inc. (Consumer Staples)	124,250
19,315	Shopify, Inc., Class A (Information Technology)*	2,332,075
1,862	Stantec, Inc. (Industrials)	172,431
9,184	Sun Life Financial, Inc. (Financials)(a)	602,009
19,837	Suncor Energy, Inc. (Energy)(a)	1,120,681
16,943	TC Energy Corp. (Energy)	1,088,869
7,040	Teck Resources Ltd., Class B (Materials)	413,516
25,240	TELUS Corp. (Communication Services)	346,070

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Canada – (continued)
1,621	TFI International, Inc. (Industrials)	$193,698
1,657	Thomson Reuters Corp. (Industrials)	159,558
27,608	Toronto-Dominion Bank (The) (Financials)	2,689,849
4,574	Tourmaline Oil Corp. (Energy)	214,774
2,161	WSP Global, Inc. (Industrials)	366,127

		46,551,841

Chile – 0.3%
5,440	Antofagasta PLC (Materials)	312,154
727,109	Banco de Chile (Financials)	149,724
1,473	Banco de Credito e Inversiones SA (Financials)	100,755
1,027,617	Banco Santander Chile (Financials)	88,168
21,127	Cencosud SA (Consumer Staples)	65,918
12,309	Cencosud Shopping SA (Real Estate)	35,627
11,342	Empresas Copec SA (Consumer Discretionary)	93,451
403,063	Enel Chile SA (Utilities)	33,683
26,403	Falabella SA (Consumer Discretionary)	195,725
7,426,700	Latam Airlines Group SA (Industrials)	208,662
10,880	Lundin Mining Corp. (Materials)	346,699
7,709	Plaza SA (Real Estate)	35,981
4,663	Quinenco SA (Industrials)	23,471

		1,690,018

China – 8.0%
6,551	360 Security Technology, Inc., Class A (Information Technology)	11,840
2,084	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	7,442
30,500	3SBio, Inc. (Health Care)*(b)	85,548
21,580	AAC Technologies Holdings, Inc. (Information Technology)	103,015
695	Accelink Technologies Co. Ltd., Class A (Information Technology)	7,691
230	ACM Research Shanghai, Inc., Class A (Information Technology)	5,774
571	Advanced Micro-Fabrication Equipment Inc China, Class A (Information Technology)	29,350
1,191	AECC Aero-Engine Control Co. Ltd., Class A (Industrials)	4,836
2,481	AECC Aviation Power Co. Ltd., Class A (Industrials)	20,663

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
78,726	Agricultural Bank of China Ltd., Class A (Financials)	$73,437
504,041	Agricultural Bank of China Ltd., Class H (Financials)	342,164
14,995	AIMA Technology Group Co. Ltd., Class A (Consumer Discretionary)	64,037
76,591	Air China Ltd., Class H (Industrials)*	66,485
2,825	Airtac International Group (Industrials)	109,068
1,687	Aisino Corp., Class A (Information Technology)	2,488
9,009	Akeso, Inc. (Health Care)*(b)	123,120
296,828	Alibaba Group Holding Ltd. (Consumer Discretionary)	5,422,642
131,650	Alibaba Health Information Technology Ltd. (Consumer Staples)*	93,914
12,308	Aluminum Corp. of China Ltd., Class A (Materials)	24,613
62,560	Aluminum Corp. of China Ltd., Class H (Materials)	113,089
384	Amlogic Shanghai Co. Ltd., Class A (Information Technology)*	5,317
10,500	Andon Health Co. Ltd., Class A (Health Care)	67,935
22,012	Angang Steel Co. Ltd., Class H (Materials)*	6,050
794	Angel Yeast Co. Ltd., Class A (Consumer Staples)	5,091
38,657	Anhui Conch Cement Co. Ltd., Class H (Materials)	121,079
6,000	Anhui Expressway Co. Ltd., Class H (Industrials)	10,624
1,985	Anhui Jianghuai Automobile Group Corp. Ltd., Class A (Consumer Discretionary)*	15,855
5,700	Anjoy Foods Group Co. Ltd., Class H (Consumer Staples)	58,843
387	Anker Innovations Technology Co. Ltd., Class A (Information Technology)	5,458
14,674	ANTA Sports Products Ltd. (Consumer Discretionary)	159,550
1,092	Apeloa Pharmaceutical Co. Ltd., Class A (Health Care)	2,876
893	Asia - Potash International Investment Guangzhou Co. Ltd., Class A (Materials)*	7,354
389	ASR Microelectronics Co. Ltd., Class A (Information Technology)*	5,542
430	Asymchem Laboratories Tianjin Co. Ltd., Class H (Health Care)(b)	4,315

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,027	Atour Lifestyle Holdings Ltd. ADR (Consumer Discretionary)	$40,330
1,787	Avary Holding Shenzhen Co. Ltd., Class A (Information Technology)	15,365
36,575	AviChina Industry & Technology Co. Ltd., Class H (Industrials)	19,872
595	AVICOPTER PLC, Class A (Industrials)	3,361
57,861	BAIC BluePark New Energy Technology Co. Ltd., Class A (Consumer Discretionary)*	67,383
35,200	Baidu, Inc., Class A (Communication Services)*	556,655
5,558	Baiyin Nonferrous Group Co. Ltd., Class A (Materials)	8,668
19,752	Bank of Beijing Co. Ltd., Class A (Financials)	15,517
3,672	Bank of Changsha Co. Ltd., Class A (Financials)	5,245
3,474	Bank of Chengdu Co. Ltd., Class A (Financials)	8,188
41,389	Bank of China Ltd., Class A (Financials)	31,852
1,089,442	Bank of China Ltd., Class H (Financials)	646,243
1,390	Bank of Chongqing Co. Ltd., Class A (Financials)	1,983
52,506	Bank of Communications Co. Ltd., Class A (Financials)	50,127
119,308	Bank of Communications Co. Ltd., Class H (Financials)	104,633
3,375	Bank of Guiyang Co. Ltd., Class A (Financials)	2,858
5,459	Bank of Hangzhou Co. Ltd., Class A (Financials)	12,930
15,881	Bank of Jiangsu Co. Ltd., Class A (Financials)	23,957
9,628	Bank of Nanjing Co. Ltd., Class A (Financials)	15,787
6,551	Bank of Ningbo Co. Ltd., Class A (Financials)	29,877
13,201	Bank of Shanghai Co. Ltd., Class A (Financials)	18,625
3,375	Bank of Suzhou Co. Ltd., Class A (Financials)	3,999
21,042	Baoshan Iron & Steel Co. Ltd., Class A (Materials)	22,082
492,000	BBMG Corp., Class H (Materials)	53,464
6,849	Beijing Capital Eco- Environment Protection Group Co. Ltd., Class A (Utilities)	3,174
575	Beijing Compass Technology Development Co. Ltd., Class A (Financials)*	9,724

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
496	Beijing Easpring Material Technology Co. Ltd., Class A (Industrials)	$4,122
2,680	Beijing Enlight Media Co. Ltd., Class A (Communication Services)	7,613
16,873	Beijing Enterprises Holdings Ltd. (Utilities)	75,929
143,408	Beijing Enterprises Water Group Ltd. (Utilities)	51,884
10,400	Beijing Geekplus Technology Co. Ltd., Class H (Industrials)*	31,803
198	Beijing Huafeng Test & Control Technology Co. Ltd., Class A (Information Technology)	8,522
4,367	Beijing Jingneng Power Co. Ltd., Class A (Utilities)	3,507
1,588	Beijing New Building Materials PLC, Class A (Industrials)	6,478
387	Beijing Roborock Technology Co. Ltd., Class A (Consumer Discretionary)	8,071
1,787	Beijing Shiji Information Technology Co. Ltd., Class A (Information Technology)	3,086
3,375	Beijing Shougang Co. Ltd., Class A (Materials)	2,814
28,500	Beijing Sinnet Technology Co. Ltd., Class A (Information Technology)	72,487
1,787	Beijing Ultrapower Software Co. Ltd., Class A (Information Technology)	3,032
36,481	Beijing Yanjing Brewery Co. Ltd., Class A (Consumer Staples)	68,699
556	Bethel Automotive Safety Systems Co. Ltd., Class A (Consumer Discretionary)	4,472
397	Betta Pharmaceuticals Co. Ltd., Class A (Health Care)	2,662
397	BGI Genomics Co. Ltd., Class A (Health Care)*	2,812
4,684	Bilibili, Inc., Class Z (Communication Services)*	132,457
3,196	Bluefocus Intelligent Communications Group Co. Ltd., Class A (Communication Services)*	8,618
1,092	Bluestar Adisseo Co., Class A (Materials)	1,791
3,459	BOC Aviation Ltd. (Industrials)(b)	38,516
58,623	BOC Hong Kong Holdings Ltd. (Financials)	336,502
2,581	BOC International China Co. Ltd., Class A (Financials)	5,383

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
37,320	BOE Technology Group Co. Ltd., Class A (Information Technology)	$24,369
993	BTG Hotels Group Co. Ltd., Class A (Consumer Discretionary)	2,527
27,900	Budweiser Brewing Co. APAC Ltd. (Consumer Staples)(b)	27,785
9,960	BYD Co. Ltd., Class A (Consumer Discretionary)	129,666
54,840	BYD Co. Ltd., Class H (Consumer Discretionary)	665,681
12,489	BYD Electronic International Co. Ltd. (Information Technology)	51,507
4,268	Caitong Securities Co. Ltd., Class A (Financials)	5,406
372	Cambricon Technologies Corp. Ltd., Class A (Information Technology)*	63,871
794	Canmax Technologies Co. Ltd., Class A (Materials)	5,829
542	Cathay Biotech, Inc., Class A (Materials)	4,320
194,000	CCOOP Group Co. Ltd., Class A (Consumer Discretionary)*	65,318
3,672	CECEP Solar Energy Co. Ltd., Class A (Utilities)	3,120
14,293	CGN Power Co. Ltd., Class A (Utilities)	8,229
176,015	CGN Power Co. Ltd., Class H (Utilities)(b)	70,657
2,724	Chagee Holdings Ltd. ADR (Consumer Discretionary)(a)	29,773
5,062	Changjiang Securities Co. Ltd., Class A (Financials)	5,866
1,787	Chaozhou Three-Circle Group Co. Ltd., Class A (Information Technology)	16,435
1,489	Chifeng Jilong Gold Mining Co. Ltd., Class A (Materials)	8,664
2,800	Chifeng Jilong Gold Mining Co. Ltd., Class H (Materials)	14,197
23,093	China Automotive Engineering Research Institute Co. Ltd., Class A (Consumer Discretionary)	67,318
378,603	China Cinda Asset Management Co. Ltd., Class H (Financials)(a)	60,986
4,863	China CITIC Bank Corp. Ltd., Class A (Financials)	5,103
131,151	China CITIC Bank Corp. Ltd., Class H (Financials)	120,887
206,000	China CITIC Financial Asset Management Co., Ltd., Class H (Financials)*(b)	22,385
3,573	China Coal Energy Co. Ltd., Class A (Energy)	7,900

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
30,794	China Coal Energy Co. Ltd., Class H (Energy)	$51,178
125,056	China Communications Services Corp. Ltd., Class H (Industrials)	71,144
1,581,723	China Construction Bank Corp., Class H (Financials)	1,615,664
7,369	China CSSC Holdings Ltd., Class A (Industrials)	40,546
9,826	China Eastern Airlines Corp. Ltd., Class A (Industrials)*	8,206
31,705	China Eastern Airlines Corp. Ltd., Class H (Industrials)*	22,495
30,372	China Energy Engineering Corp. Ltd., Class A (Industrials)	11,244
95,353	China Energy Engineering Corp. Ltd., Class H (Industrials)(a)	16,091
3,275	China Enterprise Co. Ltd., Class A (Real Estate)*	1,380
43,374	China Everbright Bank Co. Ltd., Class A (Financials)	20,483
121,294	China Everbright Bank Co. Ltd., Class H (Financials)	51,016
54,601	China Everbright Environment Group Ltd. (Industrials)	35,739
1,687	China Film Group Co. Ltd., Class A (Communication Services)	3,654
6,352	China First Heavy Industries Co. Ltd., Class A (Industrials)*	4,768
4,169	China Galaxy Securities Co. Ltd., Class A (Financials)	8,878
56,531	China Galaxy Securities Co. Ltd., Class H (Financials)	71,620
3,002	China Gas Holdings Ltd. (Utilities)	3,109
3,900	China Gold International Resources Corp. Ltd. (Materials)	102,210
3,573	China Great Wall Securities Co. Ltd., Class A (Financials)	5,161
2,978	China Greatwall Technology Group Co. Ltd., Class A (Information Technology)*	7,201
46,548	China Hongqiao Group Ltd. (Materials)	211,015
2,084	China International Marine Containers Group Co. Ltd., Class A (Industrials)	4,101
3,672	China Jushi Co. Ltd., Class A (Materials)	14,472
1,985	China Life Insurance Co. Ltd., Class A (Financials)	12,869
111,641	China Life Insurance Co. Ltd., Class H (Financials)	450,723
6,157	China Literature Ltd. (Communication Services)*(b)	24,873

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,497	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	$3,384
20,554	China Medical System Holdings Ltd. (Health Care)	38,364
70,306	China Mengniu Dairy Co. Ltd. (Consumer Staples)	145,427
20,546	China Merchants Bank Co. Ltd., Class A (Financials)	116,043
61,879	China Merchants Bank Co. Ltd., Class H (Financials)	386,361
7,543	China Merchants Energy Shipping Co. Ltd., Class A (Energy)	17,855
2,283	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A (Industrials)	3,224
42,619	China Merchants Port Holdings Co. Ltd. (Industrials)	95,240
6,849	China Merchants Securities Co. Ltd., Class A (Financials)	16,571
7,075	China Merchants Securities Co. Ltd., Class H (Financials)(b)	12,744
216,334	China Minsheng Banking Corp. Ltd., Class H (Financials)	112,009
58,712	China National Building Material Co. Ltd., Class H (Materials)	51,040
5,657	China National Chemical Engineering Co. Ltd., Class A (Industrials)	7,701
17,667	China National Nuclear Power Co. Ltd., Class A (Utilities)	21,939
794	China National Software & Service Co. Ltd., Class A (Information Technology)*	5,163
21,000	China Nonferrous Mining Corp. Ltd. (Materials)	40,297
3,375	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)	30,696
1,290	China Oilfield Services Ltd., Class A (Energy)	3,172
2,095	China Oilfield Services Ltd., Class H (Energy)	2,702
27,149	China Overseas Land & Investment Ltd. (Real Estate)	49,806
6,849	China Pacific Insurance Group Co. Ltd., Class A (Financials)	40,739
41,378	China Pacific Insurance Group Co. Ltd., Class H (Financials)	190,117
31,265	China Petroleum & Chemical Corp., Class A (Energy)	29,438
380,989	China Petroleum & Chemical Corp., Class H (Energy)	265,450
4,764	China Petroleum Engineering Corp., Class A (Energy)	2,944

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
189,140	China Power International Development Ltd. (Utilities)	$79,311
4,584	China Railway Construction Heavy Industry Corp. Ltd., Class A (Industrials)	3,621
4,210	China Railway Group Ltd., Class H (Industrials)	2,783
153,868	China Railway Signal & Communication Corp. Ltd., Class H (Information Technology)(b)	72,389
893	China Rare Earth Resources And Technology Co. Ltd., Class A (Materials)*	8,458
110,000	China Reinsurance Group Corp., Class H (Financials)	23,203
8,000	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	28,228
27,200	China Resources Beverage Holdings Co. Ltd. (Consumer Staples)	34,912
31,427	China Resources Land Ltd. (Real Estate)	127,682
1,229	China Resources Microelectronics Ltd., Class A (Information Technology)	10,228
9,767	China Resources Mixc Lifestyle Services Ltd. (Real Estate)(b)	59,435
49,623	China Resources Power Holdings Co. Ltd. (Utilities)	118,504
1,509	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A (Health Care)	6,352
218,893	China Ruyi Holdings Ltd. (Communication Services)*	56,807
397	China Science Publishing & Media Ltd., Class A (Communication Services)	1,290
6,452	China Shenhua Energy Co. Ltd., Class A (Energy)	39,741
55,119	China Shenhua Energy Co. Ltd., Class H (Energy)	316,812
1,687	China South Publishing & Media Group Co. Ltd., Class A (Communication Services)	2,732
10,422	China Southern Airlines Co. Ltd., Class A (Industrials)*	11,150
72,897	China Southern Airlines Co. Ltd., Class H (Industrials)*	54,797
2,680	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A (Industrials)	3,211
1,489	China Southern Power Grid Energy Storage Co. Ltd., Class A (Utilities)	3,240

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
586	China State Construction Engineering Corp. Ltd., Class A (Industrials)	$430
29,455	China State Construction International Holdings Ltd. (Industrials)	34,982
18,681	China Suntien Green Energy Corp. Ltd., Class H (Energy)	10,031
23,142	China Taiping Insurance Holdings Co. Ltd. (Financials)	67,632
103,591	China Tower Corp. Ltd., Class H (Communication Services)(b)	147,663
31,662	China United Network Communications Ltd., Class A (Communication Services)	22,705
4,764	China XD Electric Co. Ltd., Class A (Industrials)	11,165
23,325	China Yangtze Power Co. Ltd., Class A (Utilities)	88,528
20,049	China Zheshang Bank Co. Ltd., Class A (Financials)	8,708
32,407	China Zheshang Bank Co. Ltd., Class H (Financials)	11,145
794	Chinalin Securities Co. Ltd., Class A (Financials)	2,096
3,474	Chongqing Afari Technology Co. Ltd., Class A (Consumer Discretionary)*	5,899
8,238	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	7,793
36,854	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	27,751
28,209	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)	47,315
11,500	Chuangxin Industries Holdings Ltd. (Materials)*	34,843
114,708	CITIC Ltd. (Industrials)	183,600
12,208	CITIC Securities Co. Ltd., Class A (Financials)	48,701
29,176	CITIC Securities Co. Ltd., Class H (Financials)	104,662
16,476	CMOC Group Ltd., Class A (Materials)	57,610
60,327	CMOC Group Ltd., Class H (Materials)	186,330
834	CNGR Advanced Material Co. Ltd., Class A (Industrials)	6,976
5,657	CNOOC Energy Technology & Services Ltd., Class A (Energy)	3,776
5,062	CNPC Capital Co. Ltd., Class A (Financials)	6,707
4,367	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	217,691

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,900	Contemporary Amperex Technology Co. Ltd., Class H (Industrials)	$120,478
9,231	COSCO SHIPPING Development Co. Ltd., Class A (Industrials)	3,915
419,000	COSCO SHIPPING Development Co. Ltd., Class H (Industrials)	63,743
3,176	COSCO SHIPPING Energy Transportation Co. Ltd., Class A (Energy)	9,527
21,531	COSCO SHIPPING Energy Transportation Co. Ltd., Class H (Energy)	51,831
12,804	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)	28,012
70,385	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)	136,592
151,632	CRRC Corp. Ltd., Class H (Industrials)	112,433
14,182	CSC Financial Co. Ltd., Class H (Financials)(b)	21,739
1,072	CSPC Innovation Pharmaceutical Co. Ltd., Class A (Health Care)	5,161
132,664	CSPC Pharmaceutical Group Ltd. (Health Care)	167,904
8,040	Datang International Power Generation Co. Ltd., Class A (Utilities)	4,676
44,210	Datang International Power Generation Co. Ltd., Class H (Utilities)	14,978
17,600	DBG Technology Co. Ltd., Class A (Consumer Discretionary)	67,877
2,978	DHC Software Co. Ltd., Class A (Information Technology)	4,197
11,800	Digital China Group Co. Ltd., Class A (Information Technology)	69,879
992	Do-Fluoride New Materials Co. Ltd., Class A (Materials)	4,430
595	Dong-E-E-Jiao Co. Ltd., Class A (Health Care)	4,715
2,581	Dongfang Electric Corp. Ltd., Class A (Industrials)	13,945
5,304	Dongfang Electric Corp. Ltd., Class H (Industrials)	26,838
32,000	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)*	40,132
397	Dongguan Yiheda Automation Co. Ltd., Class A (Industrials)	1,732
2,978	Dongxing Securities Co. Ltd., Class A (Financials)	6,059

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
15,781	East Money Information Co. Ltd., Class A (Financials)	$51,799
2,057	Eastroc Beverage Group Co. Ltd., Class A (Consumer Staples)	72,423
5,161	Easyhome New Retail Group Co. Ltd., Class A (Consumer Discretionary)*	2,227
496	Ecovacs Robotics Co. Ltd., Class A (Consumer Discretionary)	5,012
10,400	Electric Connector Technology Co. Ltd., Class A (Information Technology)	65,787
496	Empyrean Technology Co. Ltd., Class A (Information Technology)	7,300
5,561	ENN Energy Holdings Ltd. (Utilities)	48,912
2,184	ENN Natural Gas Co. Ltd., Class A (Utilities)	6,491
973	Eoptolink Technology, Inc. Ltd., Class A (Information Technology)	51,035
1,886	Eve Energy Co. Ltd., Class A (Industrials)	17,134
46,400	Everbright Securities Co. Ltd., Class H (Financials)(b)	50,777
9,517	Everdisplay Optronics Shanghai Co. Ltd., Class A (Information Technology)*	3,620
3,672	Fangda Carbon New Material Co. Ltd., Class A (Industrials)	3,377
39,865	Far East Horizon Ltd. (Financials)	39,446
1,092	Fiberhome Telecommunication Technologies Co. Ltd., Class A (Information Technology)	8,205
3,871	First Capital Securities Co. Ltd., Class A (Financials)	4,249
13,399	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	13,807
2,800	Foshan Haitian Flavouring & Food Co. Ltd., Class H (Consumer Staples)	12,092
7,742	Founder Securities Co. Ltd., Class A (Financials)	8,666
10,422	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	84,611
2,084	Fujian Funeng Co. Ltd., Class A (Utilities)	3,144
16,083	Full Truck Alliance Co. Ltd. ADR (Industrials)	150,859
1,886	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)	16,603

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
15,281	Fuyao Glass Industry Group Co. Ltd., Class H (Consumer Discretionary)(b)	$126,981
496	Gan & Lee Pharmaceuticals Co. Ltd., Class A (Health Care)	4,769
1,489	Ganfeng Lithium Group Co. Ltd., Class A (Materials)	15,865
6,756	Ganfeng Lithium Group Co. Ltd., Class H (Materials)(b)	59,423
99	G-bits Network Technology Xiamen Co. Ltd., Class A (Communication Services)	6,054
16,675	GD Power Development Co. Ltd., Class A (Utilities)	11,933
21,300	GDS Holdings Ltd., Class A (Information Technology)*	113,877
131,652	Geely Automobile Holdings Ltd. (Consumer Discretionary)	271,815
4,764	GEM Co. Ltd., Class A (Industrials)	6,895
5,459	GF Securities Co. Ltd., Class A (Financials)	16,582
16,840	GF Securities Co. Ltd., Class H (Financials)	37,115
14,804	Giant Biogene Holding Co. Ltd. (Consumer Staples)(b)	60,411
1,886	Giant Network Group Co. Ltd., Class A (Communication Services)	10,198
695	GigaDevice Semiconductor, Inc., Class A (Information Technology)	30,390
1,290	Glodon Co. Ltd., Class A (Information Technology)	2,627
3,176	GoerTek, Inc., Class A (Information Technology)	12,582
3,176	Goldwind Science & Technology Co. Ltd., Class A (Industrials)	13,170
12,065	Goldwind Science & Technology Co. Ltd., Class H (Industrials)	23,877
1,687	Gotion High-tech Co. Ltd., Class A (Industrials)	9,319
66,527	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)	109,374
5,657	Gree Electric Appliances, Inc. of Zhuhai, Class A (Consumer Discretionary)	30,879
38,208	Greentown China Holdings Ltd. (Real Estate)(a)	51,093
2,283	GRG Banking Equipment Co. Ltd., Class A (Information Technology)	4,575
1,687	Guangdong Haid Group Co. Ltd., Class A (Consumer Staples)	13,477

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
45,266	Guangdong Investment Ltd. (Utilities)	$44,154
204,000	Guangshen Railway Co. Ltd., Class H (Industrials)	57,115
2,481	Guangzhou Development Group, Inc., Class A (Energy)	2,669
2,184	Guangzhou Haige Communications Group, Inc. Co., Class A (Information Technology)	5,622
3,375	Guangzhou Port Co. Ltd., Class A (Industrials)	1,766
1,787	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	11,012
3,275	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A (Financials)	4,602
44,600	Guangzhou Zhujiang Brewery Co. Ltd., Class A (Consumer Staples)	61,756
7,600	Guming Holdings Ltd. (Consumer Discretionary)	27,671
2,184	Guolian Minsheng Securities Co. Ltd., Class A (Financials)	3,135
6,490	Guolian Minsheng Securities Co. Ltd., Class H (Financials)(a)	4,165
4,863	Guosen Securities Co. Ltd., Class A (Financials)	8,903
13,000	Guotai Haitong Securities Co. Ltd., Class A (Financials)	35,868
32,400	Guotai Haitong Securities Co. Ltd., Class H (Financials)(b)	66,025
4,069	Guoyuan Securities Co. Ltd., Class A (Financials)	4,934
3,160	H World Group Ltd. ADR (Consumer Discretionary)	173,168
48,000	Haidilao International Holding Ltd. (Consumer Discretionary)(b)	108,124
5,856	Haier Smart Home Co. Ltd., Class A (Consumer Discretionary)	21,936
54,177	Haier Smart Home Co. Ltd., Class H (Consumer Discretionary)	184,788
284,399	Hainan Airlines Holding Co. Ltd., Class A (Industrials)*	70,469
10,620	Hainan Airport Infrastructure Co. Ltd., Class A (Real Estate)	6,579
496	Haisco Pharmaceutical Group Co. Ltd., Class A (Health Care)	3,372
29,368	Haitian International Holdings Ltd. (Industrials)	95,063
993	Han’s Laser Technology Industry Group Co. Ltd., Class A (Industrials)	10,464
1,251	Hangcha Group Co. Ltd., Class A (Industrials)	5,412

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,878	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A (Real Estate)	$4,719
595	Hangzhou Chang Chuan Technology Co. Ltd., Class A (Information Technology)	12,532
1,092	Hangzhou GreatStar Industrial Co., Ltd., Class A (Consumer Discretionary)	5,684
595	Hangzhou Lion Microelectronics Co. Ltd., Class A (Information Technology)*	3,626
1,290	Hangzhou Silan Microelectronics Co. Ltd., Class A (Information Technology)	6,052
695	Hangzhou Tigermed Consulting Co. Ltd., Class A (Health Care)	6,041
1,921	Hangzhou Tigermed Consulting Co. Ltd., Class H (Health Care)(b)	11,557
17,854	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)(b)	79,796
595	Haohua Chemical Science & Technology Co. Ltd., Class A (Materials)	3,272
18,000	Harbin Electric Co. Ltd., Class H (Industrials)	64,847
278	Hebei Sinopack Electronic Technology Co. Ltd., Class A (Information Technology)	3,268
1,092	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A (Consumer Staples)	4,827
1,687	Heilongjiang Agriculture Co. Ltd., Class A (Consumer Staples)	3,954
2,084	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A (Materials)	9,857
2,779	Henan Shuanghui Investment & Development Co. Ltd., Class A (Consumer Staples)	10,645
711	Hengan International Group Co. Ltd. (Consumer Staples)	2,652
1,489	Hengdian Group DMEGC Magnetics Co. Ltd., Class A (Information Technology)	4,807
5,062	Hengli Petrochemical Co. Ltd., Class A (Materials)	18,962
2,283	Hengtong Optic-electric Co. Ltd., Class A (Information Technology)	15,806
3,375	Hengyi Petrochemical Co. Ltd., Class A (Materials)	6,316
1,829	Hesai Group ADR (Consumer Discretionary)*	49,292
9,628	Hesteel Co. Ltd., Class A (Materials)	3,747

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
893	Hgtech Co. Ltd., Class A (Information Technology)	$11,696
893	Hisense Home Appliances Group Co. Ltd., Class A (Consumer Discretionary)	3,090
15,193	Hisense Home Appliances Group Co. Ltd., Class H (Consumer Discretionary)	46,538
1,191	Hisense Visual Technology Co. Ltd., Class A (Consumer Discretionary)	3,925
496	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	24,028
3,474	HLA Group Corp. Ltd., Class A (Consumer Discretionary)	3,281
2,084	Hongta Securities Co. Ltd., Class A (Financials)	2,479
139,800	Horizon Robotics (Information Technology)*	146,732
11,289	Hua Hong Semiconductor Ltd., Class H (Information Technology)*(b)	139,630
4,367	Huaan Securities Co. Ltd., Class A (Financials)	4,074
107,438	Huadian Power International Corp. Ltd., Class H (Utilities)	61,396
4,566	Huafon Chemical Co. Ltd., Class A (Materials)	8,259
2,283	Huaibei Mining Holdings Co. Ltd., Class A (Materials)	4,496
8,897	Huali Industrial Group Co. Ltd., Class A (Consumer Discretionary)	61,791
4,268	Huaneng Lancang River Hydropower, Inc., Class A (Utilities)	5,829
66,075	Huaneng Power International, Inc., Class H (Utilities)	50,936
7,345	Huatai Securities Co. Ltd., Class A (Financials)	22,889
22,272	Huatai Securities Co. Ltd., Class H (Financials)(a)(b)	47,778
2,382	Huaxi Securities Co. Ltd., Class A (Financials)	3,104
12,109	Huaxia Bank Co. Ltd., Class A (Financials)	11,807
1,290	Huaxin Building Materials Group Co. Ltd., Class A (Materials)	4,381
2,878	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	8,109
3,672	Hubei Energy Group Co. Ltd., Class A (Utilities)	2,542
496	Hubei Feilihua Quartz Glass Co. Ltd., Class A (Materials)	9,710

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
893	Hubei Jumpcan Pharmaceutical
	Co. Ltd., Class A (Health Care)	$3,617
993	Hubei Xingfa Chemicals Group Co. Ltd., Class A (Materials)	6,238
595	Huizhou Desay Sv Automotive Co. Ltd., Class A (Consumer Discretionary)	10,757
6,352	Hunan Valin Steel Co. Ltd., Class A (Materials)	6,212
397	Hunan Yuneng New Energy Battery Material Co. Ltd., Class A (Industrials)	3,877
2,243	Hygon Information Technology Co. Ltd., Class A (Information Technology)	85,360
1,390	IEIT Systems Co. Ltd., Class A (Information Technology)	12,942
2,184	Iflytek Co. Ltd., Class A (Information Technology)	17,769
794	IKD Co. Ltd., Class A (Consumer Discretionary)	2,134
61,439	Industrial & Commercial Bank of China Ltd., Class A (Financials)	61,968
1,109,380	Industrial & Commercial Bank of China Ltd., Class H (Financials)	914,774
20,744	Industrial Bank Co. Ltd., Class A (Financials)	55,360
8,040	Industrial Securities Co. Ltd., Class A (Financials)	7,910
496	Ingenic Semiconductor Co. Ltd., Class A (Information Technology)	9,630
42,382	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (Materials)	20,015
3,375	Inner Mongolia Berun Chemical Co. Ltd., Class A (Materials)	4,609
1,886	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A (Energy)	8,439
1,390	Inner Mongolia ERDOS Resources Co. Ltd., Class A (Materials)	3,537
7,841	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A (Materials)	6,869
6,055	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A (Utilities)	4,492
6,352	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	24,146
3,800	InnoScience Suzhou Technology Holding Co. Ltd., Class H (Information Technology)*	33,180

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,985	Innovation New Material Technology Co. Ltd., Class A (Materials)	$1,389
20,317	Innovent Biologics, Inc. (Health Care)*(b)	221,036
24,085	iQIYI, Inc. ADR (Communication Services)*	38,536
389	iRay Group, Class A (Health Care)	6,879
893	Isoftstone Information Technology Group Co. Ltd., Class A (Information Technology)	6,443
102,800	J&T Global Express Ltd. (Industrials)*	134,970
21,194	Jafron Biomedical Co. Ltd., Class A (Health Care)	61,319
1,687	JCET Group Co. Ltd., Class A (Information Technology)	11,842
595	JCHX Mining Management Co. Ltd., Class A (Materials)	6,718
16,240	JD Health International, Inc. (Consumer Staples)*(b)	117,822
2,029	JD Logistics, Inc. (Industrials)*(b)	2,897
42,428	JD.com, Inc., Class A (Consumer Discretionary)	566,274
5,062	Jiangsu Eastern Shenghong Co. Ltd., Class A (Materials)*	9,606
1,390	Jiangsu Expressway Co. Ltd., Class A (Industrials)	2,431
47,058	Jiangsu Expressway Co. Ltd., Class H (Industrials)(a)	61,243
1,191	Jiangsu Guoxin Corp. Ltd., Class A (Utilities)	1,430
1,191	Jiangsu Hengli Hydraulic Co. Ltd., Class A (Industrials)	19,586
13,452	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A (Health Care)	110,896
9,100	Jiangsu Hoperun Software Co. Ltd., Class A (Information Technology)	68,626
893	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A (Health Care)	3,099
1,985	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A (Communication Services)	2,902
496	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A (Consumer Discretionary)	6,113
397	Jiangsu Yangnong Chemical Co. Ltd., Class A (Materials)	4,658
397	Jiangsu Yoke Technology Co. Ltd., Class A (Materials)	5,553
893	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A (Health Care)	5,037

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,176	Jiangsu Zhongtian Technology Co. Ltd., Class A (Industrials)	$13,489
1,886	Jiangxi Copper Co. Ltd., Class A (Materials)	15,955
17,929	Jiangxi Copper Co. Ltd., Class H (Materials)	104,519
14,800	Jinan Shengquan Group Share
	Holding Co. Ltd., Class A (Materials)	72,545
2,481	Jinduicheng Molybdenum Co. Ltd., Class A (Materials)	8,870
1,092	JL Mag Rare-Earth Co. Ltd., Class A (Industrials)	6,538
1,787	Joincare Pharmaceutical Group Industry Co. Ltd., Class A (Health Care)	2,985
4,660	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)	3,593
2,084	Juneyao Airlines Co. Ltd., Class A (Industrials)	4,246
229,100	Kangmei Pharmaceutical Co. Ltd., Class A (Health Care)*	64,447
5,060	Kanzhun Ltd. ADR (Industrials)	81,365
33,700	KE Holdings, Inc., Class A (Real Estate)	187,669
198	Keboda Technology Co. Ltd., Class A (Consumer Discretionary)	1,939
1,787	Keda Industrial Group Co. Ltd., Class A (Industrials)	4,686
46,064	Kingdee International Software Group Co. Ltd. (Information Technology)*	59,301
2,481	Kingfa Sci & Tech Co. Ltd., Class A (Materials)	6,994
1,985	Kingnet Network Co. Ltd., Class A (Communication Services)	6,562
32,000	Kingsoft Cloud Holdings Ltd. (Information Technology)*(a)	29,209
1,147	Kingsoft Corp. Ltd. (Communication Services)	3,813
50,562	Kuaishou Technology (Communication Services)(b)	406,259
1,985	Kuang-Chi Technologies Co. Ltd., Class A (Industrials)*	13,861
95,029	Kunlun Energy Co. Ltd. (Utilities)	101,928
1,092	Kunlun Tech Co. Ltd., Class A (Communication Services)*	9,725
991	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	210,166
900	Laopu Gold Co. Ltd., Class H (Consumer Discretionary)(a)	83,244
2,184	LB Group Co. Ltd., Class A (Materials)	7,433
78,861	Lenovo Group Ltd. (Information Technology)	98,095

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
4,566	Lens Technology Co. Ltd., Class A (Information Technology)	$23,406
4,800	Lens Technology Co. Ltd., Class H (Information Technology)	16,863
695	Levima Advanced Materials Corp., Class A (Materials)	2,151
12,562	Li Auto, Inc., Class A (Consumer Discretionary)*	110,409
54,359	Li Ning Co. Ltd. (Consumer Discretionary)	156,500
15,881	Liaoning Port Co. Ltd., Class A (Industrials)	4,004
6,452	Lingyi iTech Guangdong Co., Class A (Information Technology)	14,463
595	Livzon Pharmaceutical Group, Inc., Class A (Health Care)	3,073
13,285	Livzon Pharmaceutical Group, Inc., Class H (Health Care)	49,321
61,500	Longfor Group Holdings Ltd. (Real Estate)(b)	78,230
1,787	Luxi Chemical Group Co. Ltd., Class A (Materials)	4,868
7,146	Luxshare Precision Industry Co. Ltd., Class A (Information Technology)	52,307
126,000	Maanshan Iron & Steel Co. Ltd., Class H (Materials)*	44,136
2,680	Meihua Holdings Group Co. Ltd., Class A (Materials)	4,476
3,573	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (Health Care)	3,645
91,353	Meituan, Class B (Consumer Discretionary)*(b)	947,731
44,777	Metallurgical Corp. of China Ltd., Class H (Industrials)(a)	11,048
6,624	MGI Tech Co. Ltd., Class A (Health Care)*	61,500
6,948	Midea Group Co. Ltd., Class A (Consumer Discretionary)	79,638
13,100	Midea Group Co. Ltd., Class H (Consumer Discretionary)	152,149
2,084	Ming Yang Smart Energy Group Ltd., Class A (Industrials)	6,962
4,169	Minmetals Capital Co. Ltd., Class A (Financials)	3,488
11,819	Minth Group Ltd. (Consumer Discretionary)	66,301
64,000	MMG Ltd. (Materials)*	88,446
1,050	Montage Technology Co. Ltd., Class A (Information Technology)	25,030
5,459	Muyuan Foods Co. Ltd., Class A (Consumer Staples)	37,317
5,757	Nanjing Iron & Steel Co. Ltd., Class A (Materials)	4,959

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
4,500	Nanshan Aluminium International Holdings Ltd. (Materials)	$35,265
8,040	NARI Technology Co. Ltd., Class A (Industrials)	31,992
2,522	National Silicon Industry Group Co. Ltd., Class A (Information Technology)*	7,984
669	NAURA Technology Group Co. Ltd., Class A (Information Technology)	46,013
42,484	NavInfo Co. Ltd., Class A (Information Technology)*	67,619
1,050	NetEase Cloud Music, Inc. (Communication Services)*(b)	20,753
28,475	NetEase, Inc. (Communication Services)	652,342
1,588	New China Life Insurance Co. Ltd., Class A (Financials)	17,498
15,052	New China Life Insurance Co. Ltd., Class H (Financials)	106,316
23,310	New Oriental Education & Technology Group, Inc. (Consumer Discretionary)	130,345
778	Ningbo Deye Technology Co. Ltd., Class A (Industrials)	11,850
1,290	Ningbo Joyson Electronic Corp., Class A (Consumer Discretionary)	5,263
595	Ningbo Orient Wires & Cables Co. Ltd., Class A (Industrials)	5,134
1,290	Ningbo Sanxing Medical Electric Co. Ltd., Class A (Industrials)	4,951
1,439	Ningbo Tuopu Group Co. Ltd., Class A (Consumer Discretionary)	14,225
5,459	Ningbo Zhoushan Port Co. Ltd., Class A (Industrials)	3,397
6,154	Ningxia Baofeng Energy Group Co. Ltd., Class A (Materials)	21,464
29,090	NIO, Inc., Class A (Consumer Discretionary)*	147,269
36,348	Nongfu Spring Co. Ltd., Class H (Consumer Staples)(b)	220,259
1,290	North Industries Group Red Arrow Co. Ltd., Class A (Industrials)*	3,813
4,069	Offshore Oil Engineering Co. Ltd., Class A (Energy)	4,276
2,978	OFILM Group Co. Ltd., Class A (Information Technology)*	4,267
1,191	OmniVision Integrated Circuits Group, Inc., Class A (Information Technology)	21,352
13,070	Orient Securities Co. Ltd., Class H (Financials)(b)	10,309

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,176	Oriental Pearl Group Co. Ltd., Class A (Communication Services)	$5,319
6,352	Pacific Securities Co. Ltd. (The), Class A (Financials)*	3,870
11,788	PDD Holdings, Inc. ADR (Consumer Discretionary)*	1,222,769
9,032	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	11,282
143,175	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	117,327
1,787	Perfect World Co. Ltd., Class A (Communication Services)	5,623
24,317	PetroChina Co. Ltd., Class A (Energy)	38,491
344,574	PetroChina Co. Ltd., Class H (Energy)	420,247
4,700	Phancy Group Co. Ltd., Class H (Information Technology)*	23,902
1,390	Pharmaron Beijing Co. Ltd., Class A (Health Care)	5,997
4,462	Pharmaron Beijing Co. Ltd., Class H (Health Care)(b)	11,300
112,636	PICC Property & Casualty Co. Ltd., Class H (Financials)	233,130
555	Ping An Bank Co. Ltd., Class A (Financials)	882
14,100	Ping An Healthcare and Technology Co. Ltd. (Consumer Staples)*(b)	23,740
10,719	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	98,567
105,808	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	919,817
2,184	Pingdingshan Tianan Coal Mining Co. Ltd., Class A (Energy)	2,839
294	Piotech, Inc., Class A (Information Technology)	15,829
4,503	Pony AI, Inc. ADR (Information Technology)*	64,573
10,394	Pop Mart International Group Ltd. (Consumer Discretionary)(b)	305,356
23,821	Postal Savings Bank of China Co. Ltd., Class A (Financials)	17,256
142,246	Postal Savings Bank of China Co. Ltd., Class H (Financials)(b)	89,652
16,079	Power Construction Corp. of China Ltd., Class A (Industrials)	13,429
20,706	Prosus NV (Consumer Discretionary)*	1,063,715
6,200	Proya Cosmetics Co. Ltd., Class A (Consumer Staples)	64,115
637	Qi An Xin Technology Group, Inc., Class A (Information Technology)*	3,319

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
14,000	Qingdao Port International Co. Ltd., Class H (Industrials)(b)	$13,531
21,573	Qingdao Sentury Tire Co. Ltd., Class A (Consumer Discretionary)	64,993
5,062	Qinghai Salt Lake Industry Co. Ltd., Class A (Materials)*	28,184
200	QuantumCTek Co. Ltd., Class A (Information Technology)*	19,767
7,940	Quzhou Xin’an Development Co. Ltd., Class A (Real Estate)*	4,317
1,092	Range Intelligent Computing Technology Group Co. Ltd., Class A (Information Technology)	16,456
413	Raytron Technology Co. Ltd., Class A (Information Technology)	7,032
3,000	Remegen Co. Ltd., Class H (Health Care)*(b)	30,893
298	Rockchip Electronics Co. Ltd., Class A (Information Technology)	7,817
7,841	Rongsheng Petrochemical Co. Ltd., Class A (Materials)	17,829
277	Ruijie Networks Co. Ltd., Class A (Information Technology)	3,664
7,246	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	15,134
2,779	Sailun Group Co. Ltd., Class A (Consumer Discretionary)	6,367
4,566	Sanan Optoelectronics Co. Ltd., Class A (Information Technology)	11,114
397	Sangfor Technologies, Inc., Class A (Information Technology)	7,586
18,100	Sany Heavy Equipment International Holdings Co. Ltd. (Industrials)	36,445
7,940	Sany Heavy Industry Co. Ltd., Class A (Industrials)	26,791
15,400	Sany Heavy Industry Co. Ltd., Class H (Industrials)*	49,534
3,077	Satellite Chemical Co. Ltd., Class A (Materials)	10,486
5,757	SDIC Capital Co. Ltd., Class A (Financials)	6,260
6,551	SDIC Power Holdings Co. Ltd., Class A (Utilities)	12,652
5,062	Sealand Securities Co. Ltd., Class A (Financials)	3,106
2,084	Seazen Holdings Co. Ltd., Class A (Real Estate)*	5,064
590,132	SenseTime Group, Inc., Class B (Information Technology)*(a)(b)	193,136
1,390	Seres Group Co. Ltd., Class A (Consumer Discretionary)	21,743

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,300	Seres Group Co. Ltd., Class H (Consumer Discretionary)*	$40,184
644	SG Micro Corp., Class A (Information Technology)	6,456
2,283	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A (Materials)	1,484
8,536	Shaanxi Coal Industry Co. Ltd., Class A (Energy)	29,486
2,283	Shaanxi Energy Investment Co. Ltd., Class A (Utilities)	3,547
389	Shaanxi Huaqin Technology Industry Co. Ltd., Class A (Materials)	5,721
3,375	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A (Energy)	4,963
3,375	Shandong Gold Mining Co. Ltd., Class A (Materials)	23,273
12,999	Shandong Gold Mining Co. Ltd., Class H (Materials)(b)	68,500
695	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A (Industrials)	9,775
1,687	Shandong Hi-speed Co. Ltd., Class A (Industrials)	2,395
1,985	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A (Materials)	11,168
10,918	Shandong Nanshan Aluminum Co. Ltd., Class A (Materials)	11,267
695	Shandong Sinocera Functional Material Co. Ltd., Class A (Materials)	3,876
2,581	Shandong Sun Paper Industry JSC Ltd., Class A (Materials)	6,493
389	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A (Information Technology)	8,599
8,238	Shanghai Construction Group Co. Ltd., Class A (Industrials)	3,590
10,422	Shanghai Electric Group Co. Ltd., Class A (Industrials)*	13,823
42,000	Shanghai Electric Group Co. Ltd., Class H (Industrials)*	25,397
2,581	Shanghai Electric Power Co. Ltd., Class A (Utilities)	8,220
99	Shanghai Flyco Electrical Appliance Co. Ltd., Class A (Consumer Staples)	522
25,898	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (Health Care)	66,283
491	Shanghai Fudan Microelectronics Group Co. Ltd., Class A (Information Technology)	6,132

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
4,182	Shanghai Fudan Microelectronics Group Co. Ltd., Class H (Information Technology)	$26,336
12,507	Shanghai Junshi Biosciences Co. Ltd., Class A (Health Care)*	61,980
6,000	Shanghai MicroPort MedBot Group Co. Ltd., Class H (Health Care)*	21,431
397	Shanghai Moons’ Electric Co. Ltd., Class A (Industrials)	4,000
29,280	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	41,482
1,886	Shanghai Putailai New Energy Technology Group Co. Ltd., Class A (Materials)	7,812
6,253	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)	5,733
9,032	Shanghai Rural Commercial Bank Co. Ltd., Class A (Financials)	11,071
819	Shanghai United Imaging Healthcare Co. Ltd., Class A (Health Care)	15,602
1,489	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A (Real Estate)	8,963
1,985	Shanghai Zhonggu Logistics Co. Ltd., Class A (Industrials)	3,142
2,581	Shanjin International Gold Co. Ltd., Class A (Materials)	11,654
500	Shannon Semiconductor Technology Co. Ltd., Class A (Information Technology)	10,857
3,375	Shanxi Securities Co. Ltd., Class A (Financials)	2,961
5,260	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)*	4,056
4,566	Shenergy Co. Ltd., Class A (Utilities)	5,697
2,184	Shengyi Technology Co. Ltd., Class A (Information Technology)	21,999
644	Shennan Circuits Co. Ltd., Class A (Information Technology)	26,795
19,553	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	14,278
695	Shenzhen Capchem Technology Co. Ltd., Class A (Materials)	5,785
3,772	Shenzhen Energy Group Co. Ltd., Class A (Utilities)	3,859
1,000	Shenzhen Envicool Technology Co. Ltd., Class A (Industrials)	15,814
42,000	Shenzhen Expressway Corp. Ltd., Class H (Industrials)	38,552

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,588	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A (Information Technology)	$6,011
397	Shenzhen Goodix Technology Co. Ltd., Class A (Information Technology)	4,530
99	Shenzhen Han’s CNC Technology Co. Ltd., Class A (Industrials)	2,257
794	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A (Health Care)	1,391
44,500	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H (Health Care)(b)	29,924
2,680	Shenzhen Inovance Technology Co. Ltd., Class A (Industrials)	28,484
1,489	Shenzhen Kaifa Technology Co. Ltd., Class A (Information Technology)	7,466
298	Shenzhen Kedali Industry Co. Ltd., Class A (Consumer Discretionary)	7,179
298	Shenzhen Longsys Electronics Co. Ltd., Class A (Information Technology)*	12,670
4,169	Shenzhen MTC Co. Ltd., Class A (Consumer Discretionary)	6,496
695	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A (Health Care)	5,301
993	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A (Health Care)	7,108
298	Shenzhen SC New Energy Technology Corp., Class A (Information Technology)	5,374
794	Shenzhen Sunlord Electronics Co. Ltd., Class A (Information Technology)	4,837
15,793	Shenzhen YUTO Packaging Technology Co. Ltd., Class A (Materials)	72,855
5,403	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	43,758
21,500	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A (Consumer Discretionary)*	65,870
198	Shijiazhuang Shangtai Technology Co. Ltd., Class A (Industrials)	2,304
399	SICC Co. Ltd., Class A (Information Technology)*	5,426
4,268	Sichuan Changhong Electric Co. Ltd., Class A (Consumer Discretionary)	6,432

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,672	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	$7,728
8,238	Sichuan Hebang Biotechnology Co. Ltd., Class A (Materials)*	3,518
1,390	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Health Care)	6,187
700	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H (Health Care)*	34,668
6,749	Sichuan Road and Bridge Group Co. Ltd., Class A (Industrials)	9,778
159,892	Sino Biopharmaceutical Ltd. (Health Care)	123,668
303	Sinocelltech Group Ltd., Class A (Health Care)*	1,740
1,588	Sinoma Science & Technology Co. Ltd., Class A (Materials)	11,719
6,749	Sinomach Heavy Equipment Group Co. Ltd., Class A (Industrials)*	5,184
695	Sinomine Resource Group Co. Ltd., Class A (Materials)	9,218
22,000	Sinopec Engineering Group Co. Ltd., Class H (Industrials)	22,275
7,246	Sinopec Oilfield Service Corp., Class A (Energy)*	3,390
5,657	Sinopec Shanghai Petrochemical Co. Ltd., Class A (Materials)	2,614
348,832	Sinopec Shanghai Petrochemical Co. Ltd., Class H (Materials)	71,353
1,095	Sinopharm Group Co. Ltd., Class H (Health Care)	2,959
3,573	Sinotrans Ltd., Class A (Industrials)	3,104
116,782	Sinotrans Ltd., Class H (Industrials)	78,381
11,010	Sinotruk Hong Kong Ltd. (Industrials)	57,934
6,000	SITC International Holdings Co. Ltd. (Industrials)	25,604
694	Skshu Paint Co. Ltd., Class A (Materials)	5,292
29,495	Smoore International Holdings Ltd. (Consumer Staples)(b)	44,683
4,665	SooChow Securities Co. Ltd., Class A (Financials)	6,317
6,154	Southwest Securities Co. Ltd., Class A (Financials)	4,090
2,581	SPIC Industry-Finance Holdings Co. Ltd., Class A (Financials)	2,502
893	Spring Airlines Co. Ltd., Class A (Industrials)	7,159
2,978	State Grid Yingda Co. Ltd., Class A (Industrials)	3,221

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,945	Sungrow Power Supply Co. Ltd., Class A (Industrials)	$40,964
3,305	Sunny Optical Technology Group Co. Ltd. (Information Technology)	24,612
496	Sunresin New Materials Co. Ltd., Class A (Materials)	5,401
36,500	Sunshine Insurance Group Co. Ltd., Class H (Financials)	18,292
1,687	Sunwoda Electronic Co. Ltd., Class A (Industrials)	6,430
726	SUPCON Technology Co. Ltd., Class A (Information Technology)	8,487
1,588	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A (Information Technology)	19,801
298	Suzhou Maxwell Technologies Co. Ltd., Class A (Information Technology)	12,675
778	Suzhou TFC Optical Communication Co. Ltd., Class A (Information Technology)	41,809
6,811	TAL Education Group ADR (Consumer Discretionary)*	71,720
1,191	Talkweb Information System Co. Ltd., Class A (Communication Services)*	6,340
5,558	TangShan Port Group Co. Ltd., Class A (Industrials)	3,508
1,400	Tasly Pharmaceutical Group Co. Ltd., Class A (Health Care)	2,957
4,665	TBEA Co. Ltd., Class A (Industrials)	20,629
17,568	TCL Technology Group Corp., Class A (Information Technology)	12,726
101,890	Tencent Holdings Ltd. (Communication Services)	6,747,380
9,250	Tencent Music Entertainment Group ADR (Communication Services)	135,050
397	Thunder Software Technology Co. Ltd., Class A (Information Technology)	4,224
3,871	Tian Di Science & Technology Co. Ltd., Class A (Industrials)	3,453
8,040	Tianfeng Securities Co. Ltd., Class A (Financials)*	4,805
496	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A (Health Care)	3,109
2,283	Tianma Microelectronics Co. Ltd., Class A (Information Technology)*	3,377
406	Tianneng Battery Group Co. Ltd., Class A (Consumer Discretionary)	1,989

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,187	Tianqi Lithium Corp., Class H (Materials)*	$13,459
4,268	Tianshan Aluminum Group Co. Ltd., Class A (Materials)	10,992
2,978	Tianshui Huatian Technology Co. Ltd., Class A (Information Technology)	6,589
54,809	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	91,720
30,027	Tongcheng Travel Holdings Ltd. (Consumer Discretionary)	79,308
1,390	TongFu Microelectronics Co. Ltd., Class A (Information Technology)	10,537
2,184	Tongkun Group Co. Ltd., Class A (Materials)	7,732
12,605	Tongling Nonferrous Metals Group Co. Ltd., Class A (Materials)	14,569
10,231	Trip.com Group Ltd. (Consumer Discretionary)	538,092
3,077	Tsinghua Tongfang Co. Ltd., Class A (Information Technology)*	4,270
248	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	1,680
5,800	UBTech Robotics Corp. Ltd., Class H (Industrials)*(a)	90,090
54,607	Uni-President China Holdings Ltd. (Consumer Staples)	53,894
2,680	Unisplendour Corp. Ltd., Class A (Information Technology)	10,137
1,390	Universal Scientific Industrial Shanghai Co. Ltd., Class A (Information Technology)	9,650
463	Verisilicon Microelectronics Shanghai Co. Ltd., Class A (Information Technology)*	18,738
900	Victory Giant Technology Huizhou Co. Ltd., Class A (Information Technology)	39,886
1,569	Vipshop Holdings Ltd. ADR (Consumer Discretionary)	27,332
16,000	Wanguo Gold Group Ltd. (Materials)	36,675
276	Wanhua Chemical Group Co. Ltd., Class A (Materials)	3,741
4,179	Want Want China Holdings Ltd. (Consumer Staples)	2,618
6,253	Weichai Power Co. Ltd., Class A (Industrials)	25,392
31,285	Weichai Power Co. Ltd., Class H (Industrials)	130,465
794	Weihai Guangwei Composites Co. Ltd., Class A (Materials)	4,699
8,600	Weilong Delicious Global Holdings Ltd. (Consumer Staples)	12,874

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,184	Western Mining Co. Ltd., Class A (Materials)	$11,030
4,169	Western Securities Co. Ltd., Class A (Financials)	4,861
599	Western Superconducting Technologies Co. Ltd., Class A (Materials)	7,880
15,884	Wharf Holdings Ltd. (The) (Real Estate)	52,594
12,064	Wilmar International Ltd. (Consumer Staples)	33,573
397	Winner Medical Co. Ltd., Class A (Health Care)	2,066
1,985	Winning Health Technology Group Co. Ltd., Class A (Health Care)	3,113
20,900	Wintime Energy Group Co. Ltd., Class A (Utilities)*	5,575
77,963	Wuchan Zhongda Group Co. Ltd., Class A (Consumer Discretionary)	66,476
3,970	Wuhan Guide Infrared Co. Ltd., Class A (Information Technology)*	9,004
298	Wuhan Jingce Electronic Group Co. Ltd., Class A (Information Technology)*	6,634
1,787	WUS Printed Circuit Kunshan Co. Ltd., Class A (Information Technology)	21,775
2,581	WuXi AppTec Co. Ltd., Class A (Health Care)	36,870
7,405	WuXi AppTec Co. Ltd., Class H (Health Care)(b)	112,654
66,918	Wuxi Biologics Cayman, Inc. (Health Care)*(b)	344,080
1,489	Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Industrials)	11,893
5,000	WuXi XDC Cayman, Inc. (Health Care)*	40,366
11,017	XCMG Construction Machinery Co. Ltd., Class A (Industrials)	19,687
4,600	XD, Inc. (Communication Services)	43,459
5,889	Xiamen Amoytop Biotech Co. Ltd., Class A (Health Care)	64,487
2,779	Xiamen C & D, Inc., Class A (Industrials)	3,933
1,290	Xiamen Tungsten Co. Ltd., Class A (Materials)	13,190
2,084	Xiangcai Co. Ltd., Class A (Financials)*	3,208
267,926	Xiaomi Corp., Class B (Information Technology)*(b)	1,195,402
26,231	Xinyi Glass Holdings Ltd. (Industrials)(a)	34,809

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
76,000	Xinyi Solar Holdings Ltd. (Information Technology)	$33,617
21,962	XPeng, Inc., Class A (Consumer Discretionary)*	191,904
43,000	XtalPi Holdings Ltd. (Health Care)*	56,951
8,500	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H (Information Technology)(a)(b)	161,695
496	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A (Information Technology)	6,318
43,508	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	149,286
4,516	Yankuang Energy Group Co. Ltd., Class A (Energy)	11,664
46,818	Yankuang Energy Group Co. Ltd., Class H (Energy)	83,794
993	Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy)	16,973
1,290	Yealink Network Technology Corp. Ltd., Class A (Information Technology)	7,066
40,000	Yili Chuanning Biotechnology Co. Ltd., Class A (Health Care)	66,172
595	Yongan Futures Co. Ltd., Class A (Financials)	1,355
8,437	Yonghui Superstores Co. Ltd., Class A (Consumer Staples)*	5,226
3,176	Yonyou Network Technology Co. Ltd., Class A (Information Technology)*	6,583
4,268	Youngor Fashion Co. Ltd., Class A (Real Estate)	4,554
3,176	YTO Express Group Co. Ltd., Class A (Industrials)	9,078
3,176	Yunnan Aluminium Co. Ltd., Class A (Materials)	14,443
1,687	Yunnan Baiyao Group Co. Ltd., Class A (Health Care)	13,782
4,665	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A (Materials)	7,500
1,489	Yunnan Tin Co. Ltd., Class A (Materials)	9,627
1,687	Yunnan Yuntianhua Co. Ltd., Class A (Materials)	10,910
2,084	Yutong Bus Co. Ltd., Class A (Industrials)	9,018
1,489	Zangge Mining Co. Ltd., Class A (Materials)	18,699
1,390	ZCZL Industrial Technology Group Co. Ltd., Class A (Industrials)	5,077
3,770	ZCZL Industrial Technology Group Co. Ltd., Class H (Industrials)	11,326

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
26,664	Zhaojin Mining Industry Co. Ltd., Class H (Materials)	$117,603
4,863	Zhefu Holding Group Co. Ltd., Class A (Industrials)	3,700
198	Zhejiang Cfmoto Power Co. Ltd., Class A (Consumer Discretionary)	7,136
5,062	Zhejiang China Commodities City Group Co. Ltd., Class A (Consumer Discretionary)	10,964
1,985	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	9,559
496	Zhejiang Dingli Machinery Co. Ltd., Class A (Industrials)	4,286
25,304	Zhejiang Expressway Co. Ltd., Class H (Industrials)	22,159
1,886	Zhejiang Hailiang Co. Ltd., Class A (Materials)	4,044
1,390	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A (Health Care)	3,240
1,588	Zhejiang Huayou Cobalt Co. Ltd., Class A (Industrials)	18,197
3,275	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A (Communication Services)*	2,349
2,481	Zhejiang Juhua Co. Ltd., Class A (Materials)	15,043
2,978	Zhejiang Longsheng Group Co. Ltd., Class A (Materials)	7,114
2,878	Zhejiang NHU Co. Ltd., Class A (Materials)	13,214
11,672	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Industrials)	87,120
794	Zhejiang Shuanghuan Driveline Co. Ltd., Class A (Consumer Discretionary)	4,793
397	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	2,575
29,000	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A (Consumer Discretionary)	69,067
1,588	Zhejiang Weiming Environment Protection Co. Ltd., Class A (Industrials)	6,518
9,032	Zhejiang Zheneng Electric Power Co. Ltd., Class A (Utilities)	7,017
3,573	Zheshang Securities Co. Ltd., Class A (Financials)	5,557
17,289	ZhongAn Online P&C Insurance Co. Ltd., Class H (Financials)*(b)	33,883
675	Zhongfu Shenying Carbon Fiber Co. Ltd., Class A (Materials)*	3,161

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,112	Zhongji Innolight Co. Ltd., Class A (Information Technology)	$86,550
4,466	Zhongjin Gold Corp. Ltd., Class A (Materials)	20,726
1,042	Zhuhai CosMX Battery Co. Ltd., Class A (Industrials)	2,842
590	Zhuzhou CRRC Times Electric Co. Ltd., Class A (Industrials)	5,108
17,451	Zhuzhou CRRC Times Electric Co. Ltd., Class H (Industrials)	99,011
20,546	Zijin Mining Group Co. Ltd., Class A (Materials)	118,438
90,991	Zijin Mining Group Co. Ltd., Class H (Materials)	523,462
34,653	ZJLD Group, Inc. (Consumer Staples)(b)	40,491
6,551	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A (Industrials)	9,539
21,648	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (Industrials)(a)	28,948
3,672	ZTE Corp., Class A (Information Technology)	20,686
12,553	ZTE Corp., Class H (Information Technology)	43,715
6,900	ZTO Express Cayman, Inc. (Industrials)	168,924

		51,270,160

Colombia – 0.0%
78,636	Ecopetrol SA (Energy)	46,906
5,122	Grupo Argos SA (Materials)	22,505
3,816	Grupo Cibest SA (Financials)	83,346
1,962	Grupo de Inversiones Suramericana SA (Financials)	28,317
7,319	Interconexion Electrica SA ESP (Utilities)	53,597

		234,671

Congo (Democratic Republic) – 0.0%
11,717	Ivanhoe Mines Ltd., Class A (Materials)*	134,021

Cyprus – 0.0%
5,188	Bank of Cyprus Holdings PLC (Financials)	56,722

Czech Republic – 0.0%
2,638	CEZ AS (Utilities)	149,788
1,212	Komercni Banka AS (Financials)	69,409

		219,197

Denmark – 0.8%
1,044	Carlsberg AS, Class B (Consumer Staples)	162,209

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Denmark – (continued)
1,430	Coloplast A/S, Class B (Health Care)	$110,278
10,530	Danske Bank A/S (Financials)	549,297
3,295	DSV A/S (Industrials)	851,608
828	Genmab A/S (Health Care)*	241,871
50,221	Novo Nordisk A/S, Class B (Health Care)	1,888,049
6,864	Novonesis Novozymes B, Class B (Materials)	407,306
4,934	Orsted AS (Utilities)*(b)	116,957
586	Pandora A/S (Consumer Discretionary)	46,302
5,295	Tryg A/S (Financials)	131,036
16,303	Vestas Wind Systems A/S (Industrials)	418,525

		4,923,438

Egypt – 0.0%
22,764	Abou Kir Fertilizers & Chemical Industries (Materials)	33,090
42,750	Commercial International Bank - Egypt (CIB) (Financials)	119,022
34,684	Eastern Co. SAE (Consumer Staples)	29,657
14,004	EFG Holding S.A.E. (Financials)*	7,903
15,362	Talaat Moustafa Group (Real Estate)	27,905

		217,577

Faroe Islands – 0.0%
52	Bakkafrost P/F (Consumer Staples)	2,492

Finland – 0.6%
1,071	Elisa OYJ (Communication Services)	54,931
8,420	Fortum OYJ (Utilities)	196,941
5,355	Kesko OYJ, Class B (Consumer Staples)	131,891
5,423	Kone OYJ, Class B (Industrials)	409,916
10,482	Metso Oyj (Industrials)	219,119
7,062	Neste OYJ (Energy)	176,601
82,554	Nokia OYJ (Information Technology)	632,006
51,300	Nordea Bank Abp (Financials)	996,376
2,008	Orion OYJ, Class B (Health Care)	160,506
37,356	Sampo OYJ, Class A (Financials)	414,070
3,948	Stora Enso OYJ, Class R (Materials)	53,630
6,381	UPM-Kymmene OYJ (Materials)	203,269
7,955	Wartsila OYJ Abp (Industrials)	346,582

		3,995,838

France – 4.6%
9,273	Air Liquide SA (Materials)	1,951,486

Shares	Description	Value

Common Stocks – (continued)

France – (continued)
9,510	Airbus SE (Industrials)	$2,068,733
27,441	AXA SA (Financials)	1,343,288
16,053	BNP Paribas SA (Financials)	1,810,087
887	Bollore SE (Energy)	5,190
3,198	Bouygues SA (Industrials)	198,914
2,146	Capgemini SE (Information Technology)	270,988
7,875	Cie de Saint-Gobain SA (Industrials)	801,861
11,633	Cie Generale des Etablissements Michelin SCA (Consumer Discretionary)	472,487
16,148	Credit Agricole SA (Financials)	358,154
10,717	Danone SA (Consumer Staples)	919,156
8,906	Dassault Systemes (Information Technology)	195,059
28,614	Engie SA (Utilities)	977,388
4,841	EssilorLuxottica SA (Health Care)	1,287,192
539	Hermes International SCA (Consumer Discretionary)	1,303,979
1,245	Kering (Consumer Discretionary)	420,265
4,117	Legrand SA (Industrials)	747,857
3,612	L’Oreal SA (Consumer Staples)	1,694,789
4,098	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	2,632,635
30,551	Orange SA (Communication Services)	656,142
2,475	Pernod Ricard SA (Consumer Staples)	228,694
3,145	Publicis Groupe SA (Communication Services)	280,057
5,693	Safran SA (Industrials)	2,285,388
186	Sartorius Stedim Biotech (Health Care)	40,211
11,463	Societe Generale SA (Financials)	999,649
1,419	Thales SA (Industrials)	427,063
33,703	TotalEnergies SE (Energy)	2,677,284
7,809	Vinci SA (Industrials)	1,297,728

		28,351,724

Germany – 4.9%
2,365	adidas AG (Consumer Discretionary)	441,751
6,258	Allianz SE (Financials)	2,824,010
15,587	BASF SE (Materials)	896,255
15,075	Bayer AG (Health Care)	747,739
3,920	Bayerische Motoren Werke AG (Consumer Discretionary)	414,052
1,575	Beiersdorf AG (Consumer Staples)	200,186
1,545	BioNTech SE ADR (Health Care)*	170,379
11,407	Commerzbank AG (Financials)	466,675
2,363	Continental AG (Consumer Discretionary)	204,005

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
8,149	Daimler Truck Holding AG (Industrials)	$414,014
29,354	Deutsche Bank AG (Financials)	1,049,973
2,975	Deutsche Boerse AG (Financials)	816,325
15,556	Deutsche Post AG (Industrials)	920,186
57,994	Deutsche Telekom AG (Communication Services)	2,334,264
36,183	E.ON SE (Utilities)	840,755
2,104	Fresenius Medical Care AG (Health Care)	98,001
6,727	Fresenius SE & Co. KGaA (Health Care)	404,277
983	Hannover Rueck SE (Financials)	299,210
2,075	Heidelberg Materials AG (Materials)	464,389
1,573	Henkel AG & Co. KGaA (Consumer Staples)	142,543
21,272	Infineon Technologies AG (Information Technology)	1,150,935
1,082	Knorr-Bremse AG (Industrials)	142,443
10,420	Mercedes-Benz Group AG (Consumer Discretionary)	725,871
2,147	Merck KGaA (Health Care)	325,236
878	MTU Aero Engines AG (Industrials)	378,794
2,116	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Financials)	1,388,091
734	Rheinmetall AG (Industrials)	1,441,646
10,947	RWE AG (Utilities)	704,937
16,934	SAP SE (Information Technology)	3,418,173
12,231	Siemens AG (Industrials)	3,572,741
12,012	Siemens Energy AG (Industrials)	2,360,690
3,638	Siemens Healthineers AG (Health Care)(b)	181,008
984	Talanx AG (Financials)	124,314
948	Volkswagen AG (Consumer Discretionary)	113,945
12,810	Vonovia SE (Real Estate)	433,930

		30,611,743

Greece – 0.2%
32,501	Alpha Bank SA (Financials)	142,751
1,230	Athens International Airport SA (Industrials)	16,614
39,426	Eurobank SA (Financials)	182,477
2,733	Hellenic Telecommunications Organization SA (Communication Services)	56,470
2,712	JUMBO SA (Consumer Discretionary)	79,475
968	Motor Oil Hellas Corinth Refineries SA (Energy)	41,922

Shares	Description	Value

Common Stocks – (continued)

Greece – (continued)
13,689	National Bank of Greece SA (Financials)	$222,802
4,656	OPAP Holding SA (Consumer Discretionary)	86,858
15,967	Piraeus Bank SA (Financials)*	153,080
3,041	Public Power Corp. SA (Utilities)	67,861

		1,050,310

Hong Kong – 1.2%
170,038	AIA Group Ltd. (Financials)	1,886,860
38,395	Cathay Pacific Airways Ltd. (Industrials)	69,013
36,519	CK Asset Holdings Ltd. (Real Estate)	232,406
10,089	CK Infrastructure Holdings Ltd. (Utilities)	85,707
29,505	CLP Holdings Ltd. (Utilities)	279,881
4,000	Cowell e Holdings, Inc. (Information Technology)*	14,339
947	Futu Holdings Ltd. ADR (Financials)*	140,951
21,867	Henderson Land Development Co. Ltd. (Real Estate)	99,073
37,584	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	33,682
58,988	HKT Trust & HKT Ltd. (Communication Services)	93,058
177,047	Hong Kong & China Gas Co. Ltd. (Utilities)	172,245
19,321	Hong Kong Exchanges & Clearing Ltd. (Financials)	1,034,946
16,562	Hongkong Land Holdings Ltd. (Real Estate)	143,593
42,350	Link REIT (Real Estate)	209,851
32,510	MTR Corp. Ltd. (Industrials)	155,190
2,180	Orient Overseas International Ltd. (Industrials)	41,665
22,155	Power Assets Holdings Ltd. (Utilities)	179,712
41,919	Prudential PLC (Financials)	641,073
55,959	Sino Land Co. Ltd. (Real Estate)	91,427
21,689	Sun Hung Kai Properties Ltd. (Real Estate)	404,824
11,805	Swire Pacific Ltd., Class A (Industrials)	126,997
16,882	Swire Properties Ltd. (Real Estate)	58,272
26,661	Techtronic Industries Co. Ltd. (Industrials)	434,912
124,143	WH Group Ltd. (Consumer Staples)(b)	156,168
39,712	Wharf Real Estate Investment Co. Ltd. (Real Estate)	146,721

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Hong Kong – (continued)
4,400	Zijin Gold International Co. Ltd. (Materials)*	$131,514

		7,064,080

Hungary – 0.1%
6,099	MOL Hungarian Oil & Gas PLC (Energy)	67,420
3,576	OTP Bank Nyrt (Financials)	440,454
2,308	Richter Gedeon Nyrt (Health Care)	86,345

		594,219

India – 4.2%
3,946	360 ONE WAM Ltd. (Financials)	47,868
880	ABB India Ltd. (Industrials)	58,743
98	Abbott India Ltd. (Health Care)	28,578
5,989	Adani Energy Solutions Ltd. (Utilities)*	66,591
1,171	Adani Enterprises Ltd. (Industrials)	27,826
9,416	Adani Ports & Special Economic Zone Ltd. (Industrials)	157,423
64,780	Adani Power Ltd. (Utilities)*	99,766
11,348	Aditya Birla Capital Ltd. (Financials)*	42,965
516	Alkem Laboratories Ltd. (Health Care)	31,986
10,062	Ambuja Cements Ltd. (Materials)	55,344
2,763	APL Apollo Tubes Ltd. (Materials)	67,866
1,682	Apollo Hospitals Enterprise Ltd. (Health Care)	144,607
47,694	Ashok Leyland Ltd. (Industrials)	110,669
6,289	Asian Paints Ltd. (Materials)	164,262
7,598	AU Small Finance Bank Ltd. (Financials)(b)	80,038
6,982	Aurobindo Pharma Ltd. (Health Care)	93,660
896	Avenue Supermarts Ltd. (Consumer Staples)*(b)	37,894
37,867	Axis Bank Ltd. (Financials)	576,020
1,411	Bajaj Auto Ltd. (Consumer Discretionary)	154,669
43,052	Bajaj Finance Ltd. (Financials)	471,282
6,351	Bajaj Finserv Ltd. (Financials)	139,158
732	Bajaj Holdings & Investment Ltd. (Financials)	86,930
29,931	Bajaj Housing Finance Ltd. (Financials)*	28,636
17,185	Bank of Baroda (Financials)	60,815
11,819	Bank of India (Financials)	22,871
59,344	Bharat Electronics Ltd. (Industrials)	290,079
6,748	Bharat Forge Ltd. (Consumer Discretionary)	141,760

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
17,292	Bharat Heavy Electricals Ltd. (Industrials)	$50,359
31,956	Bharat Petroleum Corp. Ltd. (Energy)	135,374
39,368	Bharti Airtel Ltd. (Communication Services)	813,226
1,230	Bharti Hexacom Ltd. (Communication Services)	21,725
14,688	Biocon Ltd. (Health Care)	62,933
144	Bosch Ltd. (Consumer Discretionary)	57,655
2,195	Britannia Industries Ltd. (Consumer Staples)	144,823
3,267	BSE Ltd. (Financials)	97,213
30,144	Canara Bank (Financials)	52,143
18,381	CG Power & Industrial Solutions Ltd. (Industrials)	146,521
8,533	Cholamandalam Investment and Finance Co. Ltd. (Financials)	162,338
10,971	Cipla Ltd. (Health Care)	162,582
27,252	Coal India Ltd. (Energy)	129,002
5,440	Coforge Ltd. (Information Technology)	70,906
2,214	Colgate-Palmolive India Ltd. (Consumer Staples)	54,866
1,986	Coromandel International Ltd. (Materials)	48,462
2,256	Cummins India Ltd. (Industrials)	121,467
12,314	Delhivery Ltd. (Industrials)*	58,662
2,333	Divi’s Laboratories Ltd. (Health Care)	164,340
38	Dixon Technologies India Ltd. (Consumer Discretionary)	4,397
15,305	DLF Ltd. (Real Estate)	101,586
4,401	Dr Reddy’s Laboratories Ltd. (Health Care)	62,225
2,533	Eicher Motors Ltd. (Consumer Discretionary)	223,032
14,487	Embassy Office Parks REIT (Real Estate)	67,682
79,159	Eternal Ltd. (Consumer Discretionary)*	214,307
29,673	Federal Bank Ltd. (Financials)	97,800
7,847	Fortis Healthcare Ltd. (Health Care)	81,307
17,018	FSN E-Commerce Ventures Ltd. (Consumer Discretionary)*	49,661
57,135	GAIL India Ltd. (Utilities)	106,468
2,052	GE Vernova T&D India Ltd. (Industrials)	86,843
3,865	General Insurance Corp. of India (Financials)(b)	16,273
1,018	Gland Pharma Ltd. (Health Care)(b)	20,390
2,254	Glenmark Pharmaceuticals Ltd. (Health Care)	52,938

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
8,545	Godrej Consumer Products Ltd. (Consumer Staples)	$114,354
5,166	Grasim Industries Ltd. (Materials)	158,984
1,577	Gujarat Fluorochemicals Ltd. (Materials)	60,380
16,621	HCL Technologies Ltd. (Information Technology)	253,783
3,214	HDFC Asset Management Co. Ltd. (Financials)(b)	95,336
184,246	HDFC Bank Ltd. (Financials)	1,797,880
16,262	HDFC Life Insurance Co. Ltd. (Financials)(b)	127,860
2,415	Hero MotoCorp Ltd. (Consumer Discretionary)	151,574
6,198	Hexaware Technologies Ltd. (Information Technology)	32,258
22,310	Hindalco Industries Ltd. (Materials)	226,763
2,761	Hindustan Aeronautics Ltd. (Industrials)	118,760
15,942	Hindustan Petroleum Corp. Ltd. (Energy)	76,883
9,801	Hindustan Unilever Ltd. (Consumer Staples)	251,887
3,878	Hindustan Zinc Ltd. (Materials)	25,738
174	Hitachi Energy India Ltd. (Industrials)	48,890
3,547	Hyundai Motor India Ltd. (Consumer Discretionary)	84,425
85,605	ICICI Bank Ltd. (Financials)	1,297,490
3,919	ICICI Lombard General Insurance Co. Ltd. (Financials)(b)	81,911
6,367	ICICI Prudential Life Insurance Co. Ltd. (Financials)(b)	45,805
41,249	IDFC First Bank Ltd. (Financials)	33,316
4,027	Indian Bank (Financials)	43,844
18,124	Indian Hotels Co. Ltd. (Consumer Discretionary)	132,888
47,145	Indian Oil Corp. Ltd. (Energy)	97,149
55,406	Indian Railway Finance Corp. Ltd. (Financials)(b)	63,064
20,326	Indus Towers Ltd. (Communication Services)*	101,645
9,416	IndusInd Bank Ltd. (Financials)*	99,023
8,380	Info Edge India Ltd. (Communication Services)	94,839
54,200	Infosys Ltd. (Information Technology)	774,547
3,549	InterGlobe Aviation Ltd. (Industrials)(b)	188,310
31,847	ITC Ltd. (Consumer Staples)	109,778
5,049	Jindal Stainless Ltd. (Materials)	43,086
6,325	Jindal Steel Ltd. (Materials)	86,501

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
47,770	Jio Financial Services Ltd. (Financials)	$134,106
6,396	JSW Energy Ltd. (Utilities)	34,291
13,376	JSW Steel Ltd. (Materials)	185,946
15,529	Knowledge Realty Trust REIT (Real Estate)	20,459
88,610	Kotak Mahindra Bank Ltd. (Financials)	404,401
12,313	Kwality Wall’s India Ltd. (Consumer Staples)*	3,535
12,360	L&T Finance Ltd. (Financials)	38,577
10,920	Larsen & Toubro Ltd. (Industrials)	513,530
6,527	Laurus Labs Ltd. (Health Care)(b)	77,182
1,872	LG Electronics India Ltd. (Consumer Discretionary)*	32,697
3,678	Life Insurance Corp. of India (Financials)	34,340
779	Linde India Ltd. (Materials)	57,627
1,572	Lloyds Metals & Energy Ltd. (Materials)	21,305
4,004	Lodha Developers Ltd. (Real Estate)(b)	43,494
1,175	LTIMindtree Ltd. (Information Technology)(b)	57,629
3,992	Lupin Ltd. (Health Care)	101,006
9,578	Mahindra & Mahindra Financial Services Ltd. (Financials)	39,406
15,202	Mahindra & Mahindra Ltd. (Consumer Discretionary)	567,701
211	MakeMyTrip Ltd. (Consumer Discretionary)*	11,915
1,840	Mankind Pharma Ltd. (Health Care)	45,458
8,672	Marico Ltd. (Consumer Staples)	75,175
2,085	Maruti Suzuki India Ltd. (Consumer Discretionary)	340,494
3,675	Max Financial Services Ltd. (Financials)*	73,253
15,102	Max Healthcare Institute Ltd. (Health Care)	181,263
948	Mazagon Dock Shipbuilders Ltd. (Industrials)	23,184
2,387	Motilal Oswal Financial Services Ltd. (Financials)	19,026
3,102	Mphasis Ltd. (Information Technology)	78,303
65	MRF Ltd. (Consumer Discretionary)	100,730
2,838	Multi Commodity Exchange of India Ltd. (Financials)	76,219
1,771	Muthoot Finance Ltd. (Financials)	65,281
21,822	National Aluminium Co. Ltd. (Materials)	85,056
10,540	Nestle India Ltd. (Consumer Staples)	149,649

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
87,646	NHPC Ltd. (Utilities)	$72,573
2,841	Nippon Life India Asset Management Ltd. (Financials)(b)	29,079
57,267	NMDC Ltd. (Materials)	51,453
72,229	NTPC Ltd. (Utilities)	303,203
3,772	Oberoi Realty Ltd. (Real Estate)	63,137
44,930	Oil & Natural Gas Corp. Ltd. (Energy)	138,134
9,004	Oil India Ltd. (Energy)	47,892
6,662	One 97 Communications Ltd. (Financials)*	80,426
985	Oracle Financial Services Software Ltd. (Information Technology)	75,053
10,782	Patanjali Foods Ltd. (Consumer Staples)	60,205
5,555	PB Fintech Ltd. (Financials)*	90,466
1,658	Persistent Systems Ltd. (Information Technology)	86,257
9,934	Petronet LNG Ltd. (Energy)	35,313
551	Pidilite Industries Ltd. (Materials)	9,036
725	Polycab India Ltd. (Industrials)	68,618
31,089	Power Finance Corp. Ltd. (Financials)	141,406
75,197	Power Grid Corp. of India Ltd. (Utilities)	246,851
2,288	Prestige Estates Projects Ltd. (Real Estate)	35,033
36,589	Punjab National Bank (Financials)	52,058
9,407	Rail Vikas Nigam Ltd. (Industrials)	32,711
28,114	REC Ltd. (Financials)	108,097
96,581	Reliance Industries Ltd. (Energy)	1,479,774
108,272	Samvardhana Motherson International Ltd. (Consumer Discretionary)	158,690
7,407	SBI Life Insurance Co. Ltd. (Financials)(b)	165,862
1,420	Schaeffler India Ltd. (Consumer Discretionary)	68,009
165	Shree Cement Ltd. (Materials)	47,291
23,308	Shriram Finance Ltd. (Financials)	276,541
404	Solar Industries India Ltd. (Materials)	59,968
3,780	SRF Ltd. (Materials)	106,458
29,658	State Bank of India (Financials)	391,751
16,868	Steel Authority of India Ltd. (Materials)	30,724
18,394	Sun Pharmaceutical Industries Ltd. (Health Care)	351,195
1,061	Sundaram Finance Ltd. (Financials)	64,254
179,564	Suzlon Energy Ltd. (Industrials)*	84,220

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
30,850	Swiggy Ltd. (Consumer Discretionary)*	$102,323
8,317	Tata Capital Ltd. (Financials)*	30,498
12,192	Tata Consultancy Services Ltd. (Information Technology)	353,446
9,998	Tata Consumer Products Ltd. (Consumer Staples)	125,392
33,649	Tata Motors Ltd. (Industrials)*	186,893
41,441	Tata Motors Passenger Vehicles Ltd. (Consumer Discretionary)	174,303
28,197	Tata Power Co. Ltd. (The) (Utilities)	117,017
121,959	Tata Steel Ltd. (Materials)	284,641
10,821	Tech Mahindra Ltd. (Information Technology)	161,501
6,508	Titan Co. Ltd. (Consumer Discretionary)	309,568
1,538	Torrent Pharmaceuticals Ltd. (Health Care)	73,257
3,734	Trent Ltd. (Consumer Discretionary)	160,050
3,810	TVS Motor Co. Ltd. (Consumer Discretionary)	162,059
1,911	UltraTech Cement Ltd. (Materials)	266,287
24,633	Union Bank of India Ltd. (Financials)	54,767
7,373	United Spirits Ltd. (Consumer Staples)	111,904
2,969	UNO Minda Ltd. (Consumer Discretionary)	38,787
13,790	UPL Ltd. (Materials)	96,616
28,264	Varun Beverages Ltd. (Consumer Staples)	140,238
22,316	Vedanta Ltd. (Materials)	176,220
427,328	Vodafone Idea Ltd. (Communication Services)*	49,743
3,832	Voltas Ltd. (Industrials)	65,763
2,468	WAAREE Energies Ltd. (Information Technology)	73,498
59,673	Wipro Ltd. (Information Technology)	131,813
262,944	Yes Bank Ltd. (Financials)*	59,886
7,251	Zydus Lifesciences Ltd. (Health Care)	73,461

		26,330,670

Indonesia – 0.4%
69,400	Adaro Andalan Indonesia PT (Energy)	38,291
369,267	Alamtri Minerals Indonesia Tbk PT (Materials)	46,255
204,534	Amman Mineral Internasional PT (Materials)*	93,330
280,200	Aneka Tambang Tbk (Materials)	72,703
171,459	Astra International Tbk PT (Industrials)	68,267
721,206	Bank Central Asia Tbk PT (Financials)	308,658

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Indonesia – (continued)
391,927	Bank Mandiri Persero Tbk PT (Financials)	$123,317
247,703	Bank Negara Indonesia Persero Tbk PT (Financials)	65,010
886,100	Bank Rakyat Indonesia Persero Tbk PT (Financials)	206,660
421,170	Barito Pacific Tbk PT (Materials)*	49,993
1,223,300	Bumi Resources Minerals Tbk PT (Materials)*	70,779
3,378,200	Bumi Resources Tbk PT (Energy)*	51,988
197,624	Chandra Asri Pacific Tbk PT (Materials)	78,979
492,600	Chandra Daya Investasi Tbk PT (Utilities)	30,852
25,800	Dian Swastatika Sentosa Tbk PT (Energy)*	121,459
199,627	Indofood Sukses Makmur Tbk PT (Consumer Staples)	76,803
343,632	Indosat Tbk PT (Communication Services)	47,348
3,279	Jardine Matheson Holdings Ltd. (Industrials)	270,517
827,800	Merdeka Battery Materials Tbk PT (Materials)*	42,217
380,100	Merdeka Copper Gold Tbk PT (Materials)*	85,021
131,300	Merdeka Gold Resources Tbk PT (Materials)*	65,200
87,219	Pantai Indah Kapuk Dua Tbk PT (Real Estate)	49,553
590,100	Pertamina Geothermal Energy PT (Utilities)(b)	38,190
278,000	Petrindo Jaya Kreasi Tbk PT (Energy)	26,531
490,688	Telkom Indonesia Persero Tbk PT (Communication Services)	103,611
563,100	Trimegah Bangun Persada Tbk PT (Materials)	51,725
1,264	United Tractors Tbk PT (Energy)	2,156
117,600	Vale Indonesia Tbk PT (Materials)	55,415
229,900	XLSMART Telecom Sejahtera Tbk PT (Communication Services)	43,471

		2,384,299

Ireland – 0.2%
2,854	AerCap Holdings NV (Industrials)	426,502
33,920	AIB Group PLC (Financials)	354,437
15,619	Bank of Ireland Group PLC (Financials)	304,928
2,744	Kerry Group PLC, Class A (Consumer Staples)	243,960

Shares	Description	Value

Common Stocks – (continued)

Ireland – (continued)
2,544	Kingspan Group PLC (Industrials)	$253,362

		1,583,189

Israel – 0.9%
3,066	Airport City Ltd. (Real Estate)*	53,783
3,368	Amot Investments Ltd. (Real Estate)	22,333
607	Azrieli Group Ltd. (Real Estate)	87,139
21,396	Bank Hapoalim BM (Financials)	539,037
24,346	Bank Leumi Le-Israel BM (Financials)	588,354
53,626	Bezeq The Israeli Telecommunication Corp. Ltd. (Communication Services)	141,362
257	Big Shopping Centers Ltd. (Real Estate)	61,886
412	Camtek Ltd. (Information Technology)*	68,528
4,043	Cellebrite DI Ltd. (Information Technology)*	53,934
1,586	Check Point Software Technologies Ltd. (Information Technology)*	241,183
1,060	Clal Insurance Enterprises Holdings Ltd. (Financials)	79,043
156	Delek Group Ltd. (Energy)	47,695
439	Elbit Systems Ltd. (Industrials)	335,885
4,046	Energix-Renewable Energies Ltd. (Utilities)	25,809
1,927	Enlight Renewable Energy Ltd. (Utilities)*	131,833
103	Fattal Holdings 1998 Ltd. (Consumer Discretionary)*	20,204
860	First International Bank Of Israel Ltd. (The) (Financials)	73,867
537	Global-e Online Ltd. (Consumer Discretionary)*	18,779
1,719	Harel Insurance Investments & Financial Services Ltd. (Financials)	90,189
467	ICL Group Ltd. (Materials)	2,206
164	Israel Corp. Ltd. (Materials)	42,253
20,006	Israel Discount Bank Ltd., Class A (Financials)	241,896
403	Mega Or Holdings Ltd. (Real Estate)	65,540
409	Melisron Ltd. (Real Estate)	55,349
292	Menora Mivtachim Holdings Ltd. (Financials)	41,667
7,826	Migdal Insurance & Financial Holdings Ltd. (Financials)*	42,308
9,372	Mivne Real Estate KD Ltd. (Real Estate)	38,829
2,501	Mizrahi Tefahot Bank Ltd. (Financials)	187,135
1,165	Next Vision Stabilized Systems Ltd. (Information Technology)	132,985

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Israel – (continued)
1,321	Nice Ltd. (Information Technology)*	$149,570
477	Nova Ltd. (Information Technology)*	209,172
2,440	OPC Energy Ltd. (Utilities)*	76,818
3,757	Phoenix Financial Ltd. (Financials)	191,723
1,091	Plus500 Ltd. (Financials)	58,789
2,213	Shapir Engineering and Industry Ltd. (Industrials)(a)	23,080
10,042	Shikun & Binui Ltd. (Industrials)*	52,879
6,535	Shufersal Ltd. (Consumer Staples)	91,501
780	Strauss Group Ltd. (Consumer Staples)	34,356
1,390	Tel Aviv Stock Exchange Ltd. (Financials)	67,652
18,517	Teva Pharmaceutical Industries Ltd. (Health Care)*	626,614
1,827	Tower Semiconductor Ltd. (Information Technology)*	230,695
878	Wix.com Ltd. (Information Technology)*	61,864

		5,405,724

Italy – 1.9%
25,423	A2A SpA (Utilities)	74,412
3,372	Banca Mediolanum SpA (Financials)	72,619
30,272	Banca Monte dei Paschi di Siena SpA (Financials)	296,589
18,003	Banco BPM SpA (Financials)	266,446
23,311	BPER Banca SpA (Financials)	330,555
14,271	Davide Campari-Milano NV (Consumer Staples)	107,468
124,443	Enel SpA (Utilities)	1,497,804
33,627	Eni SpA (Energy)	780,411
2,072	Ferrari NV (Consumer Discretionary)	786,277
9,992	FinecoBank Banca Fineco SpA (Financials)	235,833
14,648	Generali (Financials)	625,384
1,109	Infrastrutture Wireless Italiane SpA (Communication Services)(b)	11,778
236,949	Intesa Sanpaolo SpA (Financials)	1,632,434
6,547	Leonardo SpA (Industrials)	439,067
2,443	Moncler SpA (Consumer Discretionary)	168,567
7,453	Poste Italiane SpA (Financials)(b)	200,195
4,625	Prysmian SpA (Industrials)	559,726
2,154	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	123,143
7,890	Ryanair Holdings PLC ADR (Industrials)	532,496
33,478	Snam SpA (Utilities)	260,486

Shares	Description	Value

Common Stocks – (continued)

Italy – (continued)
166,110	Telecom Italia SpA (Communication Services)*	$124,775
100,152	Telecom Italia SpA-RSP (Communication Services)*	87,718
22,941	Terna - Rete Elettrica Nazionale (Utilities)	276,282
22,728	UniCredit SpA (Financials)	1,943,120
5,326	Unipol Assicurazioni SpA (Financials)	133,063

		11,566,648

Japan – 15.3%
3,322	ABC-Mart, Inc. (Consumer Discretionary)	55,822
5,922	Acom Co. Ltd. (Financials)	19,443
11,885	Advantest Corp. (Information Technology)	2,043,954
39,108	Aeon Co. Ltd. (Consumer Staples)	557,720
4,182	AGC, Inc. (Industrials)	185,629
6,158	Air Water, Inc. (Materials)	85,571
8,160	Aisin Corp. (Consumer Discretionary)	145,273
15,282	Ajinomoto Co., Inc. (Consumer Staples)	486,283
3,116	Alfresa Holdings Corp. (Health Care)	53,468
5,882	ALSOK Co. Ltd. (Industrials)	48,262
4,912	Amada Co. Ltd. (Industrials)	81,880
4,322	ANA Holdings, Inc. (Industrials)(a)	94,205
18,621	Asahi Group Holdings Ltd. (Consumer Staples)	202,699
5,344	Asahi Intecc Co. Ltd. (Health Care)	115,215
20,155	Asahi Kasei Corp. (Materials)	238,116
11,512	Asics Corp. (Consumer Discretionary)	353,489
25,074	Astellas Pharma, Inc. (Health Care)	417,806
7,584	Azbil Corp. (Information Technology)	70,630
10,332	Bandai Namco Holdings, Inc. (Consumer Discretionary)	280,858
2,145	BayCurrent, Inc. (Industrials)	61,894
18,016	Bridgestone Corp. (Consumer Discretionary)	438,038
4,177	Brother Industries Ltd. (Information Technology)	86,470
16,325	Canon, Inc. (Information Technology)	497,932
5,458	Capcom Co. Ltd. (Communication Services)	125,608
15,075	Central Japan Railway Co. (Industrials)	444,936
10,344	Chiba Bank Ltd. (The) (Financials)(a)	154,174
10,626	Chubu Electric Power Co., Inc. (Utilities)	179,510

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
10,424	Chugai Pharmaceutical Co. Ltd. (Health Care)	$698,049
3,431	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)	90,629
634	Cosmos Pharmaceutical Corp. (Consumer Staples)	28,174
6,767	CyberAgent, Inc. (Communication Services)	59,727
6,690	Dai Nippon Printing Co. Ltd. (Industrials)	139,263
5,381	Daifuku Co. Ltd. (Industrials)	223,064
57,040	Dai-ichi Life Holdings, Inc. (Financials)	588,576
29,489	Daiichi Sankyo Co. Ltd. (Health Care)	578,730
4,657	Daikin Industries Ltd. (Industrials)	594,038
4,980	Daito Trust Construction Co. Ltd. (Real Estate)	114,831
9,398	Daiwa House Industry Co. Ltd. (Real Estate)	339,682
4	Daiwa House REIT Investment Corp. REIT (Real Estate)	3,408
21,366	Daiwa Securities Group, Inc. (Financials)	225,258
22,689	Denso Corp. (Consumer Discretionary)	326,983
4,804	Dentsu Group, Inc. (Communication Services)*	90,018
1,481	Disco Corp. (Information Technology)	716,192
16,164	East Japan Railway Co. (Industrials)	399,635
7,567	Ebara Corp. (Industrials)	268,607
2,097	Eisai Co. Ltd. (Health Care)	70,395
2,791	Electric Power Development Co.
	Ltd. (Utilities)	66,680
43,410	ENEOS Holdings, Inc. (Energy)	413,733
15,027	FANUC Corp. (Industrials)	684,625
2,874	Fast Retailing Co. Ltd. (Consumer Discretionary)	1,270,727
1,800	Food & Life Cos. Ltd. (Consumer Discretionary)	116,042
2,262	Fuji Electric Co. Ltd. (Industrials)	201,534
2,200	Fuji Media Holdings, Inc. (Communication Services)(a)	50,461
16,037	FUJIFILM Holdings Corp. (Information Technology)	333,220
3,900	Fujikura Ltd. (Industrials)	668,589
29,473	Fujitsu Ltd. (Information Technology)	677,336
3,040	Fukuoka Financial Group, Inc. (Financials)	133,244
11	GLP J REIT (Real Estate)	9,864
729	GMO Payment Gateway, Inc. (Financials)	37,780

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
3,634	Hakuhodo DY Holdings, Inc. (Communication Services)	$27,256
9,642	Hamamatsu Photonics KK (Information Technology)	124,968
3,923	Hankyu Hanshin Holdings, Inc. (Industrials)(a)	114,455
4,130	Haseko Corp. (Consumer Discretionary)	90,311
219	Hikari Tsushin, Inc. (Industrials)	62,014
986	Hirose Electric Co. Ltd. (Information Technology)	147,371
1,416	Hitachi Construction Machinery Co. Ltd. (Industrials)	63,732
71,731	Hitachi Ltd. (Industrials)	2,401,065
69,335	Honda Motor Co. Ltd. (Consumer Discretionary)	703,675
97	Hoshizaki Corp. (Industrials)	3,415
5,456	Hoya Corp. (Health Care)	987,759
8,433	Hulic Co. Ltd. (Real Estate)	111,756
4,138	Ibiden Co. Ltd. (Information Technology)	252,772
13,087	Idemitsu Kosan Co. Ltd. (Energy)	124,981
16,745	IHI Corp. (Industrials)	461,513
4,456	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	79,373
13,804	Inpex Corp. (Energy)	335,982
7,230	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	142,632
10,931	Isuzu Motors Ltd. (Consumer Discretionary)	204,337
100,715	ITOCHU Corp. (Industrials)	1,464,359
4,142	J Front Retailing Co. Ltd. (Consumer Discretionary)(a)	68,447
3,933	Japan Airlines Co. Ltd. (Industrials)(a)	81,318
16,866	Japan Exchange Group, Inc. (Financials)	230,696
116	Japan Metropolitan Fund Invest REIT (Real Estate)	90,422
22,202	Japan Post Bank Co. Ltd. (Financials)	435,294
28,192	Japan Post Holdings Co. Ltd. (Financials)	367,647
2,945	Japan Post Insurance Co. Ltd. (Financials)	96,239
115	Japan Real Estate Investment Corp. REIT (Real Estate)	95,830
18,110	Japan Tobacco, Inc. (Consumer Staples)	694,473
5,102	JFE Holdings, Inc. (Materials)(a)	71,910
8,800	JX Advanced Metals Corp. (Materials)	234,422
7,050	Kajima Corp. (Industrials)	322,505
2,000	Kandenko Co. Ltd. (Industrials)	89,492
14,679	Kansai Electric Power Co., Inc. (The) (Utilities)	265,421

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
2,442	Kansai Paint Co. Ltd. (Materials)	$43,233
8,106	Kao Corp. (Consumer Staples)	346,514
2,596	Kawasaki Heavy Industries Ltd. (Industrials)	303,539
5,902	Kawasaki Kisen Kaisha Ltd. (Industrials)(a)	94,999
49,486	KDDI Corp. (Communication Services)	846,611
7,869	Keisei Electric Railway Co. Ltd. (Industrials)	68,345
1,711	Kewpie Corp. (Consumer Staples)	49,075
2,855	Keyence Corp. (Information Technology)	1,208,015
12,769	Kikkoman Corp. (Consumer Staples)	122,681
1,800	Kinden Corp. (Industrials)	97,860
240	Kintetsu Group Holdings Co. Ltd. (Industrials)	5,079
2,800	Kioxia Holdings Corp. (Information Technology)*	380,388
14,751	Kirin Holdings Co. Ltd. (Consumer Staples)	255,763
2,347	Kobe Bussan Co. Ltd. (Consumer Staples)	55,712
3,380	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	61,073
2,250	Kokusai Electric Corp. (Information Technology)	93,156
14,490	Komatsu Ltd. (Industrials)	699,140
1,589	Konami Group Corp. (Communication Services)	212,002
15,458	Kubota Corp. (Industrials)	314,457
8,489	Kuraray Co. Ltd. (Materials)	100,346
1,868	Kurita Water Industries Ltd. (Industrials)	104,249
22,110	Kyocera Corp. (Information Technology)	391,359
4,800	Kyoto Financial Group, Inc. (Financials)	119,197
7,675	Kyushu Electric Power Co., Inc. (Utilities)	99,007
3,434	Kyushu Railway Co.
	(Industrials)	87,189
1,302	Lasertec Corp. (Information Technology)	280,707
19,129	LY Corp. (Communication Services)	47,662
6,792	M3, Inc. (Health Care)	74,739
3,878	Makita Corp. (Industrials)	150,401
23,759	Marubeni Corp. (Industrials)	914,293
2,578	Marui Group Co. Ltd. (Financials)	52,410
5,902	MatsukiyoCocokara & Co. (Consumer Staples)	97,872
4,358	Mazda Motor Corp. (Consumer Discretionary)	38,758

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
1,417	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	$67,435
14,376	Mebuki Financial Group, Inc. (Financials)	123,664
3,048	Medipal Holdings Corp. (Health Care)	59,876
5,122	MEIJI Holdings Co. Ltd. (Consumer Staples)	132,114
17,300	Metaplanet, Inc. (Consumer Discretionary)*	35,902
5,433	MINEBEA MITSUMI, Inc. (Industrials)	117,064
4,727	MISUMI Group, Inc. (Industrials)	95,312
26,566	Mitsubishi Chemical Group Corp. (Materials)	197,469
54,399	Mitsubishi Corp. (Industrials)	1,843,207
31,556	Mitsubishi Electric Corp. (Industrials)	1,210,901
18,831	Mitsubishi Estate Co. Ltd. (Real Estate)	636,605
5,609	Mitsubishi Gas Chemical Co., Inc. (Materials)	156,783
13,827	Mitsubishi HC Capital, Inc. (Financials)	134,085
50,817	Mitsubishi Heavy Industries Ltd. (Industrials)	1,632,003
22,871	Mitsubishi Motors Corp. (Consumer Discretionary)	62,860
186,481	Mitsubishi UFJ Financial Group, Inc. (Financials)	3,545,677
39,265	Mitsui & Co. Ltd. (Industrials)	1,476,792
8,304	Mitsui Chemicals, Inc. (Materials)	126,588
44,090	Mitsui Fudosan Co. Ltd. (Real Estate)	594,880
1,000	Mitsui Kinzoku Co. Ltd. (Materials)	236,413
5,503	Mitsui OSK Lines Ltd. (Industrials)(a)	204,364
39,921	Mizuho Financial Group, Inc. (Financials)	1,828,503
4,001	MonotaRO Co. Ltd. (Industrials)	53,317
21,201	MS&AD Insurance Group Holdings, Inc. (Financials)	594,239
27,429	Murata Manufacturing Co. Ltd. (Information Technology)	721,719
20,295	NEC Corp. (Information Technology)	563,385
5,203	Nexon Co. Ltd. (Communication Services)	110,675
3,904	NGK Insulators Ltd. (Industrials)	114,701
1,411	NH Foods Ltd. (Consumer Staples)	64,610
3,514	Nichirei Corp. (Consumer Staples)	47,817

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
14,736	NIDEC Corp. (Industrials)	$232,378
409	Nikon Corp. (Consumer Discretionary)	5,232
19,320	Nintendo Co. Ltd. (Communication Services)	1,113,104
135	Nippon Building Fund, Inc. REIT (Real Estate)	125,640
3,619	NIPPON EXPRESS HOLDINGS, Inc. (Industrials)	89,244
14,774	Nippon Paint Holdings Co. Ltd. (Materials)	109,486
15	Nippon Prologis REIT, Inc. REIT (Real Estate)	8,801
3,008	Nippon Sanso Holdings Corp. (Materials)	115,465
67,500	Nippon Steel Corp. (Materials)	274,972
2,689	Nippon Television Holdings, Inc. (Communication Services)	58,559
6,612	Nippon Yusen KK (Industrials)(a)	227,381
369	Nissan Chemical Corp. (Materials)	16,797
11,731	Nissan Motor Co. Ltd. (Consumer Discretionary)*(a)	32,550
4,245	Nisshin Seifun Group, Inc. (Consumer Staples)	59,382
3,028	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	63,925
2,591	Niterra Co. Ltd. (Consumer Discretionary)	131,156
7,900	Nitori Holdings Co. Ltd. (Consumer Discretionary)	158,278
11,390	Nitto Denko Corp. (Materials)	265,335
49,283	Nomura Holdings, Inc. (Financials)	458,502
8,575	Nomura Real Estate Holdings, Inc. (Real Estate)	63,849
12	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	12,828
6,450	Nomura Research Institute Ltd. (Information Technology)	180,414
813,443	NTT, Inc. (Communication Services)	798,724
10,785	Obayashi Corp. (Industrials)	305,054
478	OBIC Business Consultants Co. Ltd. (Information Technology)	19,350
3,505	Obic Co. Ltd. (Information Technology)	94,290
13,126	Oji Holdings Corp. (Materials)	82,771
20,430	Olympus Corp. (Health Care)	199,949
500	Omron Corp. (Information Technology)	17,781
6,605	Ono Pharmaceutical Co. Ltd. (Health Care)	113,147
1,243	Open House Group Co. Ltd. (Consumer Discretionary)	92,115
553	Oracle Corp. Japan (Information Technology)	33,408

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
14,404	Oriental Land Co. Ltd. (Consumer Discretionary)(a)	$259,802
18,496	ORIX Corp. (Financials)	656,675
90	Orix JREIT, Inc. REIT (Real Estate)	60,010
5,924	Osaka Gas Co. Ltd. (Utilities)	247,243
5,151	Otsuka Corp. (Information Technology)	103,894
7,155	Otsuka Holdings Co. Ltd. (Health Care)	490,825
36,230	Pan Pacific International Holdings Corp. (Consumer Discretionary)	241,340
38,200	Panasonic Holdings Corp. (Consumer Discretionary)	620,742
2,083	Persol Holdings Co. Ltd. (Industrials)	3,333
1,400	Rakuten Bank Ltd. (Financials)*	57,058
29,685	Rakuten Group, Inc. (Consumer Discretionary)*	157,452
24,419	Recruit Holdings Co. Ltd. (Industrials)	1,073,889
22,842	Renesas Electronics Corp. (Information Technology)	434,382
35,328	Resona Holdings, Inc. (Financials)	432,308
2,938	Resonac Holdings Corp. (Materials)	224,502
15,098	Ricoh Co. Ltd. (Information Technology)	142,156
1,709	Rinnai Corp. (Consumer Discretionary)	44,585
3,533	Rohm Co. Ltd. (Information Technology)	65,082
5,069	Rohto Pharmaceutical Co. Ltd. (Consumer Staples)	79,286
8,452	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	194,728
2,600	Sanrio Co. Ltd. (Consumer Discretionary)	95,357
5,154	Santen Pharmaceutical Co. Ltd. (Health Care)	57,721
400	Sanwa Holdings Corp. (Industrials)	10,592
9,820	SBI Holdings, Inc. (Financials)	210,709
1,348	SCREEN Holdings Co. Ltd. (Information Technology)	197,937
6,900	Secom Co. Ltd. (Industrials)	266,852
170	Sega Sammy Holdings, Inc. (Consumer Discretionary)	2,847
3,604	Seibu Holdings, Inc. (Industrials)(a)	107,110
8,969	Seiko Epson Corp. (Information Technology)	121,645
7,766	Sekisui Chemical Co. Ltd. (Industrials)	151,664
11,020	Sekisui House Ltd. (Consumer Discretionary)	270,056

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
39,428	Seven & i Holdings Co. Ltd. (Consumer Staples)	$554,454
5,122	SG Holdings Co. Ltd. (Industrials)	52,032
2,254	Shimadzu Corp. (Information Technology)	62,932
2,352	Shimamura Co. Ltd. (Consumer Discretionary)(a)	54,173
1,504	Shimano, Inc. (Consumer Discretionary)	161,454
8,806	Shimizu Corp. (Industrials)	197,018
27,363	Shin-Etsu Chemical Co. Ltd. (Materials)	1,081,025
12,419	Shionogi & Co. Ltd. (Health Care)	291,454
6,504	Shiseido Co. Ltd. (Consumer Staples)	137,474
7,411	Shizuoka Financial Group, Inc. (Financials)	149,241
836	SMC Corp. (Industrials)(a)	403,850
456,440	SoftBank Corp. (Communication Services)	625,056
64,012	SoftBank Group Corp. (Communication Services)	1,676,510
3,412	Sojitz Corp. (Industrials)	154,728
14,786	Sompo Holdings, Inc. (Financials)	591,440
121,200	Sony Financial Group, Inc. (Financials)*	124,131
98,245	Sony Group Corp. (Consumer Discretionary)	2,292,436
4,289	Square Enix Holdings Co. Ltd. (Communication Services)	70,726
3,278	Stanley Electric Co. Ltd. (Consumer Discretionary)	69,287
10,693	Subaru Corp. (Consumer Discretionary)	203,176
1,700	Sugi Holdings Co. Ltd. (Consumer Staples)	39,090
4,179	Sumitomo Chemical Co. Ltd. (Materials)	15,249
17,356	Sumitomo Corp. (Industrials)	740,708
11,914	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	791,723
2,503	Sumitomo Forestry Co. Ltd. (Consumer Discretionary)	27,174
1,904	Sumitomo Heavy Industries Ltd. (Industrials)	75,282
4,257	Sumitomo Metal Mining Co. Ltd. (Materials)	344,241
61,754	Sumitomo Mitsui Financial Group, Inc. (Financials)	2,372,066
10,549	Sumitomo Mitsui Trust Group, Inc. (Financials)	370,473
2,800	Sumitomo Pharma Co. Ltd. (Health Care)*	45,266

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
13,534	Sumitomo Realty & Development Co. Ltd. (Real Estate)	$458,401
2,908	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	51,808
180	Suntory Beverage & Food Ltd. (Consumer Staples)	5,669
28,174	Suzuki Motor Corp. (Consumer Discretionary)	427,776
11,012	Sysmex Corp. (Health Care)	103,825
8,474	T&D Holdings, Inc. (Financials)	228,723
2,671	Taisei Corp. (Industrials)	347,978
25,872	Takeda Pharmaceutical Co. Ltd. (Health Care)	964,286
2,136	TBS Holdings, Inc. (Communication Services)	80,857
31,010	TDK Corp. (Information Technology)	481,561
17,361	Terumo Corp. (Health Care)	234,631
3,514	TIS, Inc. (Information Technology)	72,565
4,800	Tobu Railway Co. Ltd. (Industrials)	96,722
729	Toei Animation Co. Ltd. (Communication Services)	11,370
8,945	Toho Co. Ltd. (Communication Services)(a)	89,665
7,662	Tohoku Electric Power Co., Inc. (Utilities)	63,578
28,499	Tokio Marine Holdings, Inc. (Financials)	1,191,436
2,724	Tokyo Century Corp. (Financials)	39,833
24,357	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	109,269
7,314	Tokyo Electron Ltd. (Information Technology)	2,061,740
5,260	Tokyo Gas Co. Ltd. (Utilities)	257,938
10,748	Tokyu Corp. (Industrials)	137,512
9,675	Tokyu Fudosan Holdings Corp. (Real Estate)	97,323
4,319	TOPPAN Holdings, Inc. (Industrials)	148,416
27,824	Toray Industries, Inc. (Materials)	238,810
8,279	Tosoh Corp. (Materials)	144,740
2,537	TOTO Ltd. (Industrials)	99,335
1,517	Toyo Suisan Kaisha Ltd. (Consumer Staples)	119,465
2,759	Toyota Industries Corp. (Industrials)	357,499
172,181	Toyota Motor Corp. (Consumer Discretionary)	4,218,366
10,810	Toyota Tsusho Corp. (Industrials)	483,845
946	Trend Micro, Inc. (Information Technology)	31,508

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
4,435	Tsuruha Holdings, Inc. (Consumer Staples)(a)	$74,568
12,095	Unicharm Corp. (Consumer Staples)	82,854
52	United Urban Investment Corp. REIT (Real Estate)	61,751
5,596	USS Co. Ltd. (Consumer Discretionary)	68,191
7,001	West Japan Railway Co. (Industrials)	150,401
710	Yakult Honsha Co. Ltd. (Consumer Staples)	11,890
19,183	Yamada Holdings Co. Ltd. (Consumer Discretionary)	71,338
6,282	Yamaha Corp. (Consumer Discretionary)	48,727
14,340	Yamaha Motor Co. Ltd. (Consumer Discretionary)	114,169
4,419	Yamato Holdings Co. Ltd. (Industrials)	54,174
2,200	Yamazaki Baking Co. Ltd. (Consumer Staples)	49,446
3,800	Yaskawa Electric Corp. (Industrials)(a)	134,232
3,681	Yokogawa Electric Corp. (Information Technology)	147,240
17,927	Yokohama Financial Group, Inc. (Financials)	194,054
2,083	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	105,161
1,921	Zensho Holdings Co. Ltd. (Consumer Discretionary)	122,169
9,729	ZOZO, Inc. (Consumer Discretionary)(a)	70,977

		94,829,922

Kuwait – 0.2%
17,791	Al Ahli Bank of Kuwait KSCP (Financials)	17,745
28,657	Boubyan Bank KSCP (Financials)	63,423
22,124	Burgan Bank SAK (Financials)	14,855
40,144	Gulf Bank KSCP (Financials)	44,357
204,994	Kuwait Finance House KSCP (Financials)	537,207
11,797	Mabanee Co KPSC (Real Estate)	37,683
52,433	Mobile Telecommunications Co. KSCP (Communication Services)	92,629
134,548	National Bank of Kuwait SAKP (Financials)	413,555
42,973	Warba Bank KSCP (Financials)*	40,340

		1,261,794

Luxembourg – 0.1%
6,895	ArcelorMittal (Materials)	451,659

Shares	Description	Value

Common Stocks – (continued)

Luxembourg – (continued)
7,122	CVC Capital Partners PLC (Financials)(b)	$101,664
2,212	Reinet Investments SCA (Financials)	78,203

		631,526

Macau – 0.0%
20,890	Galaxy Entertainment Group Ltd. (Consumer Discretionary)	111,525
40,289	Sands China Ltd. (Consumer Discretionary)	91,218

		202,743

Mexico – 0.6%
264,472	America Movil SAB de CV, Series B (Communication Services)	344,155
12,247	Arca Continental SAB de CV (Consumer Staples)	147,539
247,169	Cemex SAB de CV, Series CPO (Materials)	309,715
13,026	Coca-Cola Femsa SAB de CV (Consumer Staples)	144,932
3,079	El Puerto de Liverpool SAB de CV (Consumer Discretionary)	19,214
47,677	Fibra Uno Administracion SA de CV REIT (Real Estate)	82,907
22,809	Fomento Economico Mexicano SAB de CV (Consumer Staples)	256,167
3,013	Fresnillo PLC (Materials)	171,755
4,628	Gruma SAB de CV, Class B (Consumer Staples)	83,044
4,500	Grupo Aeroportuario del Centro Norte SAB de CV (Industrials)	68,808
6,150	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)	160,631
2,972	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)	106,932
5,516	Grupo Bimbo SAB de CV, Series A (Consumer Staples)(a)	20,030
7,508	Grupo Comercial Chedraui SA de CV (Consumer Staples)(a)	48,191
47,110	Grupo Financiero Banorte SAB de CV, Class O (Financials)	537,715
32,544	Grupo Financiero Inbursa SAB de CV, Class O (Financials)	82,845
51,092	Grupo Mexico SAB de CV, Series B (Materials)	650,394
3,118	Industrias Penoles SAB de CV (Materials)*	198,185
26,629	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	66,905
17,828	Prologis Property Mexico SA de CV REIT (Real Estate)	87,638

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Mexico – (continued)
3,090	Promotora y Operadora de Infraestructura SAB de CV (Industrials)	$50,958
62,575	Wal-Mart de Mexico SAB de CV (Consumer Staples)	202,716

		3,841,376

Netherlands – 2.7%
9,383	ABN AMRO Bank NV (Financials)(b)	314,187
412	Adyen NV (Financials)*(b)	483,919
1,036	Argenx SE ADR (Health Care)*	794,529
751	ASM International NV (Information Technology)	633,286
6,221	ASML Holding NV (Information Technology)	9,059,497
675	EXOR NV (Financials)	59,255
2,015	Heineken Holding NV (Consumer Staples)	174,151
3,969	Heineken NV (Consumer Staples)	368,148
46,501	ING Groep NV (Financials)	1,352,280
15,392	Koninklijke Ahold Delhaize NV (Consumer Staples)	759,101
53,307	Koninklijke KPN NV (Communication Services)	302,173
14,397	Koninklijke Philips NV (Health Care)	460,321
2,768	Nebius Group NV (Information Technology)*	252,414
4,343	NXP Semiconductors NV (Information Technology)	985,904
12,883	Universal Music Group NV (Communication Services)	290,682
3,215	Wolters Kluwer NV (Industrials)	258,504

		16,548,351

New Zealand – 0.2%
11,222	a2 Milk Co. Ltd. (The) (Consumer Staples)	77,775
20,627	Auckland International Airport Ltd. (Industrials)	113,375
14,750	Contact Energy Ltd. (Utilities)	82,223
10,382	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	254,796
22,554	Infratil Ltd. (Financials)	151,846
1,376	Mainfreight Ltd. (Industrials)	53,132
726	Mercury NZ Ltd. (Utilities)	2,784
38,313	Meridian Energy Ltd. (Utilities)	130,122
55,084	Spark New Zealand Ltd. (Communication Services)	75,361
1,750	Xero Ltd. (Information Technology)*	103,687

		1,045,101

Nigeria – 0.0%
10,707	Airtel Africa PLC (Communication Services)(b)	50,239

Shares	Description	Value

Common Stocks – (continued)

Norway – 0.5%
367	Aker ASA, Class A (Industrials)	$35,645
5,098	Aker BP ASA (Energy)	153,368
13,388	DNB Bank ASA (Financials)	424,294
13,736	Equinor ASA (Energy)	406,591
2,375	Frontline PLC (Energy)	88,375
2,960	Gjensidige Forsikring ASA (Financials)	83,510
6,833	Kongsberg Gruppen ASA (Industrials)	277,101
10,273	Leroy Seafood Group ASA (Consumer Staples)	53,668
8,532	Mowi ASA (Consumer Staples)	201,072
2,729	Nordic Semiconductor ASA (Information Technology)*	41,107
20,707	Norsk Hydro ASA (Materials)	191,847
12,252	Orkla ASA (Consumer Staples)	167,552
886	Protector Forsikring ASA (Financials)	48,242
1,587	Salmar ASA (Consumer Staples)	94,919
1,676	SpareBank 1 SMN (Financials)	37,613
2,826	SpareBank 1 Sor-Norge ASA (Financials)	62,827
2,380	Sparebanken Norge (Financials)	51,448
6,550	Storebrand ASA (Financials)	124,068
9,913	Telenor ASA (Communication Services)	183,705
260	TOMRA Systems ASA (Industrials)	3,214
12,585	Var Energi ASA (Energy)	46,949
2,575	Vend Marketplaces ASA, Class B (Communication Services)	64,528
1,582	Wallenius Wilhelmsen ASA (Industrials)	21,867

		2,863,510

Philippines – 0.1%
86,700	Aboitiz Power Corp. (Utilities)	66,606
32,867	Bank of the Philippine Islands (Financials)	66,116
9,466	BDO Unibank, Inc. (Financials)	22,539
13,295	International Container Terminal Services, Inc. (Industrials)	165,539
9,955	Manila Electric Co. (Utilities)	110,141
78,450	Metropolitan Bank & Trust Co. (Financials)	104,754
3,021	PLDT, Inc. (Communication Services)	73,344
3,022	SM Investments Corp. (Industrials)	36,946

		645,985

Poland – 0.3%
13,118	Allegro.eu SA (Consumer Discretionary)*(b)	101,910
926	Asseco Poland SA (Information Technology)	45,695

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Poland – (continued)
10,060	Bank Millennium SA (Financials)*	$48,827
2,884	Bank Pekao SA (Financials)	182,599
211	Budimex SA (Industrials)	47,661
1,132	CD Projekt SA (Communication Services)	76,900
2,204	Dino Polska SA (Consumer Staples)*(b)	24,800
3,906	InPost SA (Industrials)*	70,100
2,231	KGHM Polska Miedz SA (Materials)*	209,508
19	LPP SA (Consumer Discretionary)	109,927
217	mBank SA (Financials)*	62,774
9,510	ORLEN SA (Energy)	305,212
14,592	PGE Polska Grupa Energetyczna SA (Utilities)*	46,092
14,022	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)	362,889
9,293	Powszechny Zaklad Ubezpieczen SA (Financials)	175,942
633	Santander Bank Polska SA (Financials)	104,748
6,901	Zabka Group SA (Consumer Staples)*	43,172

		2,018,756

Portugal – 0.1%
119,759	Banco Comercial Portugues SA, Class R (Financials)	126,072
46,599	EDP SA (Utilities)	248,468
6,849	Galp Energia SGPS SA (Energy)	147,338
5,802	Jeronimo Martins SGPS SA (Consumer Staples)	152,491
18,670	Navigator Co. SA (The) (Materials)(a)	75,742

		750,111

Qatar – 0.2%
21,292	Al Rayan Bank (Financials)	13,637
10,095	Commercial Bank PSQC (The) (Financials)	13,447
15,530	Industries Qatar QSC (Industrials)	51,568
34,353	Ooredoo QPSC (Communication Services)	127,845
602	Qatar Fuel QSC (Energy)	2,447
89,147	Qatar Gas Transport Co. Ltd. (Energy)	120,707
18,456	Qatar International Islamic Bank QSC (Financials)	57,431
27,259	Qatar Islamic Bank (Financials)	177,434
73,772	Qatar National Bank QPSC (Financials)	391,047

		955,563

Saudi Arabia – 0.8%
4,717	ACWA Power Co. (Utilities)*	208,630

Shares	Description	Value

Common Stocks – (continued)

Saudi Arabia – (continued)
6,161	Ades Holding Co. (Energy)	$29,451
33,923	Al Rajhi Bank (Financials)	913,440
20,353	Alinma Bank (Financials)	151,824
2,574	Almarai Co. JSC (Consumer Staples)	27,353
24,199	Arab National Bank (Financials)	132,901
3,654	Bank AlBilad (Financials)	24,939
27,704	Bank Al-Jazira (Financials)	85,529
7,595	Banque Saudi Fransi (Financials)	40,234
1,232	Bupa Arabia for Cooperative Insurance Co. (Financials)	58,399
1,221	Co. for Cooperative Insurance (The) (Financials)	44,173
18,162	Dar Al Arkan Real Estate Development Co. (Real Estate)*	96,502
534	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care)	32,887
715	Elm Co. (Information Technology)	122,188
8,371	Etihad Etisalat Co. (Communication Services)	143,500
6,110	MBC Group CJSC (Communication Services)*	46,197
16,134	Riyad Bank (Financials)	119,492
2,649	Riyadh Cables Group Co. (Industrials)	83,194
2,019	SABIC Agri-Nutrients Co. (Materials)	66,638
25,737	Saudi Arabian Mining Co. (Materials)*	481,681
85,104	Saudi Arabian Oil Co. (Energy)(b)	566,316
22,427	Saudi Awwal Bank (Financials)	204,605
10,630	Saudi Basic Industries Corp. (Materials)	153,602
25,273	Saudi Investment Bank (The) (Financials)	90,961
52,504	Saudi National Bank (The) (Financials)	583,425
2,139	Saudi Tadawul Group Holding Co. (Financials)	78,012
35,817	Saudi Telecom Co. (Communication Services)	399,335

		4,985,408

Singapore – 1.0%
75,685	CapitaLand Ascendas REIT (Real Estate)	160,962
110,929	CapitaLand Integrated Commercial Trust REIT (Real Estate)	214,868
12,683	CapitaLand Investment Ltd. (Real Estate)	30,683
7,329	City Developments Ltd. (Real Estate)	56,901
32,509	DBS Group Holdings Ltd. (Financials)	1,468,090

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Singapore – (continued)
43,492	Grab Holdings Ltd., Class A (Industrials)*	$183,536
1,075	Jardine Cycle & Carriage Ltd. (Industrials)	30,053
22,641	Keppel Ltd. (Industrials)	234,134
51,939	Mapletree Industrial Trust REIT (Real Estate)	83,769
83,539	Mapletree Logistics Trust REIT (Real Estate)	85,200
63,735	Mapletree Pan Asia Commercial Trust REIT (Real Estate)	71,553
52,452	Oversea-Chinese Banking Corp. Ltd. (Financials)	888,680
14,435	SATS Ltd. (Industrials)	44,737
5,194	Sea Ltd. ADR (Consumer Discretionary)*	563,289
20,623	Seatrium Ltd. (Industrials)(a)	39,131
14,695	Sembcorp Industries Ltd. (Utilities)	71,102
11,101	Singapore Airlines Ltd. (Industrials)	63,016
13,391	Singapore Exchange Ltd. (Financials)	192,684
24,825	Singapore Technologies Engineering Ltd. (Industrials)	195,680
116,778	Singapore Telecommunications Ltd. (Communication Services)	465,321
8,608	STMicroelectronics NV (Information Technology)	288,744
20,719	United Overseas Bank Ltd. (Financials)	605,591
8,527	UOL Group Ltd. (Real Estate)	76,044

		6,113,768

South Africa – 1.2%
13,641	Absa Group Ltd. (Financials)	232,499
16,334	Anglo American PLC (Materials)	812,749
6,690	Bid Corp. Ltd. (Consumer Staples)	176,582
5,638	Bidvest Group Ltd. (Industrials)	89,432
1,409	Capitec Bank Holdings Ltd. (Financials)	419,893
5,286	Clicks Group Ltd. (Consumer Staples)	105,674
8,835	Discovery Ltd. (Financials)	145,068
3,865	Exxaro Resources Ltd. (Energy)	48,029
81,815	FirstRand Ltd. (Financials)	509,831
14,409	Gold Fields Ltd. (Materials)	840,479
8,986	Harmony Gold Mining Co. Ltd. (Materials)	202,572
14,242	Impala Platinum Holdings Ltd. (Materials)	316,442
7,022	Investec Ltd. (Financials)	60,385
26,910	MTN Group Ltd. (Communication Services)	350,916
12,334	Naspers Ltd., Class N (Consumer Discretionary)	685,977

Shares	Description	Value

Common Stocks – (continued)

South Africa – (continued)
7,092	Nedbank Group Ltd. (Financials)	$140,347
5,465	Northam Platinum Holdings Ltd. (Materials)	148,783
76,914	Old Mutual Ltd. (Financials)	79,922
14,039	OUTsurance Group Ltd. (Financials)	64,799
75,578	Pepkor Holdings Ltd. (Consumer Discretionary)(b)	126,300
8,293	Remgro Ltd. (Financials)	101,016
27,324	Sanlam Ltd. (Financials)	182,269
9,744	Sasol Ltd. (Materials)*	88,952
9,536	Shoprite Holdings Ltd. (Consumer Staples)	158,471
45,781	Sibanye Stillwater Ltd. (Materials)*	201,330
21,695	Standard Bank Group Ltd. (Financials)	437,962
4,294	Valterra Platinum Ltd. (Materials)	502,949
9,683	Vodacom Group Ltd. (Communication Services)	98,999

		7,328,627

South Korea – 5.5%
702	ABLBio, Inc. (Health Care)*	94,674
593	Alteogen, Inc. (Health Care)	167,986
842	Amorepacific Corp. (Consumer Staples)	88,619
398	APR Corp. (Consumer Staples)*	86,462
4,482	BNK Financial Group, Inc. (Financials)	62,097
310	Celltrion Pharm, Inc. (Health Care)	15,477
2,695	Celltrion, Inc. (Health Care)*	446,825
204	CJ Corp. (Industrials)	30,986
898	Coway Co. Ltd. (Consumer Discretionary)*	51,127
589	DB HiTek Co. Ltd. (Information Technology)	39,185
725	DB Insurance Co. Ltd. (Financials)	92,282
61	Doosan Bobcat, Inc. (Industrials)*	2,756
108	Doosan Co. Ltd. (Industrials)	95,950
7,132	Doosan Enerbility Co. Ltd. (Industrials)*	527,029
321	Doosan Robotics, Inc. (Industrials)*	23,765
760	Ecopro BM Co. Ltd. (Industrials)*	117,025
1,634	Ecopro Co. Ltd. (Industrials)*	210,143
486	Ecopro Materials Co. Ltd. (Industrials)*	24,292
2,061	GS Holdings Corp. (Industrials)	98,429
4,371	Hana Financial Group, Inc. (Financials)	370,099

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
413	Hanjin Kal Corp. (Consumer Discretionary)*	$44,874
1,137	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	57,621
106	Hanmi Pharm Co. Ltd. (Health Care)*	43,697
703	Hanmi Semiconductor Co. Ltd. (Information Technology)	158,096
545	Hanwha Aerospace Co. Ltd. (Industrials)	452,746
556	Hanwha Corp. (Industrials)*	52,798
1,715	Hanwha Ocean Co. Ltd. (Industrials)*	168,341
975	Hanwha Systems Co. Ltd. (Industrials)*	76,997
698	HD Hyundai Co. Ltd. (Energy)	141,929
351	HD Hyundai Electric Co. Ltd. (Industrials)	256,204
470	HD Hyundai Heavy Industries Co. Ltd. (Industrials)	197,018
225	HD Hyundai Marine Solution Co. Ltd. (Industrials)	28,827
740	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (Industrials)	231,491
1,930	HLB, Inc. (Health Care)*	69,499
2,201	HMM Co. Ltd. (Industrials)	32,667
523	HYBE Co. Ltd. (Communication Services)*	140,885
86	Hyosung Heavy Industries Corp. (Industrials)	168,772
103	Hyundai Autoever Corp. (Information Technology)	35,873
327	Hyundai Elevator Co. Ltd. (Industrials)	22,436
1,204	Hyundai Engineering & Construction Co. Ltd. (Industrials)	137,851
619	Hyundai Glovis Co. Ltd. (Industrials)	124,575
984	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	353,652
2,353	Hyundai Motor Co. (Consumer Discretionary)	1,102,483
1,201	Hyundai Rotem Co. Ltd. (Industrials)	192,444
4,156	Industrial Bank of Korea (Financials)	74,395
5,017	Kakao Corp. (Communication Services)	217,281
361	Kakaopay Corp. (Financials)*	16,789
1,901	Kangwon Land, Inc. (Consumer Discretionary)	25,175
6,070	KB Financial Group, Inc. (Financials)	670,928
64	KCC Corp. (Materials)	28,963

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
201	KEPCO Engineering & Construction Co., Inc. (Industrials)*	$24,467
3,955	Kia Corp. (Consumer Discretionary)	565,000
218	KIWOOM Securities Co. Ltd. (Financials)	70,621
1,166	Korea Aerospace Industries Ltd. (Industrials)	155,223
4,267	Korea Electric Power Corp. (Utilities)	173,528
432	Korea Gas Corp. (Utilities)	12,373
685	Korea Investment Holdings Co. Ltd. (Financials)	123,095
146	Korea Zinc Co. Ltd. (Materials)	206,034
772	Krafton, Inc. (Communication Services)*	133,363
1,063	KT Corp. (Communication Services)	47,146
1,483	KT&G Corp. (Consumer Staples)	168,145
273	Kumho Petrochemical Co. Ltd. (Materials)*	29,112
408	L&F Co. Ltd. (Industrials)*	35,652
780	LG Chem Ltd. (Materials)	226,382
527	LG CNS Co. Ltd. (Information Technology)	27,293
442	LG Corp. (Industrials)	33,092
854	LG Electronics, Inc. (Consumer Discretionary)	86,498
669	LG Energy Solution Ltd. (Industrials)*	198,584
3,555	LG Uplus Corp. (Communication Services)	40,876
203	LIG Nex1 Co. Ltd. (Industrials)*	71,830
392	LigaChem Biosciences, Inc. (Health Care)*	52,239
1,056	Lotte Chemical Corp. (Materials)	70,400
267	LS Corp. (Industrials)*	52,806
245	LS Electric Co. Ltd. (Industrials)	134,039
1,343	Meritz Financial Group, Inc. (Financials)*	118,662
3,184	Mirae Asset Securities Co. Ltd. (Financials)	159,366
2,183	NAVER Corp. (Communication Services)	386,217
336	Netmarble Corp. (Communication Services)(b)	12,286
2,054	NH Investment & Securities Co. Ltd. (Financials)	50,690
351	Peptron, Inc. (Health Care)	69,541
574	POSCO Future M Co. Ltd. (Industrials)*	98,560
1,208	POSCO Holdings, Inc. (Materials)	346,822

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
751	Posco International Corp. (Industrials)	$37,694
131	Rainbow Robotics (Industrials)*	78,318
238	Sam Chun Dang Pharm Co. Ltd. (Health Care)	136,496
231	Samsung Biologics Co. Ltd. (Health Care)*(b)	285,518
1,374	Samsung C&T Corp. (Industrials)	334,784
365	Samsung Card Co. Ltd. (Financials)	15,985
160	Samsung E&A Co. Ltd. (Industrials)	4,049
912	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	284,346
76,073	Samsung Electronics Co. Ltd. (Information Technology)	11,449,291
102	Samsung Episholdings Co. Ltd. (Health Care)*	47,862
516	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	190,115
10,763	Samsung Heavy Industries Co. Ltd. (Industrials)*	216,607
1,260	Samsung Life Insurance Co. Ltd. (Financials)	201,460
1,026	Samsung SDI Co. Ltd. (Information Technology)*	332,371
603	Samsung SDS Co. Ltd. (Information Technology)	81,741
1,031	Samsung Securities Co. Ltd. (Financials)	76,546
69	Samyang Foods Co. Ltd. (Consumer Staples)	58,567
7,554	Shinhan Financial Group Co. Ltd. (Financials)	508,851
464	SK Biopharmaceuticals Co. Ltd. (Health Care)*	38,642
8,714	SK hynix, Inc. (Information Technology)	6,427,219
1,259	SK Innovation Co. Ltd. (Energy)	111,765
1,414	SK Square Co. Ltd. (Industrials)*	634,015
1,744	SK Telecom Co. Ltd. (Communication Services)	96,747
593	SK, Inc. (Industrials)	165,306
866	SKC Co. Ltd. (Materials)*	68,148
684	S-Oil Corp. (Energy)*	52,304
10,787	Woori Financial Group, Inc. (Financials)	269,956
1,399	Yuhan Corp. (Health Care)	107,174

		34,262,334

Spain – 1.9%
2,810	ACS Actividades de Construccion y Servicios SA (Industrials)	363,628
12,019	Aena SME SA (Industrials)(b)	378,470

Shares	Description	Value

Common Stocks – (continued)

Spain – (continued)
7,346	Amadeus IT Group SA (Consumer Discretionary)	$457,437
92,081	Banco Bilbao Vizcaya Argentaria SA (Financials)	2,147,222
237,738	Banco Santander SA (Financials)	3,028,726
56,423	CaixaBank SA (Financials)	700,829
7,241	Cellnex Telecom SA (Communication Services)*(b)	274,779
5,171	Endesa SA (Utilities)	211,064
98,619	Iberdrola SA (Utilities)	2,334,613
18,496	Industria de Diseno Textil SA (Consumer Discretionary)	1,240,849
4,019	Naturgy Energy Group SA (Utilities)	124,989
18,356	Repsol SA (Energy)	412,111
54,402	Telefonica SA (Communication Services)	247,295

		11,922,012

Sweden – 2.2%
3,936	AAK AB (Consumer Staples)	107,925
3,931	AddTech AB, Class B (Industrials)	145,780
4,611	Alfa Laval AB (Industrials)	273,412
15,875	Assa Abloy AB, Class B (Industrials)	678,452
41,348	Atlas Copco AB, Class A (Industrials)	893,858
24,590	Atlas Copco AB, Class B (Industrials)	462,906
1,968	Avanza Bank Holding AB (Financials)(a)	72,132
1,799	Axfood AB (Consumer Staples)	65,599
9,439	Beijer Ref AB (Industrials)	148,187
4,464	Boliden AB (Materials)*	354,939
6,174	Castellum AB (Real Estate)	82,216
10,156	Epiroc AB, Class A (Industrials)	306,056
6,164	Epiroc AB, Class B (Industrials)	160,546
8,521	EQT AB (Financials)	264,528
10,749	Essity AB, Class B (Consumer Staples)	342,272
1,242	Evolution AB (Consumer Discretionary)(b)	75,490
10,918	Fastighets AB Balder, Class B (Real Estate)*	82,188
4,891	Getinge AB, Class B (Health Care)	109,989
8,964	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)	191,448
33,697	Hexagon AB, Class B (Information Technology)	384,304
2,770	Holmen AB, Class B (Materials)	109,479
15,260	Husqvarna AB, Class B (Industrials)	73,572
1,768	Industrivarden AB, Class A (Financials)	100,817

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Sweden – (continued)
2,504	Industrivarden AB, Class C (Financials)	$142,037
6,775	Indutrade AB (Industrials)	176,309
4,250	Investment AB Latour, Class B (Industrials)	108,622
8,273	Investor AB, Class A (Financials)	343,478
28,713	Investor AB, Class B (Financials)	1,202,130
747	L E Lundbergforetagen AB, Class B (Financials)	49,096
3,707	Lifco AB, Class B (Industrials)	132,214
24,503	Nibe Industrier AB, Class B (Industrials)	100,672
2,291	Nordnet AB publ (Financials)	72,621
5,033	Saab AB, Class B (Industrials)	364,481
3,376	Sagax AB, Class B (Real Estate)	71,467
7,814	Sagax AB, Class D (Real Estate)	30,355
17,110	Sandvik AB (Industrials)	757,402
8,266	Securitas AB, Class B (Industrials)	147,224
24,735	Skandinaviska Enskilda Banken AB, Class A (Financials)	528,551
5,416	Skanska AB, Class B (Industrials)	166,875
5,516	SKF AB, Class B (Industrials)	158,707
3,658	SSAB AB, Class A (Materials)	32,726
10,065	SSAB AB, Class B (Materials)	89,109
5,017	Svenska Cellulosa AB SCA, Class B (Materials)	68,310
22,849	Svenska Handelsbanken AB, Class A (Financials)	366,188
550	Svenska Handelsbanken AB, Class B (Financials)(a)	14,752
3,003	Sweco AB, Class B (Industrials)	48,127
14,028	Swedbank AB, Class A (Financials)(a)	540,746
3,811	Swedish Orphan Biovitrum AB (Health Care)*	167,011
8,916	Tele2 AB, Class B (Communication Services)	188,546
47,998	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	556,180
37,108	Telia Co. AB (Communication Services)	190,669
3,260	Trelleborg AB, Class B (Industrials)	143,008
3,103	Volvo AB, Class A (Industrials)	121,058
24,263	Volvo AB, Class B (Industrials)	946,038

		13,510,804

Switzerland – 2.4%
25,668	ABB Ltd. (Industrials)	2,397,082
18	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	296,313
8,695	Cie Financiere Richemont SA (Consumer Discretionary)	1,777,893

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
3,316	DSM-Firmenich AG (Materials)	$236,635
2,562	Galderma Group AG (Health Care)	486,049
533	Geberit AG (Industrials)	449,105
159	Givaudan SA (Materials)	639,267
577	Kuehne + Nagel International AG (Industrials)	134,562
1,215	Lonza Group AG (Health Care)	847,127
386	Partners Group Holding AG (Financials)	430,344
6,515	Sandoz Group AG (Health Care)	576,231
325	Schindler Holding AG (Industrials)	118,962
666	Schindler Holding AG Participation Certificates (Industrials)	254,259
2,966	SGS SA (Industrials)	374,100
2,779	Sika AG (Materials)	576,361
1,242	Straumann Holding AG (Health Care)	149,547
465	Swiss Life Holding AG (Financials)	532,931
416	Swisscom AG (Communication Services)	390,279
50,965	UBS Group AG (Financials)	2,121,305
2,349	Zurich Insurance Group AG (Financials)	1,773,395

		14,561,747

Taiwan – 7.1%
8,390	Accton Technology Corp. (Information Technology)	376,342
1,158	Advantech Co. Ltd. (Information Technology)	12,485
1,191	Alchip Technologies Ltd. (Information Technology)	133,177
61,229	ASE Technology Holding Co. Ltd. (Information Technology)	760,188
4,941	Asia Vital Components Co. Ltd. (Information Technology)	279,416
1,500	ASMedia Technology, Inc. (Information Technology)	63,199
498	ASPEED Technology, Inc. (Information Technology)	155,251
13,658	Asustek Computer, Inc. (Information Technology)	232,804
3,000	Bizlink Holding, Inc. (Industrials)	135,529
19,000	Caliway Biopharmaceuticals Co. Ltd. (Health Care)*	100,141
13,846	Catcher Technology Co. Ltd. (Information Technology)	84,954
151,405	Cathay Financial Holding Co. Ltd. (Financials)	386,626
25,102	Chailease Holding Co. Ltd. (Financials)	83,644
105,903	Chang Hwa Commercial Bank Ltd. (Financials)	73,292

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
18,955	Chicony Electronics Co. Ltd. (Information Technology)	$75,915
3,463	China Airlines Ltd. (Industrials)	2,330
110,280	China Steel Corp. (Materials)	73,318
6,690	Chroma ATE, Inc. (Information Technology)	295,800
63,159	Chunghwa Telecom Co. Ltd. (Communication Services)	271,164
111,196	Compal Electronics, Inc. (Information Technology)	112,760
254,099	CTBC Financial Holding Co. Ltd. (Financials)	455,100
30,921	Delta Electronics, Inc. (Information Technology)	1,416,713
1,978	E Ink Holdings, Inc. (Information Technology)	11,851
232,126	E.Sun Financial Holding Co. Ltd. (Financials)	261,050
4,860	Elite Material Co. Ltd. (Information Technology)	379,943
1,020	eMemory Technology, Inc. (Information Technology)	82,682
69,546	Eva Airways Corp. (Industrials)	84,674
21,704	Evergreen Marine Corp. Taiwan Ltd. (Industrials)	136,993
26,530	Far EasTone Telecommunications Co. Ltd. (Communication Services)	78,202
189,848	First Financial Holding Co. Ltd. (Financials)	181,874
27,000	FIT Hon Teng Ltd. (Information Technology)*(b)	21,677
55,929	Formosa Chemicals & Fibre Corp. (Materials)	91,390
23,000	Formosa Petrochemical Corp. (Energy)	40,162
92,236	Formosa Plastics Corp. (Materials)	152,490
2,543	Fortune Electric Co. Ltd. (Industrials)	87,181
43,378	Foxconn Technology Co. Ltd. (Information Technology)	82,695
128,056	Fubon Financial Holding Co. Ltd. (Financials)	386,494
14,956	Gigabyte Technology Co. Ltd. (Information Technology)	114,766
1,450	Global Unichip Corp. (Information Technology)	128,689
2,505	Globalwafers Co. Ltd. (Information Technology)	36,518
5,367	Gold Circuit Electronics Ltd. (Information Technology)	142,038
58,847	Highwealth Construction Corp. (Real Estate)	71,365
202,371	Hon Hai Precision Industry Co. Ltd. (Information Technology)	1,575,603
1,525	Hon Precision, Inc. (Information Technology)	237,464

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
1,317	Hotai Motor Co. Ltd. (Consumer Discretionary)	$24,685
143,623	Hua Nan Financial Holdings Co. Ltd. (Financials)	175,324
124,107	Innolux Corp. (Information Technology)	106,567
5,192	International Games System Co. Ltd. (Communication Services)	115,614
3,116	Inventec Corp. (Information Technology)	4,618
1,692	Jentech Precision Industrial Co. Ltd. (Information Technology)	169,140
272,224	KGI Financial Holding Co. Ltd. (Financials)	191,449
1,281	King Slide Works Co. Ltd. (Information Technology)	141,394
18,480	King Yuan Electronics Co. Ltd. (Information Technology)	193,616
2,582	Largan Precision Co. Ltd. (Information Technology)	208,473
32,965	Lite-On Technology Corp. (Information Technology)	182,722
2,486	Lotes Co. Ltd. (Information Technology)	141,381
23,995	MediaTek, Inc. (Information Technology)	1,495,315
194,817	Mega Financial Holding Co. Ltd. (Financials)	253,111
93,492	Nan Ya Plastics Corp. (Materials)	274,985
3,546	Nan Ya Printed Circuit Board Corp. (Information Technology)	63,056
19,232	Nanya Technology Corp. (Information Technology)*	175,923
5,134	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	66,373
4,408	Novatek Microelectronics Corp. (Information Technology)	55,504
5,181	Pegatron Corp. (Information Technology)	12,201
4,570	PharmaEssentia Corp. (Health Care)	106,010
2,751	Phison Electronics Corp. (Information Technology)	166,588
68,203	Pou Chen Corp. (Consumer Discretionary)	67,851
50,109	Powerchip Semiconductor Manufacturing Corp. (Information Technology)*	123,141
11,032	Powertech Technology, Inc. (Information Technology)	91,194
134	President Chain Store Corp. (Consumer Staples)	958
46,246	Quanta Computer, Inc. (Information Technology)	431,922
10,543	Realtek Semiconductor Corp. (Information Technology)	162,650

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
11,505	Shanghai Commercial & Savings Bank Ltd. (The) (Financials)	$14,800
211,510	SinoPac Financial Holdings Co. Ltd. (Financials)	224,989
37,961	Synnex Technology International Corp. (Information Technology)	87,450
31,452	TA Chen Stainless Pipe (Materials)	37,336
74,037	Taichung Commercial Bank Co. Ltd. (Financials)	50,052
363,040	Taishin Financial Holding Co. Ltd. (Financials)	297,774
121,750	Taiwan Business Bank (Financials)	63,974
89,912	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	69,139
28,652	Taiwan Mobile Co. Ltd. (Communication Services)	98,686
389,898	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	24,922,191
159,000	TCC Group Holdings Co. Ltd. (Materials)	134,491
28,903	Teco Electric and Machinery Co. Ltd. (Industrials)	76,770
8,147	Tripod Technology Corp. (Information Technology)	101,671
21,472	Unimicron Technology Corp. (Information Technology)	331,254
50,644	Uni-President Enterprises Corp. (Consumer Staples)	117,641
191,732	United Microelectronics Corp. (Information Technology)	401,758
24,888	Vanguard International Semiconductor Corp. (Information Technology)	106,454
8,526	VisEra Technologies Co. Ltd. (Information Technology)	93,425
46,449	Walsin Lihwa Corp. (Industrials)	54,692
23,307	Wan Hai Lines Ltd. (Industrials)	57,052
49,735	Winbond Electronics Corp. (Information Technology)*	195,205
48,802	Wistron Corp. (Information Technology)	212,652
1,552	Wiwynn Corp. (Information Technology)	198,904
42,104	WPG Holdings Ltd. (Information Technology)	94,431
18,041	WT Microelectronics Co. Ltd. (Information Technology)	106,358
26,908	Yageo Corp. (Information Technology)	256,915
47,005	Yang Ming Marine Transport Corp. (Industrials)	86,447

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
191,260	Yuanta Financial Holding Co. Ltd. (Financials)	$301,190
16,582	Zhen Ding Technology Holding Ltd. (Information Technology)	111,039

		44,072,454

Thailand – 0.5%
20,310	Advanced Info Service PCL, NVDR (Communication Services)	248,280
88,900	Airports of Thailand PCL, NVDR (Industrials)	155,865
87,756	Bangkok Dusit Medical Services PCL, NVDR (Health Care)	61,261
317,472	Banpu PCL, NVDR (Energy)	58,214
230,100	Cal-Comp Electronics Thailand PCL, NVDR (Information Technology)	41,453
25,664	Central Pattana PCL, NVDR (Real Estate)	57,792
140,900	Central Retail Corp. PCL, NVDR (Consumer Discretionary)	93,374
109,452	Charoen Pokphand Foods PCL, NVDR (Consumer Staples)	73,942
77,966	Com7 PCL, NVDR (Consumer Discretionary)	60,447
48,541	CP ALL PCL, NVDR (Consumer Staples)	80,811
75,300	Delta Electronics Thailand PCL, NVDR (Information Technology)	675,847
11,981	Electricity Generating PCL, NVDR (Utilities)	47,600
91,870	Gulf Development PCL, NVDR (Utilities)*	183,238
9,636	Kasikornbank PCL, NVDR (Financials)	62,308
57,852	Krung Thai Bank PCL, NVDR (Financials)	63,742
7,281	Minor International PCL, NVDR (Consumer Discretionary)	6,090
60,858	Muangthai Capital PCL, NVDR (Financials)	72,438
7,397	PTT Exploration & Production PCL, NVDR (Energy)	32,601
253,042	PTT PCL, NVDR (Energy)	301,192
52,447	Ratch Group PCL, NVDR (Utilities)	52,304
20,869	SCB X PCL, NVDR (Financials)	99,696
6,132	Siam Cement PCL (The), NVDR (Materials)	44,385
234,900	Thai Airways International PCL, NVDR (Industrials)*	51,763
7,845	Thai Beverage PCL (Consumer Staples)	2,853

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Thailand – (continued)
38,885	Thai Life Insurance PCL, NVDR (Financials)	$13,760
118,403	Thai Union Group PCL, NVDR (Consumer Staples)	47,232
94,449	TIDLOR Holdings PCL, NVDR (Financials)	60,464
3,316	Tisco Financial Group PCL, NVDR (Financials)	12,214
870,665	TMBThanachart Bank PCL, NVDR (Financials)	66,102
246,840	True Corp. PCL, NVDR (Communication Services)	115,142

		2,942,410

Turkey – 0.3%
14,150	AG Anadolu Grubu Holding AS (Industrials)	10,875
8,223	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (Utilities)*	4,655
45,197	Akbank TAS (Financials)	92,703
229,742	Aksa Akrilik Kimya Sanayii AS (Consumer Discretionary)	53,212
3,910	Aksa Enerji Uretim AS (Utilities)*	5,974
10,744	Anadolu Anonim Turk Sigorta Sirketi (Financials)	6,351
140,778	Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples)	60,696
1,003	Anadolu Hayat Emeklilik AS (Financials)	2,560
19,227	Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials)	140,860
100,907	Aydem Yenilenebilir Enerji AS (Utilities)*	58,131
823	Aygaz AS (Utilities)	4,603
6,668	BIM Birlesik Magazalar AS (Consumer Staples)	101,267
425	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (Materials)*	6,266
1	Bosch Fren Sistemleri Sanayi ve Ticaret AS (Consumer Discretionary)*	2
39	Celebi Hava Servisi AS (Industrials)	1,546
6,601	Cimsa Cimento Sanayi VE Ticaret AS (Materials)	7,689
13,420	Coca-Cola Icecek AS (Consumer Staples)	21,740
3,909	CW Enerji Muhendislik Ticaret VE Sanayi AS (Industrials)*	2,712
1,381	Destek Finans Faktoring AS (Financials)*(a)	47,036
14,483	Dogan Sirketler Grubu Holding AS (Consumer Discretionary)	6,630
302	Eczacibasi Yatirim Holding Ortakligi AS (Industrials)	1,993

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
2,007	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (Consumer Staples)	$5,251
30,019	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	16,187
3,683	Enerjisa Enerji AS (Utilities)(b)	9,000
37,490	Enerya Enerji AS (Utilities)	8,547
8,267	Enka Insaat ve Sanayi AS (Industrials)	19,129
6,890	Eregli Demir ve Celik Fabrikalari TAS (Materials)	5,120
18,825	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS (Health Care)	3,345
1,213	Gubre Fabrikalari TAS (Materials)*	14,682
17,112	Haci Omer Sabanci Holding AS (Financials)	39,245
8,015	Is Yatirim Menkul Degerler AS (Financials)	8,782
95,001	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (Materials)*	66,011
5,596	Kiler Holding AS (Industrials)*	39,469
4,897	KOC Holding AS (Industrials)	22,239
4,258	Kontrolmatik Enerji Ve Muhendislik AS (Industrials)	911
11,106	Margun Enerji Uretim Sanayi VE Ticaret AS (Utilities)*	12,573
50,400	Mavi Giyim Sanayi Ve Ticaret AS, Class B (Consumer Discretionary)(b)	52,060
1,526	Migros Ticaret AS (Consumer Staples)	22,411
840	MLP Saglik Hizmetleri AS (Health Care)*(b)	8,352
295,111	Mogan Enerji Yatirim Holding AS (Utilities)*	71,105
35,812	NET Holding AS (Consumer Discretionary)*	37,204
18,876	Oyak Cimento Fabrikalari AS (Materials)	10,522
3,530	Pasifik Eurasia Lojistik Dis Ticaret AS (Industrials)*	9,743
1,444	Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (Health Care)	2,793
7,026	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (Information Technology)*	1,180
2,766	TAV Havalimanlari Holding AS (Industrials)*	19,446
1,297	Tekfen Holding AS (Industrials)	2,122
3,271	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	6,333
2,569	TR Anadolu Metal Madencilik Isletmeleri AS (Materials)*	9,866

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
14,983	Turk Altin Isletmeleri AS (Materials)*	$20,794
2,990	Turk Hava Yollari AO (Industrials)	20,919
7,268	Turk Telekomunikasyon AS (Communication Services)*	11,236
19,721	Turkcell Iletisim Hizmetleri AS (Communication Services)	51,959
9,534	Turkiye Halk Bankasi AS (Financials)*	10,629
135,537	Turkiye Is Bankasi AS, Class C (Financials)	52,146
14,874	Turkiye Petrol Rafinerileri AS (Energy)	73,943
27,429	Turkiye Sigorta AS (Financials)	7,614
16,831	Turkiye Sinai Kalkinma Bankasi AS (Financials)*	4,971
79,704	Turkiye Sise ve Cam Fabrikalari AS (Industrials)	81,350
19,628	Ulker Biskuvi Sanayi AS (Consumer Staples)	55,152
54,445	Yapi ve Kredi Bankasi AS (Financials)*	53,637

		1,605,479

United Arab Emirates – 0.7%
48,408	Abu Dhabi Commercial Bank PJSC (Financials)	199,824
24,140	Abu Dhabi Islamic Bank PJSC (Financials)	167,614
74,182	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)	80,796
46,114	ADNOC Drilling Co. PJSC (Energy)	64,289
113,285	Adnoc Gas PLC (Energy)	104,878
81,214	Aldar Properties PJSC (Real Estate)	238,829
1,995	Alpha Dhabi Holding PJSC (Industrials)*	4,954
49,946	Borouge PLC (Materials)	35,224
149,538	Dubai Electricity & Water Authority PJSC (Utilities)	122,153
48,124	Dubai Islamic Bank PJSC (Financials)	108,761
13,630	Emaar Development PJSC (Real Estate)	71,814
103,199	Emaar Properties PJSC (Real Estate)	455,221
40,838	Emirates NBD Bank PJSC (Financials)	366,953
45,763	Emirates Telecommunications Group Co. PJSC (Communication Services)	252,706
73,425	First Abu Dhabi Bank PJSC (Financials)	392,261
13,793	International Holding Co. PJSC (Industrials)*	1,500,778

Shares	Description	Value

Common Stocks – (continued)

United Arab Emirates – (continued)
52,293	Modon Holding PSC (Industrials)*	$47,843
118,437	Two Point Zero Group PJSC (Industrials)*	64,176

		4,279,074

United Kingdom – 6.5%
16,007	3i Group PLC (Financials)	714,915
3,842	Admiral Group PLC (Financials)	153,102
6,902	Ashtead Group PLC (Industrials)	494,221
4,844	Associated British Foods PLC (Consumer Staples)	128,753
24,282	AstraZeneca PLC (Health Care)	5,073,835
7,074	Autotrader Group PLC (Communication Services)(b)	46,878
49,541	Aviva PLC (Financials)	456,913
48,686	BAE Systems PLC (Industrials)	1,382,430
226,356	Barclays PLC (Financials)	1,378,134
10,570	Barratt Redrow PLC (Consumer Discretionary)	51,884
33,577	British American Tobacco PLC (Consumer Staples)	2,094,618
97,185	BT Group PLC (Communication Services)	283,272
3,517	Bunzl PLC (Industrials)	103,742
77,338	Centrica PLC (Utilities)	207,071
43,621	CK Hutchison Holdings Ltd. (Industrials)	359,133
3,689	Coca-Cola Europacific Partners PLC (Consumer Staples)	407,376
28,712	Compass Group PLC (Consumer Discretionary)	879,351
35,779	Convatec Group PLC (Health Care)(b)	123,336
33,617	Diageo PLC (Consumer Staples)	751,390
6,157	Halma PLC (Information Technology)	346,343
279,553	HSBC Holdings PLC (Financials)	5,237,780
4,760	ICG PLC (Financials)	107,449
12,240	Imperial Brands PLC (Consumer Staples)	547,165
21,176	Informa PLC (Communication Services)	238,636
2,332	InterContinental Hotels Group PLC (Consumer Discretionary)	320,650
27,831	International Consolidated Airlines Group SA ADR (Industrials)	317,273
2,995	Intertek Group PLC (Industrials)	190,137
28,048	J Sainsbury PLC (Consumer Staples)	131,605
28,493	Kingfisher PLC (Consumer Discretionary)	141,929

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
11,401	Land Securities Group PLC REIT (Real Estate)	$99,096
92,494	Legal & General Group PLC (Financials)	337,371
956,641	Lloyds Banking Group PLC (Financials)	1,317,668
6,934	London Stock Exchange Group PLC (Financials)	825,967
37,035	M&G PLC (Financials)	158,188
33,078	Marks & Spencer Group PLC (Consumer Staples)	176,330
20,449	Melrose Industries PLC (Industrials)	155,554
80,368	National Grid PLC (Utilities)	1,502,987
126,741	NatWest Group PLC (Financials)	1,054,758
1,858	Next PLC (Consumer Discretionary)	337,728
12,289	Pearson PLC (Consumer Discretionary)	158,578
12,277	Phoenix Group Holdings PLC (Financials)	126,600
10,570	Reckitt Benckiser Group PLC (Consumer Staples)	925,410
29,466	RELX PLC (Industrials)	1,023,667
41,642	Rentokil Initial PLC (Industrials)	255,406
136,477	Rolls-Royce Holdings PLC (Industrials)	2,446,794
19,381	Sage Group PLC (The) (Information Technology)	214,135
12,983	Schroders PLC (Financials)	102,286
20,275	Segro PLC REIT (Real Estate)	229,301
4,345	Severn Trent PLC (Utilities)	191,606
13,872	Smith & Nephew PLC (Health Care)	255,788
5,338	Smiths Group PLC (Industrials)	197,072
610	Spirax Group PLC (Industrials)	64,830
19,690	SSE PLC (Utilities)	711,839
30,432	Standard Chartered PLC (Financials)	749,551
106,441	Tesco PLC (Consumer Staples)	687,761
35,208	Unilever PLC (Consumer Staples)	2,587,828
11,150	United Utilities Group PLC (Utilities)	208,819
2,819	Verisure PLC (Industrials)*	31,437
315,102	Vodafone Group PLC (Communication Services)	485,067
4,241	Weir Group PLC (The) (Industrials)	200,818
2,942	Whitbread PLC (Consumer Discretionary)	102,840
11,075	Wise PLC, Class A (Financials)*	128,127

		40,720,528

United States – 5.5%
7,257	Alcon AG (Health Care)	630,912

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
7,731	Amrize Ltd. (Materials)*	$494,491
44	AP Moller – Maersk A/S, Class A (Industrials)	107,775
73	AP Moller – Maersk A/S, Class B (Industrials)(a)	180,827
198	BeOne Medicines Ltd., Class A (Health Care)*	7,437
16,784	BeOne Medicines Ltd., Class H (Health Care)*	412,618
231,775	BP PLC (Energy)	1,488,406
13,345	Experian PLC (Industrials)	499,856
7,807	Ferrovial SE (Industrials)	582,192
3,353	GFL Environmental, Inc. (Industrials)	148,197
65,846	GSK PLC (Health Care)	1,948,473
133,668	Haleon PLC (Health Care)	729,084
7,895	Holcim AG (Materials)*	727,648
1,427	ICON PLC (Health Care)*	154,316
6,804	James Hardie Industries PLC CDI (Materials)*	165,928
5,670	JBS NV, Class A (Consumer Staples)*	95,766
121	Monday.com Ltd. (Information Technology)*	8,789
41,246	Nestle SA (Consumer Staples)	4,504,049
30,972	Novartis AG (Health Care)	5,255,635
533	Roche Holding AG (Health Care)	264,334
11,382	Roche Holding AG (Health Care)	5,431,629
17,215	Sanofi SA (Health Care)	1,670,778
9,010	Schneider Electric SE (Industrials)	2,943,567
94,023	Shell PLC (Energy)	3,885,190
36,542	Stellantis NV (Consumer Discretionary)	299,471
4,711	Swiss Re AG (Financials)	832,794
5,477	Tenaris SA (Energy)	149,510
4,381	Waste Connections, Inc. (Industrials)	754,007

		34,373,679

Zambia – 0.1%
11,169	First Quantum Minerals Ltd. (Materials)*	334,452

TOTAL COMMON STOCKS (Cost $304,400,626)		613,176,455

Shares	Description	Rate	Value

Preferred Stocks – 0.8%

Brazil – 0.4%
4,038	Axia Energia (Utilities)	6.17%	52,645
1	Axia Energia (Utilities)*	0.00	9
86,274	Banco Bradesco SA (Financials)	6.79	355,806

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Rate	Value

Preferred Stocks – (continued)

Brazil – (continued)
54,767	Cia Energetica de Minas Gerais (Utilities)	13.68%	$ 128,899
7,104	Gerdau SA (Materials)	2.95	29,076
89,688	Itau Unibanco Holding SA (Financials)	6.53	818,122
96,204	Itausa SA (Financials)	7.94	267,696
1	Localiza Rent a Car SA (Industrials)*	0.00	9
71,080	Petroleo Brasileiro SA - Petrobras (Energy)	7.40	545,122

			2,197,384

Chile – 0.0%
2,345	Sociedad Quimica y Minera de Chile SA, Class B (Materials)*	0.00	178,932

Colombia – 0.0%
4,518	Grupo Argos SA (Materials)	5.17	16,001
7,513	Grupo Cibest SA (Financials)	7.11	127,281
2,531	Grupo de Inversiones Suramericana SA (Financials)	3.26	31,003

			174,285

Germany – 0.1%
866	Bayerische Motoren Werke AG (Consumer Discretionary)	4.86	90,899
574	Dr. Ing hc F Porsche AG (Consumer Discretionary)(b)	5.58	28,051
3,032	Henkel AG & Co. KGaA (Consumer Staples)	2.45	297,775
409	Sartorius AG (Health Care)	0.31	116,042
2,881	Volkswagen AG (Consumer Discretionary)	6.26	344,242

			877,009

Shares	Description	Rate	Value

Preferred Stocks – (continued)

India – 0.0%
15,240	TVS Motor Co. Ltd. (Consumer Discretionary)*(c)	6.00%	$ 1,675

South Korea – 0.3%
572	Hyundai Motor Co. (Consumer Discretionary)	3.12	128,635
360	Hyundai Motor Co. (Consumer Discretionary)	3.10	80,459
127	LG Chem Ltd. (Materials)	0.52	17,746
2,047	LG Electronics, Inc. (Consumer Discretionary)	1.57	94,915
2,137	Mirae Asset Securities Co. Ltd. (Financials)	1.08	34,243
13,365	Samsung Electronics Co. Ltd. (Information Technology)	1.16	1,336,035
50	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	4.62	14,303

			1,706,336

TOTAL PREFERRED STOCKS (Cost $3,175,944)			5,135,621

Shares	Description	Value

Exchange-Traded Fund – 0.4%

United States – 0.4%
87,098	iShares MSCI Malaysia ETF
(Cost $1,918,076)		2,545,004

Units	Description	Expiration Month	Value

Warrant – 0.0%

Canada – 0.0%
309	Constellation Software, Inc. (Information Technology)*(c)

(Cost $0)		03/40	—

Shares	Dividend Rate	Value

Investment Company – 0.1%(d)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
830,235	3.571%	830,235
(Cost $830,235)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $310,324,881)		621,687,315

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.3%(d)

Goldman Sachs Financial Square Government Fund - Institutional Shares
7,968,309	3.589%	$7,968,309
(Cost $7,968,309)

TOTAL INVESTMENTS – 101.2% (Cost $318,293,190)		$629,655,624

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%		(7,504,518)

NET ASSETS – 100.0%		$622,151,106

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
CDI	—Chess Depositary Interest Rate
CVA	—Dutch Certification
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Financials	23.2%
Information Technology	16.2
Industrials	15.3
Consumer Discretionary	9.1
Materials	7.4
Health Care	7.3
Consumer Staples	5.6
Communication Services	4.9
Energy	4.4
Utilities	3.0
Real Estate	1.8
Exchange-Traded Fund	0.4
Investment Company	0.1
Securities Lending Reinvestment Vehicle	1.3

TOTAL INVESTMENTS	100.0%

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%

Communication Services – 10.4%
196,528	Alphabet, Inc., Class A	$61,269,569
170,200	Alphabet, Inc., Class C	53,005,386
7,495	AST SpaceMobile, Inc.*(a)	593,529
239,732	AT&T, Inc.	6,714,893
2,782	Charter Communications, Inc., Class A*	652,741
121,074	Comcast Corp., Class A	3,748,451
4,159	EchoStar Corp., Class A*	480,489
7,634	Electronic Arts, Inc.	1,531,151
6,994	Fox Corp., Class A	394,042
4,922	Fox Corp., Class B	254,615
1,710	Globalstar, Inc.*	106,482
560	Liberty Broadband Corp., Class A*	30,565
3,866	Liberty Broadband Corp., Class C*	211,122
789	Liberty Media Corp.-Liberty Formula One, Class A*	66,568
7,209	Liberty Media Corp.-Liberty Formula One, Class C*	660,272
5,399	Live Nation Entertainment, Inc.*	875,394
32,400	Lumen Technologies, Inc.*	230,364
7,453	Match Group, Inc.	235,515
73,336	Meta Platforms, Inc., Class A	47,534,928
3,135	Millicom International Cellular SA (Guatemala)	228,510
154,507	Netflix, Inc.*	14,869,754
5,097	New York Times Co. (The), Class A	406,690
12,868	News Corp., Class A	312,564
3,865	News Corp., Class B	103,504
969	Nexstar Media Group, Inc.	243,238
10,566	Omnicom Group, Inc.	901,174
33,372	Paramount Skydance Corp., Class B	450,856
20,175	Pinterest, Inc., Class A*	345,598
4,327	Reddit, Inc., Class A*	630,920
21,107	ROBLOX Corp., Class A*	1,449,207
4,409	Roku, Inc.*	433,890
6,546	Sirius XM Holdings, Inc.	143,750
37,598	Snap, Inc., Class A*	195,886
5,250	Spotify Technology SA*	2,703,435
5,824	Take-Two Interactive Software, Inc.*	1,231,659
2,240	TKO Group Holdings, Inc.	501,469
15,692	T-Mobile US, Inc.	3,406,576
14,758	Trade Desk, Inc. (The), Class A*	351,535
142,743	Verizon Communications, Inc.	7,157,134
60,392	Walt Disney Co. (The)	6,403,968
76,927	Warner Bros Discovery, Inc.*	2,167,034
4,631	Warner Music Group Corp., Class A	132,447

		223,366,874

Consumer Discretionary – 10.1%
15,230	ADT, Inc.	122,145
13,868	Airbnb, Inc., Class A*	1,873,705
322,872	Amazon.com, Inc.*	67,803,120
4,893	Amer Sports, Inc. (Finland)*	185,836

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
7,390	Aptiv PLC*	$543,461
8,471	Aramark	354,511
671	Asbury Automotive Group, Inc.*	143,446
2,280	Autoliv, Inc. (Sweden)	270,226
940	AutoNation, Inc.*	183,450
559	AutoZone, Inc.*	2,099,369
6,811	Bath & Body Works, Inc.	155,018
6,418	Best Buy Co., Inc.	397,723
1,975	Birkenstock Holding PLC (Germany)*	82,259
1,082	Booking Holdings, Inc.	4,586,977
7,229	BorgWarner, Inc.	416,174
1,858	Boyd Gaming Corp.	154,641
1,939	Bright Horizons Family Solutions, Inc.*	144,494
1,495	Brinker International, Inc.*	221,559
2,137	Burlington Stores, Inc.*	655,781
6,784	Caesars Entertainment, Inc.*	169,939
4,756	CarMax, Inc.*	205,317
35,562	Carnival Corp.	1,121,981
4,512	Carvana Co.*	1,507,730
3,390	Cava Group, Inc.*	279,573
8,011	Chewy, Inc., Class A*	219,662
44,547	Chipotle Mexican Grill, Inc.*	1,658,039
937	Choice Hotels International, Inc.	98,713
2,306	Churchill Downs, Inc.	211,991
38,472	Coupang, Inc. (South Korea)*	734,046
8,727	D.R. Horton, Inc.	1,399,724
3,918	Darden Restaurants, Inc.	837,864
4,991	Deckers Outdoor Corp.*	585,295
2,176	Dick’s Sporting Goods, Inc.	443,099
260	Dillard’s, Inc., Class A	156,725
1,137	Domino’s Pizza, Inc.	457,654
11,555	DoorDash, Inc., Class A*	2,039,111
16,316	DraftKings, Inc., Class A*	388,973
1,326	Duolingo, Inc.*	133,926
3,902	Dutch Bros, Inc., Class A*	209,186
15,356	eBay, Inc.	1,395,246
3,307	Etsy, Inc.*	181,488
3,951	Expedia Group, Inc.	852,191
1,846	Five Below, Inc.*	412,636
3,618	Floor & Decor Holdings, Inc., Class A*	249,968
5,926	Flutter Entertainment PLC*	628,986
132,169	Ford Motor Co.	1,862,261
13,978	GameStop Corp., Class A*	335,891
6,844	Gap, Inc. (The)	191,906
5,226	Garmin Ltd.	1,321,290
31,578	General Motors Co.	2,485,504
7,639	Gentex Corp.	178,753
4,635	Genuine Parts Co.	552,770
4,369	H&R Block, Inc.	133,779
4,415	Hasbro, Inc.	439,690
7,727	Hilton Worldwide Holdings, Inc.	2,409,124
33,628	Home Depot, Inc. (The)	12,802,852
1,379	Hyatt Hotels Corp., Class A	222,708
769	Installed Building Products, Inc.	252,047
10,919	Las Vegas Sands Corp.	619,326
1,747	Lear Corp.	229,294

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
7,470	Lennar Corp., Class A	$854,269
280	Lennar Corp., Class B	29,885
3,344	Levi Strauss & Co., Class A	74,103
665	Liberty Live Holdings, Inc., Class A*	64,532
1,542	Liberty Live Holdings, Inc., Class C*	153,660
3,808	Life Time Group Holdings, Inc.*	102,816
822	Lithia Motors, Inc.	229,815
8,348	LKQ Corp.	276,402
18,981	Lowe’s Cos., Inc.	5,021,803
3,459	Lululemon Athletica, Inc.*	640,503
7,923	Marriott International, Inc., Class A	2,707,527
10,828	Mattel, Inc.*	183,535
24,053	McDonald’s Corp.	8,203,516
1,592	MercadoLibre, Inc. (Brazil)*	2,798,067
2,398	Meritage Homes Corp.	180,857
6,783	MGM Resorts International*	250,021
5,382	Mobileye Global, Inc., Class A (Israel)*	45,532
1,762	Mohawk Industries, Inc.*	220,726
581	Murphy USA, Inc.	227,020
39,620	NIKE, Inc., Class B	2,463,572
15,156	Norwegian Cruise Line Holdings Ltd.*	375,717
90	NVR, Inc.*	676,601
2,088	Ollie’s Bargain Outlet Holdings, Inc.*	223,625
28,493	O’Reilly Automotive, Inc.*	2,674,923
617	Penske Automotive Group, Inc.	97,190
2,849	Planet Fitness, Inc., Class A*	234,045
1,273	Pool Corp.	289,200
6,579	PulteGroup, Inc.	902,639
15,248	QuantumScape Corp.*	105,516
1,277	Ralph Lauren Corp.	463,040
26,988	Rivian Automotive, Inc., Class A*	413,726
10,758	Ross Stores, Inc.	2,212,275
8,525	Royal Caribbean Cruises Ltd.	2,650,934
4,573	Service Corp. International	384,955
2,932	SharkNinja, Inc.*	360,255
1,246	Signet Jewelers Ltd.	119,853
6,914	Somnigroup International, Inc.	618,872
37,717	Starbucks Corp.	3,697,020
6,934	Tapestry, Inc.	1,078,029
3,308	Taylor Morrison Home Corp.*	217,964
97,933	Tesla, Inc.*	39,419,012
2,248	Texas Roadhouse, Inc.	411,092
1,725	Thor Industries, Inc.	165,824
37,536	TJX Cos., Inc. (The)	6,068,070
3,261	Toll Brothers, Inc.	512,760
953	TopBuild Corp.*	427,230
17,930	Tractor Supply Co.	929,491
1,500	Ulta Beauty, Inc.*	1,027,185
1,227	Vail Resorts, Inc.	166,639
12,555	VF Corp.	243,818
4,327	Viking Holdings Ltd.*	337,593
3,306	Wayfair, Inc., Class A*	252,347

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
3,914	Williams-Sonoma, Inc.	$804,914
947	Wingstop, Inc.	245,756
2,501	Wyndham Hotels & Resorts, Inc.	204,582
2,838	Wynn Resorts Ltd.	307,043
11,853	Yum China Holdings, Inc. (China)	650,848
9,438	Yum! Brands, Inc.	1,587,094

		217,295,991

Consumer Staples – 5.3%
13,794	Albertsons Cos., Inc., Class A	246,913
56,875	Altria Group, Inc.	3,926,650
16,263	Archer-Daniels-Midland Co.	1,122,798
4,468	BJ’s Wholesale Club Holdings, Inc.*	441,394
1,663	Brown-Forman Corp., Class A	48,826
9,619	Brown-Forman Corp., Class B	277,604
4,505	Bunge Global SA	543,528
6,509	Campbell’s Company (The)	175,418
1,250	Casey’s General Stores, Inc.	856,987
6,126	Celsius Holdings, Inc.*	328,415
8,110	Church & Dwight Co., Inc.	850,415
4,194	Clorox Co. (The)	533,309
130,874	Coca-Cola Co. (The)	10,674,083
1,714	Coca-Cola Consolidated, Inc.	346,914
27,319	Colgate-Palmolive Co.	2,708,406
16,199	Conagra Brands, Inc.	311,831
5,219	Constellation Brands, Inc., Class A	823,871
14,993	Costco Wholesale Corp.	15,154,774
5,329	Darling Ingredients, Inc.*	283,290
7,425	Dollar General Corp.	1,160,082
6,327	Dollar Tree, Inc.*	800,239
1,869	elf Beauty, Inc.*	172,041
8,255	Estee Lauder Cos., Inc. (The), Class A	903,675
17,999	General Mills, Inc.	814,095
5,033	Hershey Co. (The)	1,189,197
9,912	Hormel Foods Corp.	253,747
2,189	Ingredion, Inc.	257,120
3,532	J M Smucker Co. (The)	409,535
64,772	Kenvue, Inc.	1,238,441
43,832	Keurig Dr Pepper, Inc.	1,327,233
11,276	Kimberly-Clark Corp.	1,256,597
29,254	Kraft Heinz Co. (The)	719,941
19,626	Kroger Co. (The)	1,339,278
4,836	Lamb Weston Holdings, Inc.	233,047
5,857	Maplebear, Inc.*	219,696
666	Marzetti Company (The)	109,450
8,627	McCormick & Co., Inc.	612,862
5,602	Molson Coors Beverage Co., Class B	274,442
43,597	Mondelez International, Inc., Class A	2,684,703
23,501	Monster Beverage Corp.*	2,004,635
46,214	PepsiCo, Inc.	7,844,364
5,241	Performance Food Group Co.*	508,691
52,591	Philip Morris International, Inc.	9,825,577
1,400	Pilgrim’s Pride Corp.	60,424

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples – (continued)
1,599	Post Holdings, Inc.*	$169,974
8,638	Primo Brands Corp., Class A	195,910
78,970	Procter & Gamble Co. (The)	13,203,784
1,855	Reynolds Consumer Products, Inc.	46,023
1,728	Smithfield Foods, Inc.	42,993
3,313	Sprouts Farmers Market, Inc.*	244,731
16,184	Sysco Corp.	1,475,333
15,290	Target Corp.	1,739,849
9,421	Tyson Foods, Inc., Class A	612,271
7,290	US Foods Holding Corp.*	704,287
146,483	Walmart, Inc.	18,742,500

		113,052,193

Energy – 3.5%
11,526	Antero Midstream Corp.	259,104
9,883	Antero Resources Corp.*	363,793
11,799	APA Corp.	358,336
33,350	Baker Hughes Co.	2,176,421
7,239	Cheniere Energy, Inc.	1,706,449
63,817	Chevron Corp.	11,918,463
1,957	Chord Energy Corp.	212,080
41,757	ConocoPhillips	4,737,749
25,660	Coterra Energy, Inc.	784,939
19,854	Devon Energy Corp.	864,245
6,251	Diamondback Energy, Inc.	1,088,174
3,459	DT Midstream, Inc.	480,248
18,441	EOG Resources, Inc.	2,288,159
21,013	EQT Corp.	1,290,618
7,254	Expand Energy Corp.	782,852
142,550	Exxon Mobil Corp.	21,738,875
28,374	Halliburton Co.	1,021,464
4,372	Hess Midstream LP, Class A	169,109
5,236	HF Sinclair Corp.	261,852
65,711	Kinder Morgan, Inc.	2,186,205
1,319	Kinetik Holdings, Inc.	60,001
10,155	Marathon Petroleum Corp.	2,012,823
4,009	Matador Resources Co.	206,063
4,416	Noble Corp. PLC	200,619
12,733	NOV, Inc.	257,971
26,263	Occidental Petroleum Corp.	1,394,040
21,257	ONEOK, Inc.	1,759,442
8,527	Ovintiv, Inc.	431,381
23,379	Permian Resources Corp., Class A	427,602
13,601	Phillips 66	2,099,042
8,042	Range Resources Corp.	331,974
1,614	Scorpio Tankers, Inc. (Monaco)	127,635
50,447	SLB Ltd.	2,589,949
7,174	Targa Resources Corp.	1,691,629
13,605	TechnipFMC PLC (United Kingdom)	902,148
1,934	Texas Pacific Land Corp.	1,013,977
10,272	Valero Energy Corp.	2,102,062
15,078	Venture Global, Inc., Class A(a)	146,106
5,632	Viper Energy, Inc., Class A	262,113
2,421	Weatherford International PLC	255,319
41,224	Williams Cos., Inc. (The)	3,080,257

		76,041,288

Shares	Description	Value

Common Stocks – (continued)

Financials – 12.2%
937	Affiliated Managers Group, Inc.	$286,891
8,237	Affirm Holdings, Inc.*	386,974
15,842	Aflac, Inc.	1,789,037
36,155	AGNC Investment Corp. REIT	405,298
8,808	Allstate Corp. (The)	1,889,492
9,404	Ally Financial, Inc.	370,894
18,310	American Express Co.	5,655,959
2,428	American Financial Group, Inc.	322,875
18,223	American International Group, Inc.	1,466,769
3,153	Ameriprise Financial, Inc.	1,482,288
23,079	Annaly Capital Management, Inc. REIT	536,356
6,551	Aon PLC, Class A	2,197,664
14,422	Apollo Global Management, Inc.	1,508,541
11,754	Arch Capital Group Ltd.*	1,177,163
7,067	Ares Management Corp., Class A	791,575
8,599	Arthur J Gallagher & Co.	1,962,292
1,700	Assurant, Inc.	390,303
2,549	Axis Capital Holdings Ltd.	269,480
214,102	Bank of America Corp.	10,668,703
23,556	Bank of New York Mellon Corp. (The)	2,805,520
3,622	Bank OZK	168,640
46,277	Berkshire Hathaway, Inc., Class B*	23,367,571
5,203	Blackrock, Inc.	5,531,986
24,838	Blackstone, Inc.	2,815,884
18,413	Block, Inc.*	1,172,908
21,141	Blue Owl Capital, Inc.	223,038
765	BOK Financial Corp.	96,176
9,754	Brown & Brown, Inc.	700,532
1,858	Bullish (Cayman Islands)*(a)	58,323
21,360	Capital One Financial Corp.	4,178,870
7,697	Carlyle Group, Inc. (The)	400,167
3,543	Cboe Global Markets, Inc.	1,061,908
56,665	Charles Schwab Corp. (The)	5,394,508
7,704	Chime Financial, Inc., Class A*	170,490
12,370	Chubb Ltd.	4,216,438
5,236	Cincinnati Financial Corp.	858,599
60,487	Citigroup, Inc.	6,665,063
14,482	Citizens Financial Group, Inc.	871,672
12,162	CME Group, Inc.	3,885,759
751	CNA Financial Corp.	36,063
7,505	Coinbase Global, Inc., Class A*	1,319,754
10,037	Columbia Banking System, Inc.	285,553
4,351	Commerce Bancshares, Inc.	221,858
13,752	Corebridge Financial, Inc.	355,352
2,296	Corpay, Inc.*	746,430
187	Credit Acceptance Corp.*	88,485
2,008	Cullen/Frost Bankers, Inc.	277,546
4,622	East West Bancorp, Inc.	505,878
9,782	Equitable Holdings, Inc.	393,432
856	Erie Indemnity Co., Class A	230,641
3,262	Essent Group Ltd.	198,460
1,218	Evercore, Inc., Class A	376,167
1,432	Everest Group Ltd.	480,422
1,288	FactSet Research Systems, Inc.	279,251
8,658	Fidelity National Financial, Inc.	457,835

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
17,506	Fidelity National Information Services, Inc.	$892,106
30,399	Fifth Third Bancorp	1,503,839
5,079	Figure Technology Solutions, Inc., Class A*(a)	128,397
3,385	First American Financial Corp.	237,322
286	First Citizens BancShares, Inc., Class A	542,871
16,526	First Horizon Corp.	393,154
18,080	Fiserv, Inc.*	1,126,203
10,734	Franklin Resources, Inc.	284,880
592	Freedom Holding Corp. (Kazakhstan)*	71,141
4,260	Glacier Bancorp, Inc.	193,787
8,038	Global Payments, Inc.	614,585
2,693	Globe Life, Inc.	391,185
10,091	Goldman Sachs Group, Inc. (The)(b)	8,673,921
1,383	Hamilton Lane, Inc., Class A	145,132
1,207	Hanover Insurance Group, Inc. (The)	218,020
9,455	Hartford Insurance Group, Inc. (The)	1,331,548
1,838	Houlihan Lokey, Inc.	301,009
67,969	Huntington Bancshares, Inc.	1,141,879
14,299	Interactive Brokers Group, Inc., Class A	1,017,946
19,137	Intercontinental Exchange, Inc.	3,140,956
10,989	Invesco Ltd.	288,571
2,470	Jack Henry & Associates, Inc.	401,276
2,271	Jackson Financial, Inc., Class A	248,629
4,168	Janus Henderson Group PLC	217,153
5,506	Jefferies Financial Group, Inc.	244,466
91,778	JPMorgan Chase & Co.	27,560,933
31,464	KeyCorp	652,563
755	Kinsale Capital Group, Inc.	294,201
23,012	KKR & Co., Inc.	2,017,692
6,445	Klarna Group PLC (United Kingdom)*	87,394
3,137	Lazard, Inc.	158,732
6,373	Lincoln National Corp.	218,594
5,802	Loews Corp.	638,336
2,714	LPL Financial Holdings, Inc.	815,231
5,190	M&T Bank Corp.	1,126,126
424	Markel Group, Inc.*	878,727
1,255	MarketAxess Holdings, Inc.	240,960
16,538	Marsh & McLennan Cos., Inc.	3,088,306
26,954	Mastercard, Inc., Class A	13,940,878
18,682	MetLife, Inc.	1,346,412
5,212	Moody’s Corp.	2,489,199
41,111	Morgan Stanley	6,845,393
786	Morningstar, Inc.	143,948
2,455	MSCI, Inc.	1,403,843
14,513	Nasdaq, Inc.	1,271,049
6,387	Northern Trust Corp.	913,916
11,682	Old National Bancorp	269,854
7,808	Old Republic International Corp.	334,729
4,040	OneMain Holdings, Inc.	222,281
31,862	PayPal Holdings, Inc.	1,472,343

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
5,065	Pinnacle Financial Partners, Inc.	$459,699
761	PJT Partners, Inc., Class A	112,384
13,264	PNC Financial Services Group,
	Inc. (The)	2,816,610
2,210	Popular, Inc. (Puerto Rico)	299,146
1,099	Primerica, Inc.	278,772
7,434	Principal Financial Group, Inc.	709,352
19,803	Progressive Corp. (The)	4,231,109
3,121	Prosperity Bancshares, Inc.	219,625
11,822	Prudential Financial, Inc.	1,163,048
6,037	Raymond James Financial, Inc.	924,144
29,665	Regions Financial Corp.	825,577
2,246	Reinsurance Group of America, Inc.	484,530
1,490	RenaissanceRe Holdings Ltd. (Bermuda)	450,665
18,011	Rithm Capital Corp. REIT	181,011
2,834	RLI Corp.	176,615
25,501	Robinhood Markets, Inc., Class A*	1,934,251
31,092	Rocket Cos., Inc., Class A	565,563
3,604	Ryan Specialty Holdings, Inc.	141,817
10,235	S&P Global, Inc.	4,522,642
3,162	SEI Investments Co.	257,134
2,044	Selective Insurance Group, Inc.	171,778
2,268	Shift4 Payments, Inc., Class A*(a)	99,951
6,423	SLM Corp.	120,367
42,196	SoFi Technologies, Inc.*	749,401
3,322	SouthState Bank Corp.	327,782
11,860	Starwood Property Trust, Inc. REIT	211,227
9,433	State Street Corp.	1,213,272
2,257	StepStone Group, Inc., Class A	97,367
5,029	Stifel Financial Corp.	372,397
12,238	Synchrony Financial	845,768
7,318	T. Rowe Price Group, Inc.	692,502
15,811	Toast, Inc., Class A*	431,798
4,535	TPG, Inc.	196,910
3,966	Tradeweb Markets, Inc., Class A	488,829
7,515	Travelers Cos., Inc. (The)	2,319,430
43,308	Truist Financial Corp.	2,135,517
2,454	UMB Financial Corp.	284,370
4,717	United Bankshares, Inc.	194,812
5,174	Unum Group	371,131
2,841	Upstart Holdings, Inc.*(a)	77,360
50,728	US Bancorp	2,772,792
6,088	UWM Holdings Corp.	26,848
57,006	Visa, Inc., Class A	18,249,901
3,281	Voya Financial, Inc.	219,433
10,202	W R Berkley Corp.	731,483
5,420	Webster Financial Corp.	390,945
106,118	Wells Fargo & Co.	8,643,311
3,680	Western Alliance Bancorp	295,578
1,079	WEX, Inc.*	160,976
3,258	Willis Towers Watson PLC	994,244
2,225	Wintrust Financial Corp.	320,534
4,920	Zions Bancorp NA	281,818

		261,880,875

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Health Care – 10.0%
58,564	Abbott Laboratories	$6,813,921
59,714	AbbVie, Inc.	13,858,425
9,571	Agilent Technologies, Inc.	1,161,728
2,314	Align Technology, Inc.*	439,891
4,428	Alnylam Pharmaceuticals, Inc.*	1,474,170
18,177	Amgen, Inc.	7,055,584
3,911	Arrowhead Pharmaceuticals, Inc.*	247,449
467	Atrium Therapeutics, Inc.*	6,888
22,429	Avantor, Inc.*	202,982
4,675	Avidity Biosciences, Inc.*	336,600
1,308	Axsome Therapeutics, Inc.*	214,368
1,386	Bausch + Lomb Corp.*	25,364
17,446	Baxter International, Inc.	355,375
9,631	Becton Dickinson & Co.	1,699,679
4,964	Biogen, Inc.*	952,194
6,451	BioMarin Pharmaceutical, Inc.*	398,220
612	Bio-Rad Laboratories, Inc., Class A*	170,405
5,289	Bio-Techne Corp.	312,051
2	Blueprint Medicines Corp.*(c)	1
50,093	Boston Scientific Corp.*	3,849,647
4,112	Bridgebio Pharma, Inc.*	273,366
68,906	Bristol-Myers Squibb Co.	4,297,667
3,524	Bruker Corp.	141,348
8,050	Cardinal Health, Inc.	1,845,302
3,901	Caris Life Sciences, Inc.*	78,566
5,868	Cencora, Inc.	2,183,718
16,715	Centene Corp.*	750,169
1,657	Charles River Laboratories International, Inc.*	295,758
476	Chemed Corp.	195,165
8,869	Cigna Group (The)	2,570,414
6,592	Cooper Cos., Inc. (The)*	551,553
42,876	CVS Health Corp.	3,425,792
3,955	Cytokinetics, Inc.*	246,080
21,271	Danaher Corp.	4,480,523
1,198	DaVita, Inc.*	187,247
13,156	Dexcom, Inc.*	966,045
4,388	Doximity, Inc., Class A*	107,638
19,310	Edwards Lifesciences Corp.*	1,669,736
16,787	Elanco Animal Health, Inc.*	443,177
7,498	Elevance Health, Inc.	2,399,360
28,587	Eli Lilly & Co.	30,073,238
3,392	Encompass Health Corp.	365,929
1,893	Ensign Group, Inc. (The)	405,424
6,373	Exact Sciences Corp.*	658,841
8,040	Exelixis, Inc.*	354,242
15,404	GE HealthCare Technologies, Inc.	1,298,095
41,965	Gilead Sciences, Inc.	6,250,687
1,892	Glaukos Corp.*	227,797
4,551	Globus Medical, Inc., Class A*	434,438
4,200	Guardant Health, Inc.*	394,380
3,927	Halozyme Therapeutics, Inc.*	273,044
5,319	HCA Healthcare, Inc.	2,817,474
2,890	HealthEquity, Inc.*	221,056
3,450	Henry Schein, Inc.*	284,246
6,315	Hims & Hers Health, Inc.*	91,694

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
7,539	Hologic, Inc.*	$568,139
4,105	Humana, Inc.	782,167
2,676	IDEXX Laboratories, Inc.*	1,757,409
5,175	Illumina, Inc.*	695,831
5,539	Incyte Corp.*	560,935
7,086	Insmed, Inc.*	1,058,152
2,382	Insulet Corp.*	587,425
11,935	Intuitive Surgical, Inc.*	6,009,392
5,386	Ionis Pharmaceuticals, Inc.*	437,074
5,713	IQVIA Holdings, Inc.*	1,021,542
2,009	Jazz Pharmaceuticals PLC*	381,750
81,505	Johnson & Johnson	20,248,287
2,822	Labcorp Holdings, Inc.	815,897
536	Madrigal Pharmaceuticals, Inc.*	231,552
1,556	Masimo Corp.*	272,845
4,171	McKesson Corp.	4,118,320
758	Medpace Holdings, Inc.*	342,434
43,438	Medtronic PLC	4,242,155
83,922	Merck & Co., Inc.	10,391,222
686	Mettler-Toledo International, Inc.*	937,549
11,459	Moderna, Inc.*	613,859
1,728	Molina Healthcare, Inc.*	266,198
4,417	Natera, Inc.*	918,913
3,341	Neurocrine Biosciences, Inc.*	441,847
1,420	Nuvalent, Inc., Class A*	144,769
1,252	Penumbra, Inc.*	431,176
192,621	Pfizer, Inc.	5,325,971
7,016	QIAGEN NV	349,397
3,764	Quest Diagnostics, Inc.	797,629
3,374	Regeneron Pharmaceuticals, Inc.	2,637,355
1,782	Repligen Corp.*	229,397
4,874	ResMed, Inc.	1,249,011
6,160	REVOLUTION Medicines, Inc.*	628,443
3,895	Revvity, Inc.	382,917
14,800	Roivant Sciences Ltd.*	428,312
13,072	Royalty Pharma PLC, Class A	604,057
4,987	Solventum Corp.*	370,035
3,339	STERIS PLC	842,597
11,654	Stryker Corp.	4,515,459
4,910	Summit Therapeutics, Inc.*	81,457
1,502	Teleflex, Inc.	183,334
3,366	Tempus AI, Inc., Class A*(a)	179,239
2,962	Tenet Healthcare Corp.*	709,073
12,693	Thermo Fisher Scientific, Inc.	6,614,449
1,342	United Therapeutics Corp.*	676,234
30,583	UnitedHealth Group, Inc.	8,969,076
1,779	Universal Health Services, Inc., Class B	366,652
4,314	Vaxcyte, Inc.*	266,346
5,089	Veeva Systems, Inc., Class A*	926,249
8,589	Vertex Pharmaceuticals, Inc.*	4,267,273
38,905	Viatris, Inc.	580,852
3,325	Waters Corp.*	1,061,939
4,103	Waystar Holding Corp.*	105,242
2,452	West Pharmaceutical Services, Inc.	623,642
6,744	Zimmer Biomet Holdings, Inc.	663,879

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
14,901	Zoetis, Inc.	$1,953,521

		215,700,027

Industrials – 10.5%
17,921	3M Co.	2,962,700
3,815	A O Smith Corp.	297,570
2,123	AAON, Inc.(a)	214,848
1,044	Acuity, Inc.	314,860
2,270	Advanced Drainage Systems, Inc.	388,942
4,496	AECOM	440,518
1,079	AeroVironment, Inc.*	272,178
2,126	AGCO Corp.	290,199
3,544	Air Lease Corp.	229,793
3,955	Alaska Air Group, Inc.*	204,078
2,924	Allegion PLC	471,203
2,807	Allison Transmission Holdings, Inc.	351,717
4,919	Amentum Holdings, Inc.*	146,931
22,329	American Airlines Group, Inc.*	291,840
7,808	AMETEK, Inc.	1,867,830
12,334	API Group Corp.*	548,370
1,273	Applied Industrial Technologies, Inc.	359,724
17,888	Archer Aviation, Inc., Class A*	127,363
1,464	Armstrong World Industries, Inc.	254,004
4,564	ATI, Inc.*	746,625
13,703	Automatic Data Processing, Inc.	2,937,375
2,497	Axon Enterprise, Inc.*	1,354,373
7,352	Bloom Energy Corp., Class A*	1,144,486
25,494	Boeing Co. (The)*	5,800,650
4,157	Booz Allen Hamilton Holding Corp.	327,696
3,917	Broadridge Financial Solutions, Inc.	728,053
3,692	Builders FirstSource, Inc.*	385,039
3,098	BWX Technologies, Inc.	638,126
3,960	C.H. Robinson Worldwide, Inc.	733,590
748	CACI International, Inc., Class A*	456,407
1,410	Carlisle Cos., Inc.	556,626
1,670	Carpenter Technology Corp.	664,777
26,618	Carrier Global Corp.	1,714,199
2,118	Casella Waste Systems, Inc., Class A*	197,313
15,806	Caterpillar, Inc.	11,741,171
1,528	Chart Industries, Inc.*	316,754
11,550	Cintas Corp.	2,323,051
1,700	Clean Harbors, Inc.*	498,440
29,987	CNH Industrial NV	368,840
1,183	Comfort Systems USA, Inc.	1,690,945
29,241	Copart, Inc.*	1,113,790
3,498	Core & Main, Inc., Class A*	189,452
1,660	Crane Co.	332,880
62,964	CSX Corp.	2,687,933
4,662	Cummins, Inc.	2,722,002
1,246	Curtiss-Wright Corp.	872,611
8,363	Deere & Co.	5,266,265
22,016	Delta Air Lines, Inc.	1,446,451

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
3,892	Donaldson Co., Inc.	$361,022
4,663	Dover Corp.	1,051,507
951	Dycom Industries, Inc.*	399,439
13,067	Eaton Corp. PLC	4,912,147
1,501	EMCOR Group, Inc.	1,087,655
18,944	Emerson Electric Co.	2,855,808
4,106	Equifax, Inc.	857,990
1,940	Esab Corp.	244,770
5,313	ExlService Holdings, Inc.*	166,031
4,571	Expeditors International of Washington, Inc.	662,932
38,748	Fastenal Co.	1,783,958
2,009	Federal Signal Corp.	233,908
7,312	FedEx Corp.	2,829,744
6,248	Ferguson Enterprises, Inc.	1,629,228
4,304	Flowserve Corp.	380,990
5,419	Fluor Corp.*	283,468
10,716	Fortive Corp.	634,387
4,079	Fortune Brands Innovations, Inc.	221,653
3,434	FTAI Aviation Ltd.	1,050,117
1,024	FTI Consulting, Inc.*	168,366
1,171	GATX Corp.	215,663
9,159	GE Vernova, Inc.	8,001,302
1,985	Generac Holdings, Inc.*	447,359
7,525	General Dynamics Corp.	2,686,801
35,566	General Electric Co.	12,172,819
5,418	Genpact Ltd.	215,203
5,649	Graco, Inc.	530,554
3,822	GXO Logistics, Inc.*	240,136
1,405	HEICO Corp.	448,841
2,583	HEICO Corp., Class A	620,204
2,689	Hexcel Corp.	249,243
21,500	Honeywell International, Inc.	5,237,185
13,457	Howmet Aerospace, Inc.	3,532,866
1,809	Hubbell, Inc.	925,539
1,306	Huntington Ingalls Industries, Inc.	580,543
2,571	IDEX Corp.	538,547
652	IES Holdings, Inc.*	322,968
9,764	Illinois Tool Works, Inc.	2,837,711
13,339	Ingersoll Rand, Inc.	1,255,733
2,902	ITT, Inc.	587,394
2,549	J.B. Hunt Transport Services, Inc.	594,962
3,980	Jacobs Solutions, Inc.	548,683
1,737	JBT Marel Corp.	267,498
17,575	Joby Aviation, Inc.*	176,804
20,624	Johnson Controls International PLC	2,976,043
2,595	Karman Holdings, Inc.*	228,645
4,299	KBR, Inc.	181,547
1,903	Kirby Corp.*	247,009
5,382	Knight-Swift Transportation Holdings, Inc.	338,635
5,551	Kratos Defense & Security Solutions, Inc.*	478,385
6,312	L3Harris Technologies, Inc.	2,300,976
4,345	Leidos Holdings, Inc.	760,810
1,074	Lennox International, Inc.	612,116
1,778	Leonardo DRS, Inc.	77,147

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
1,834	Lincoln Electric Holdings, Inc.	$526,450
760	Loar Holdings, Inc.*	53,800
7,833	Lockheed Martin Corp.	5,154,741
12,563	Lyft, Inc., Class A*	173,872
6,983	Masco Corp.	500,122
2,139	MasTec, Inc.*	637,465
1,832	Maximus, Inc.	138,518
1,678	Middleby Corp. (The)*	283,347
1,681	Modine Manufacturing Co.*	382,007
946	Moog, Inc., Class A	319,209
1,257	MSA Safety, Inc.	245,630
1,463	MSC Industrial Direct Co., Inc., Class A	137,288
3,545	Mueller Industries, Inc.	418,168
4,551	Nextpower, Inc., Class A*	478,310
1,781	Nordson Corp.	522,617
7,578	Norfolk Southern Corp.	2,385,100
4,824	Northrop Grumman Corp.	3,494,409
5,546	NuScale Power Corp.*	71,266
5,449	nVent Electric PLC	644,944
6,209	Old Dominion Freight Line, Inc.	1,260,737
2,139	Oshkosh Corp.	363,673
13,169	Otis Worldwide Corp.	1,218,923
2,779	Owens Corning	339,233
17,552	PACCAR, Inc.	2,213,132
4,310	Parker-Hannifin Corp.	4,349,566
1,579	Parsons Corp.*	104,214
10,838	Paychex, Inc.	1,014,979
1,744	Paycom Software, Inc.	219,448
1,465	Paylocity Holding Corp.*	156,008
5,571	Pentair PLC	552,587
1,804	Primoris Services Corp.	271,899
4,994	Quanta Services, Inc.	2,812,022
20,901	QXO, Inc.*	500,579
1,058	RBC Bearings, Inc.*	609,323
2,242	Regal Rexnord Corp.	495,437
6,828	Republic Services, Inc.	1,563,612
16,530	Rocket Lab Corp.*	1,142,223
3,805	Rockwell Automation, Inc.	1,550,347
10,138	Rollins, Inc.	617,303
45,344	RTX Corp.	9,187,601
1,341	Ryder System, Inc.	297,112
909	Saia, Inc.*	368,500
1,526	Science Applications International Corp.	140,789
1,404	Simpson Manufacturing Co., Inc.	271,772
1,504	SiteOne Landscape Supply, Inc.*	214,907
1,738	Snap-on, Inc.	669,512
15,547	Southwest Airlines Co.	765,845
1,618	SPX Technologies, Inc.*	367,189
7,247	SS&C Technologies Holdings, Inc.	545,627
4,974	StandardAero, Inc.*	153,199
5,217	Stanley Black & Decker, Inc.	451,218
1,001	Sterling Infrastructure, Inc.*	428,558
2,039	Symbotic, Inc.*	111,696
8,832	Tetra Tech, Inc.	316,539
5,981	Textron, Inc.	590,026
2,121	Timken Co. (The)	229,874

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
3,304	Toro Co. (The)	$326,633
7,485	Trane Technologies PLC	3,460,465
1,864	TransDigm Group, Inc.	2,428,401
6,641	TransUnion	521,651
67,765	Uber Technologies, Inc.*	5,110,836
1,998	UFP Industries, Inc.	205,614
288	U-Haul Holding Co.*	14,590
3,429	U-Haul Holding Co.	161,712
2,108	UL Solutions, Inc., Class A	177,009
20,066	Union Pacific Corp.	5,317,089
10,935	United Airlines Holdings, Inc.*	1,162,391
25,015	United Parcel Service, Inc., Class B	2,900,739
2,144	United Rentals, Inc.	1,800,960
658	Valmont Industries, Inc.	302,634
8,125	Veralto Corp.	791,619
4,686	Verisk Analytics, Inc.	972,673
11,789	Vertiv Holdings Co., Class A	3,004,898
1,455	W.W. Grainger, Inc.	1,665,582
13,604	Waste Management, Inc.	3,276,387
1,182	Watsco, Inc.	493,284
929	Watts Water Technologies, Inc., Class A	305,399
1,496	WESCO International, Inc.	433,092
5,749	Westinghouse Air Brake Technologies Corp.	1,517,449
2,016	Woodward, Inc.	779,708
3,930	XPO, Inc.*	827,147
8,246	Xylem, Inc.	1,068,352
4,744	Zurn Elkay Water Solutions Corp.	241,849

		225,542,214

Information Technology – 30.8%
20,813	Accenture PLC, Class A	4,344,089
14,164	Adobe, Inc.*	3,716,775
1,265	Advanced Energy Industries, Inc.	424,496
54,678	Advanced Micro Devices, Inc.*	10,947,082
4,779	Akamai Technologies, Inc.*	470,206
4,226	Allegro MicroSystems, Inc. (Japan)*	154,122
3,603	Amdocs Ltd.	251,489
3,878	Amkor Technology, Inc.	185,446
40,778	Amphenol Corp., Class A	5,956,035
16,526	Analog Devices, Inc.	5,879,786
758	Appfolio, Inc., Class A*	134,742
486,447	Apple, Inc.	128,509,568
7,773	Applied Digital Corp.*	211,970
26,780	Applied Materials, Inc.	9,970,194
8,580	AppLovin Corp., Class A*	3,730,327
34,970	Arista Networks, Inc.*	4,668,495
1,736	Arrow Electronics, Inc.*	264,150
4,444	Astera Labs, Inc.*	528,081
5,624	Atlassian Corp., Class A*	422,531
40,954	Aurora Innovation, Inc.*	191,665
7,162	Autodesk, Inc.*	1,760,921
1,001	Badger Meter, Inc.	152,582
5,527	Bentley Systems, Inc., Class B	202,012
3,307	BILL Holdings, Inc.*	147,195

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
14,378	BitMine Immersion Technologies, Inc.	$272,894
157,172	Broadcom, Inc.	50,224,313
9,200	Cadence Design Systems, Inc.*	2,772,880
19,638	CCC Intelligent Solutions Holdings, Inc.*	114,490
4,394	CDW Corp.	538,880
4,738	Ciena Corp.*	1,652,141
4,701	Circle Internet Group, Inc.*	392,251
1,735	Cirrus Logic, Inc.*	244,843
133,705	Cisco Systems, Inc.	10,624,199
9,438	Clearwater Analytics Holdings, Inc., Class A*	220,755
10,495	Cloudflare, Inc., Class A*	1,807,134
5,715	Cognex Corp.	310,896
16,431	Cognizant Technology Solutions Corp., Class A	1,058,649
4,318	Coherent Corp.*	1,118,060
1,503	Commvault Systems, Inc.*	127,875
9,840	Confluent, Inc., Class A*	301,793
8,201	CoreWeave, Inc., Class A*	652,472
26,211	Corning, Inc.	3,941,610
5,401	Credo Technology Group Holding Ltd.*	606,370
8,361	Crowdstrike Holdings, Inc., Class A*	3,110,125
10,672	Datadog, Inc., Class A*	1,194,837
9,931	Dell Technologies, Inc., Class C	1,470,582
6,814	Docusign, Inc.*	307,107
2,083	Dolby Laboratories, Inc., Class A	138,665
6,230	Dropbox, Inc., Class A*	155,688
11,089	D-Wave Quantum, Inc. (Canada)*	208,251
10,019	Dynatrace, Inc.*	359,882
2,988	Elastic NV*	155,585
4,330	Enphase Energy, Inc.*	183,029
5,136	Entegris, Inc.	680,263
1,876	EPAM Systems, Inc.*	264,516
1,952	F5, Inc.*	529,695
1,208	Fabrinet (Thailand)*	659,121
794	Fair Isaac Corp.*	1,119,032
6,706	Figma, Inc., Class A*	197,089
3,450	First Solar, Inc.*	680,340
12,485	Flex Ltd.*	786,805
21,190	Fortinet, Inc.*	1,674,646
2,387	Gartner, Inc.*	375,236
18,608	Gen Digital, Inc.	419,983
4,479	Gitlab, Inc., Class A*	117,798
2,612	GLOBALFOUNDRIES, Inc.*	124,201
4,381	GoDaddy, Inc., Class A*	381,848
2,695	Guidewire Software, Inc.*	391,637
44,625	Hewlett Packard Enterprise Co.	958,099
30,994	HP, Inc.	588,576
1,717	HubSpot, Inc.*	454,164
149,216	Intel Corp.*	6,805,742
865	InterDigital, Inc.	317,048
31,600	International Business Machines Corp.	7,590,636
9,158	Intuit, Inc.	3,745,897

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
11,655	IonQ, Inc.*	$447,202
3,558	Jabil, Inc.	942,834
5,806	Keysight Technologies, Inc.*	1,784,358
4,440	KLA Corp.	6,769,002
4,326	Klaviyo, Inc., Class A*	75,316
7,860	Kyndryl Holdings, Inc.*	96,914
42,390	Lam Research Corp.	9,914,597
4,586	Lattice Semiconductor Corp.*	438,513
2,571	Life360, Inc.*	135,363
829	Littelfuse, Inc.	292,189
2,385	Lumentum Holdings, Inc.*	1,671,670
2,125	MACOM Technology Solutions Holdings, Inc.*	527,255
2,043	Manhattan Associates, Inc.*	276,683
28,573	Marvell Technology, Inc.	2,334,128
18,022	Microchip Technology, Inc.	1,345,162
37,978	Micron Technology, Inc.	15,660,988
248,012	Microsoft Corp.	97,404,233
2,113	MKS, Inc.	516,544
2,673	MongoDB, Inc.*	878,000
1,566	Monolithic Power Systems, Inc.	1,789,531
5,616	Motorola Solutions, Inc.	2,708,372
6,753	NetApp, Inc.	668,750
8,520	Nutanix, Inc., Class A*	326,146
789,319	NVIDIA Corp.	139,859,434
5,675	Okta, Inc.*	411,438
13,569	ON Semiconductor Corp.*	902,067
1,653	Onto Innovation, Inc.*	356,866
56,784	Oracle Corp.	8,256,394
71,673	Palantir Technologies, Inc., Class A*	9,832,819
23,337	Palo Alto Networks, Inc.*	3,475,346
2,760	Pegasystems, Inc.	120,695
4,173	Procore Technologies, Inc.*	229,682
4,040	PTC, Inc.*	632,624
10,529	Pure Storage, Inc., Class A*	676,172
7,125	Qnity Electronics, Inc.	903,165
3,156	Qorvo, Inc.*	261,632
36,183	QUALCOMM, Inc.	5,151,012
1,235	Qualys, Inc.*	114,200
3,639	Rambus, Inc.*	362,663
10,807	Rigetti Computing, Inc.*	188,258
11,090	Riot Platforms, Inc.*	180,656
3,656	Roper Technologies, Inc.	1,278,613
4,617	Rubrik, Inc., Class A*	239,899
2,368	SailPoint, Inc.*	33,389
30,760	Salesforce, Inc.	5,991,740
10,597	Samsara, Inc., Class A*	306,253
4,584	Sandisk Corp.*	2,912,490
1,781	Sanmina Corp.*	276,518
6,734	Seagate Technology Holdings PLC	2,746,395
10,514	SentinelOne, Inc., Class A*	137,944
35,024	ServiceNow, Inc.*	3,782,942
1,685	ServiceTitan, Inc., Class A*	121,977
736	SiTime Corp.*	292,840
5,103	Skyworks Solutions, Inc.	304,037
10,898	Snowflake, Inc.*	1,835,332
12,625	SoundHound AI, Inc., Class A*(a)	108,575

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
9,041	Strategy, Inc.*	$1,170,810
17,359	Super Micro Computer, Inc.*	562,258
6,434	Synopsys, Inc.*	2,663,676
2,441	TD SYNNEX Corp.	382,773
9,935	TE Connectivity PLC (Switzerland)	2,286,540
1,577	Teledyne Technologies, Inc.*	1,074,095
5,299	Teradyne, Inc.	1,695,839
30,628	Texas Instruments, Inc.	6,496,505
8,116	Trimble, Inc.*	542,717
4,911	Twilio, Inc., Class A*	594,035
1,457	Tyler Technologies, Inc.*	516,783
141	Ubiquiti, Inc.	108,146
13,814	UiPath, Inc., Class A*	148,224
10,670	Unity Software, Inc.*	194,514
1,496	Universal Display Corp.	159,608
2,716	VeriSign, Inc.	619,085
5,024	Vontier Corp.	205,582
11,546	Western Digital Corp.	3,229,416
7,147	Workday, Inc., Class A*	955,983
1,712	Zebra Technologies Corp., Class A*	383,420
8,943	Zoom Communications, Inc., Class A*	661,245
3,242	Zscaler, Inc.*	476,542

		660,768,200

Materials – 2.4%
7,412	Air Products and Chemicals, Inc.	2,043,266
3,979	Albemarle Corp.	710,928
8,758	Alcoa Corp.	543,697
15,660	Amcor PLC	758,414
16,977	Anglogold Ashanti PLC (Australia)	2,169,151
2,231	AptarGroup, Inc.	320,617
2,615	Avery Dennison Corp.	513,455
7,261	Axalta Coating Systems Ltd.*	242,590
8,986	Ball Corp.	603,230
3,429	Celanese Corp.	171,244
5,330	CF Industries Holdings, Inc.	530,548
18,562	Cleveland-Cliffs, Inc.*	197,871
21,391	Coeur Mining, Inc.*	580,766
3,725	Commercial Metals Co.	273,042
22,970	Corteva, Inc.	1,840,356
22,669	CRH PLC	2,719,827
3,889	Crown Holdings, Inc.	445,679
24,085	Dow, Inc.	740,132
14,218	DuPont de Nemours, Inc.	711,469
1,080	Eagle Materials, Inc.	241,704
3,908	Eastman Chemical Co.	295,093
8,489	Ecolab, Inc.	2,617,583
7,625	Element Solutions, Inc.	267,561
48,428	Freeport-McMoRan, Inc.	3,296,978
10,156	Graphic Packaging Holding Co.	124,208
22,376	Hecla Mining Co.	557,386
8,704	International Flavors & Fragrances, Inc.	715,730
17,748	International Paper Co.	772,925
15,767	Linde PLC	8,010,897

Shares	Description	Value

Common Stocks – (continued)

Materials – (continued)
2,144	Louisiana-Pacific Corp.	$181,683
8,621	LyondellBasell Industries NV, Class A	495,880
2,045	Martin Marietta Materials, Inc.	1,383,586
10,721	Mosaic Co. (The)	298,473
4,545	MP Materials Corp.*	267,564
258	NewMarket Corp.	161,511
36,975	Newmont Corp.	4,806,750
7,739	Nucor Corp.	1,368,874
3,011	Packaging Corp. of America	698,974
7,579	PPG Industries, Inc.	934,263
1,768	Reliance, Inc.	558,052
2,788	Royal Gold, Inc.	835,815
4,319	RPM International, Inc.	492,884
4,958	Sealed Air Corp.	207,641
7,742	Sherwin-Williams Co. (The)	2,807,172
17,422	Smurfit WestRock PLC	819,008
5,376	Solstice Advanced Materials, Inc.	422,070
3,089	Southern Copper Corp. (Mexico)	674,329
4,644	Steel Dynamics, Inc.	896,896
4,450	Vulcan Materials Co.	1,379,500
1,117	Westlake Corp.	117,709

		52,824,981

Real Estate – 2.2%
3,691	Agree Realty Corp. REIT	297,052
5,286	Alexandria Real Estate Equities, Inc. REIT	285,655
6,294	American Healthcare REIT, Inc. REIT	328,799
11,644	American Homes 4 Rent, Class A REIT	349,320
15,818	American Tower Corp. REIT	3,034,841
4,841	AvalonBay Communities, Inc. REIT	857,970
10,372	Brixmor Property Group, Inc. REIT	313,960
4,953	BXP, Inc. REIT	285,194
3,599	Camden Property Trust REIT	389,916
7,546	CareTrust REIT, Inc. REIT	306,518
10,026	CBRE Group, Inc., Class A*	1,480,439
14,160	CoStar Group, Inc.*	631,961
14,779	Crown Castle, Inc. REIT	1,323,312
7,720	CubeSmart REIT	317,601
11,618	Digital Realty Trust, Inc. REIT	2,058,710
1,770	EastGroup Properties, Inc. REIT	347,469
3,311	Equinix, Inc. REIT	3,225,775
6,233	Equity LifeStyle Properties, Inc. REIT	418,608
11,677	Equity Residential REIT	738,103
2,181	Essex Property Trust, Inc. REIT	556,395
7,156	Extra Space Storage, Inc. REIT	1,080,771
2,651	Federal Realty Investment Trust REIT	288,349
4,479	First Industrial Realty Trust, Inc. REIT	282,804
8,976	Gaming and Leisure Properties, Inc. REIT	439,016

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
11,915	Healthcare Realty Trust, Inc. REIT	$219,832
23,601	Healthpeak Properties, Inc. REIT	417,266
23,029	Host Hotels & Resorts, Inc. REIT	451,138
19,519	Invitation Homes, Inc. REIT	514,130
9,971	Iron Mountain, Inc. REIT	1,080,158
1,594	Jones Lang LaSalle, Inc.*	502,987
4,005	Kilroy Realty Corp. REIT	119,429
22,495	Kimco Realty Corp. REIT	529,757
2,946	Lamar Advertising Co., Class A REIT	405,782
2,403	Lineage, Inc. REIT	97,370
3,965	Mid-America Apartment Communities, Inc. REIT	530,755
6,390	NNN REIT, Inc. REIT	289,595
9,848	Omega Healthcare Investors, Inc. REIT	475,363
31,359	Prologis, Inc. REIT	4,470,853
5,333	Public Storage REIT	1,637,551
31,099	Realty Income Corp. REIT	2,083,633
5,551	Regency Centers Corp. REIT	438,529
8,070	Rexford Industrial Realty, Inc. REIT	302,383
2,087	Ryman Hospitality Properties, Inc. REIT	206,091
3,559	SBA Communications Corp. REIT	715,928
10,926	Simon Property Group, Inc. REIT	2,227,265
6,351	STAG Industrial, Inc. REIT	249,086
4,134	Sun Communities, Inc. REIT	564,126
10,426	UDR, Inc. REIT	390,975
15,840	Ventas, Inc. REIT	1,364,774
35,953	VICI Properties, Inc. REIT	1,086,140
5,382	Vornado Realty Trust REIT	148,436
7,426	W.P. Carey, Inc. REIT	554,351
23,213	Welltower, Inc. REIT	4,807,877
24,693	Weyerhaeuser Co. REIT	605,719
1,695	Zillow Group, Inc., Class A*	75,936
5,892	Zillow Group, Inc., Class C*	262,901

		47,464,654

Utilities – 2.4%
24,199	AES Corp. (The)	418,159
8,744	Alliant Energy Corp.	632,541
9,183	Ameren Corp.	1,040,250
18,067	American Electric Power Co., Inc.	2,417,726
6,633	American Water Works Co., Inc.	902,287
5,454	Atmos Energy Corp.	1,018,753
4,939	Brookfield Renewable Corp. (Canada)(a)	211,043
22,204	CenterPoint Energy, Inc.	965,874
1,113	Clearway Energy, Inc., Class A	40,090
2,817	Clearway Energy, Inc., Class C	107,920
10,144	CMS Energy Corp.	791,942
12,285	Consolidated Edison, Inc.	1,382,308
10,554	Constellation Energy Corp.	3,481,554

Shares	Description	Value

Common Stocks – (continued)

Utilities – (continued)
28,850	Dominion Energy, Inc.	$1,821,589
7,036	DTE Energy Co.	1,043,017
26,305	Duke Energy Corp.	3,442,009
13,124	Edison International	980,888
15,096	Entergy Corp.	1,616,933
8,790	Essential Utilities, Inc.	351,336
7,735	Evergy, Inc.	647,110
12,513	Eversource Energy	953,616
34,090	Exelon Corp.	1,686,432
18,660	FirstEnergy Corp.	954,646
1,803	IDACORP, Inc.	259,578
3,111	National Fuel Gas Co.	283,194
70,403	NextEra Energy, Inc.	6,601,689
16,028	NiSource, Inc.	758,124
6,503	NRG Energy, Inc.	1,163,777
7,092	OGE Energy Corp.	348,501
4,136	Oklo, Inc.*	260,361
74,826	PG&E Corp.	1,421,694
4,060	Pinnacle West Capital Corp.	407,218
25,205	PPL Corp.	982,491
16,990	Public Service Enterprise Group, Inc.	1,462,329
22,055	Sempra	2,123,235
37,151	Southern Co. (The)	3,617,764
1,927	Southwest Gas Holdings, Inc.	169,904
1,550	Talen Energy Corp.*	575,004
7,289	UGI Corp.	272,681
11,291	Vistra Corp.	1,963,392
10,990	WEC Energy Group, Inc.	1,285,390
20,025	Xcel Energy, Inc.	1,669,284

		52,533,633

TOTAL COMMON STOCKS (Cost $534,381,325)		2,146,470,930

Shares	Dividend Rate	Value

Investment Company – 0.1%(b)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
3,029,121	3.571%	3,029,121
(Cost $3,029,121)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $537,410,446)		2,149,500,051

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
1,852,102	3.589%	$1,852,102
(Cost $1,852,102)

TOTAL INVESTMENTS – 100.0% (Cost $539,262,548)		$2,151,352,153

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		223,865

NET ASSETS – 100.0%		$2,151,576,018

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-MINI RUSS 1000 MAR26	16	03/20/26	$3,011,200	$(12,431)

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS MARKETBETA® ETFS II

Statements of Assets and Liabilities February 28, 2026 (Unaudited)

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $309,494,646 and $533,245,688, respectively)(a)	$620,857,080	$2,137,797,009

Investments in affiliated issuers, at value (cost $830,235 and $4,164,758, respectively)	830,235	11,703,042

Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	7,968,309	1,852,102

Cash	4,741	—

Foreign Currency, at value (cost $352,519 and $–, respectively)	355,027	—

Receivables:

Dividends	741,174	1,903,036

Foreign tax reclaims	540,305	—

Securities lending income	6,002	1,414

Collateral on certain derivative contracts	—	255,697

Total assets	631,302,873	2,153,512,300

Liabilities:

Variation margin on futures contracts	—	12,499

Payables:

Payable upon return of securities loaned	7,968,309	1,852,102

Foreign capital gains taxes	1,148,757	—

Management fees	34,639	71,681

Investments purchased	62	—

Total liabilities	9,151,767	1,936,282

Net Assets:

Paid-in capital	330,122,267	538,389,293

Total distributable earnings	292,028,839	1,613,186,725

NET ASSETS	$622,151,106	$2,151,576,018

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	9,985,415	36,137,538

Net asset value per share:	$62.31	$59.54

(a)	Includes loaned securities having a market value of $7,298,909 and $1,694,469 for MarketBeta® Total International Equity ETF and MarketBeta® U.S. 1000 Equity ETF, respectively.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS II

Statements of Operations For the Six Months Ended February 28, 2026 (Unaudited)

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $495,502 and $1,668, respectively)	$4,236,070	$12,152,446

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	52,425	15,710

Dividends — affiliated issuers	25,490	95,358

Total Investment Income	4,313,985	12,263,514

Expenses:

Management fees	475,911	1,048,971

Trustee fees	15,108	20,069

Total expenses	491,019	1,069,040

Less — expense reductions	(1,228)	(2,538)

Net expenses	489,791	1,066,502

NET INVESTMENT INCOME	3,824,194	11,197,012

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers (including the effects of net foreign capital gains tax of $– and $–, respectively)	(5,758,658)	(2,680,380)

Investments — affiliated issuers	—	(396)

In-kind redemptions — affiliated issuers	—	197,884

In-kind redemptions — unaffiliated issuers	1,586,314	11,825,230

Futures contracts	167,054	181,594

Foreign currency transactions	(57,683)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $34,465 and $–, respectively)	107,731,453	117,700,197

Investments — affiliated issuers	—	975,052

Foreign currency translations	1,666	—

Futures contracts	(14,203)	(71,405)

Net realized and unrealized gain	103,655,943	128,127,776

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$107,480,137	$139,324,788

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS MARKETBETA® ETFS II

Statements of Changes in Net Assets

	MarketBeta® Total International Equity ETF		MarketBeta® U.S. 1000 Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$3,824,194	$11,899,282	$11,197,012	$21,696,574

Net realized gain (loss)	(4,062,973)	(3,997,718)	9,523,932	17,248,705

Net change in unrealized gain	107,718,916	62,020,906	118,603,844	242,454,721

Net increase in net assets resulting from operations	107,480,137	69,922,470	139,324,788	281,400,000

Distributions to shareholders:

From distributable earnings	(7,094,937)	(14,709,315)	(10,457,645)	(21,888,499)

From share transactions:

Proceeds from sales of shares	4,353,572	2,027,469	16,108,446	40,047,083

Cost of shares redeemed	(4,338,151)	(2,037,215)	(14,170,078)	(26,674,512)

Net increase (decrease) in net assets resulting from share transactions	15,421	(9,746)	1,938,368	13,372,571

TOTAL INCREASE	100,400,621	55,203,409	130,805,511	272,884,072

Net Assets:

Beginning of period	$521,750,485	$466,547,076	$2,020,770,507	$1,747,886,435

End of period	$622,151,106	$521,750,485	$2,151,576,018	$2,020,770,507

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS II

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® Total International Equity ETF
	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31,		For the Period May 31, 2023* to August 31, 2023
			2025	2024

Per Share Operating Performance:
Net asset value, beginning of period	$52.25		$46.72	$40.75	$39.43

Net investment income(a)	0.38		1.19	1.11	0.20

Net realized and unrealized gain	10.39		5.81	5.95	1.12

Total from investment operations	10.77		7.00	7.06	1.32

Distributions to shareholders from net investment income	(0.71)		(1.47)	(1.09)	–

Net asset value, end of period	$62.31		$52.25	$46.72	$40.75

Market price, end of period	$61.92		$52.77	$46.91	$41.25

Total Return at Net Asset Value(b)	20.79%		15.36%	17.63%	3.35%

Net assets, end of period (in 000’s)	$622,151		$521,750	$466,547	$404,842

Ratio of net expenses to average net assets	0.18	%(c)	0.18%	0.18%	0.18	%(c)

Ratio of net investment income to average net assets	1.38	%(c)	2.53%	2.59%	1.95	%(c)

Portfolio turnover rate(d)	6%		5%	4%	48%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS MARKETBETA® ETFS II

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® U.S. 1000 Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31,			For the Period April 5, 2022*
			2025	2024	2023	to August 31, 2022

Per Share Operating Performance:

Net asset value, beginning of period	$55.97		$48.77	$39.08	$34.49	$39.49

Net investment income(a)	0.31		0.60	0.58	0.54	0.21

Net realized and unrealized gain (loss)	3.55		7.21	9.69	4.69	(5.09	)(b)

Total from investment operations	3.86		7.81	10.27	5.23	(4.88)

Distributions to shareholders from net investment income	(0.29)		(0.61)	(0.58)	(0.55)	(0.12)

Distributions to shareholders from net realized gains	–		–	–	(0.09)	–

Total distributions	(0.29)		(0.61)	(0.58)	(0.64)	(0.12)

Net asset value, end of period	$59.54		$55.97	$48.77	$39.08	$34.49

Market price, end of period	$59.50		$55.95	$48.73	$39.09	$34.54

Total Return at Net Asset Value(c)	6.91%		16.14%	26.50%	15.44%	(12.36)%

Net assets, end of period (in 000’s)	$2,151,576		$2,020,771	$1,747,886	$1,400,381	$1,236,018

Ratio of net expenses to average net assets	0.10	%(d)	0.10%	0.11%	0.11%	0.11	%(d)

Ratio of net investment income to average net assets	1.07	%(d)	1.18%	1.35%	1.53%	1.47	%(d)

Portfolio turnover rate(e)	1%		2%	2%	7%	25%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Per Share net realized and unrealized loss may not correspond with the aggregate realized and change in unrealized gains and losses in the Fund’s investments due to in-kind purchases processed at original security cost.

(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS II

Notes to Financial Statements February 28, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust II (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust and was established by an Agreement and Declaration of Trust dated September 13, 2021. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-Diversified

Goldman Sachs MarketBeta® Total International Equity ETF	Diversified

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF	Diversified

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (“Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

63

GOLDMAN SACHS MARKETBETA® ETFS II

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C.  Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid quarterly and annually, respectively.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Fund’s Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

64

GOLDMAN SACHS MARKETBETA® ETFS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include ETFs and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives

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Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 28, 2026:

MarketBeta® Total International Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Africa	$8,064,916	$—	$—
Asia	285,720,313	4,597,890	1,675
Europe	191,193,967	1,163,145	—
North America	84,600,968	165,928	—
Oceania	30,645,246	—	—
South America	9,786,368	2,371,660	—
Exchange-Traded Fund	2,545,004	—	—
Investment Company	830,235	—	—
Securities Lending Reinvestment Vehicle	7,968,309	—	—

Total	$621,355,326	$8,298,623	$1,675

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MarketBeta® U.S. 1000 Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia	$2,314,810	$—	$—
Europe	3,942,038	—	—
North America	2,135,246,863	—	1
Oceania	2,169,151	—	—
South America	2,798,067	—	—
Investment Company	3,029,121	—	—
Securities Lending Reinvestment Vehicle	1,852,102	—	—

Total	$2,151,352,152	$—	$1

Derivative Type

Liabilities

Futures Contracts(b)	$(12,431)	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

MarketBeta® U.S. 1000 Equity ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(12,431)

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of February 28, 2026 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

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Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

4. INVESTMENTS IN DERIVATIVE (continued)

MarketBeta® Total International Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$167,054	$(14,203)

MarketBeta® U.S. 1000 Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	181,594	(71,405)

For the six months ended February 28, 2026, the relevant values for each derivative type was as follows:

Fund	Average Number of Futures Contracts(a)

MarketBeta® Total International Equity ETF	11

MarketBeta® U.S. 1000 Equity ETF	12

(a)

Amounts disclosed represent average number of contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended February 28, 2026.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 28, 2026, contractual and effective net unitary management fees with GSAM were at the following rates:

	Contractual Unitary Management Fee

Fund	First $100 million	Next $400 million	Next $500 million	Over $1 billion	Effective Net Unitary Management Fee*

Goldman Sachs MarketBeta® Total International Equity ETF	0.20%	0.18%	0.12%	0.10%	0.18%

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Contractual Unitary Management Fee

Fund	First $300 million	Next $700 million	Next $4 billion	Over $5 billion	Effective Net Unitary Management Fee*

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF	0.15%	0.10%	0.09%	0.08%	0.10%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Treasury Obligations Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the affiliated Underlying Fund. For the six months ended February 28, 2026, GSAM waived $1,228 and $2,538 of the Funds’ management fees for the MarketBeta® Total International Equity ETF and MarketBeta® U.S. 1000 Equity ETF, respectively.

B.  Other Transactions with Affiliates — For the six months ended February 28, 2026, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the Funds.

The following tables provide information about the Funds’ investments in the Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares and Goldman Sachs Group, Inc. as of and for the six months ended February 28, 2026.

MarketBeta® Total International Equity ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$ 1,173,084	$15,078,742	$(15,421,592)	$–	$–	$830,235	830,235	$25,490	$–

MarketBeta® U.S. 1000 Equity ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	3,367,884	13,915,331	(14,254,094)	–	–	3,029,121	3,029,121	54,722	–

Goldman Sachs Group, Inc. (The)

	7,698,433	65,753	(262,805)	197,488	975,052	8,673,921	10,091	40,636	–

Total	$ 11,066,317	$13,981,084	$(14,516,899)	$197,488	$975,052	$11,703,042		$95,358	$–

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

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Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

	Goldman Sachs MarketBeta® Total International Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	80,000	$4,353,572	40,000	$2,027,469

Shares redeemed	(80,000)	(4,338,151)	(40,000)	(2,037,215)

NET INCREASE (DECREASE) IN SHARES	—	$15,421	—	$(9,746)

	Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	270,000	$16,108,446	780,000	$40,047,083

Shares redeemed	(240,000)	(14,170,078)	(510,000)	(26,674,512)

NET INCREASE IN SHARES	30,000	$1,938,368	270,000	$13,372,571

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2026, were as follows:

Fund	Purchases	Sales

MarketBeta® Total International Equity ETF	$33,494,317	$32,567,469

MarketBeta® U.S. 1000 Equity ETF	21,485,556	19,968,274

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 28, 2026, were as follows:

Fund	Purchases	Sales

MarketBeta® Total International Equity ETF	$—	$3,130,266

MarketBeta® U.S. 1000 Equity ETF	16,101,735	14,076,017

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8. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York (“BNY”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNY may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNY is unable to purchase replacement securities, BNY will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2026, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNY received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2026, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 28, 2026:

Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026

MarketBeta® Total International Equity ETF	$3,257,935	$47,170,203	$(42,459,829)	$7,968,309

MarketBeta® U.S. 1000 Equity ETF	1,695,323	13,008,693	(12,851,914)	1,852,102

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Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

9. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2025, the Funds’ capital loss carryforwards and certain timing differences on a tax-basis were as follows:

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Capital loss carryforwards:

Perpetual Short-Term	$(4,638,333)	$(2,175,948)

Perpetual Long-Term	—	(1,186,609)

Total capital loss carryforwards	(4,638,333)	(3,362,557)

Timing differences — (Post-October Capital Loss Deferral and Qualified Late Year Ordinary Loss Deferral)	(5,505,503)	(5,107,653)

As of February 28, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Tax Cost	$322,275,004	$543,490,621

Gross unrealized gain	318,833,114	3,650,620,321

Gross unrealized loss	(11,452,494)	(2,042,758,789)

Net unrealized gain (loss)	$307,380,620	$1,607,861,532

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, and differences in the tax treatment of partnership investments, passive foreign investment company investments and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior year, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

10. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a Reference Index, if applicable), including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign

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10. OTHER RISKS (continued)

issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

Foreign and Emerging Countries Risk — For the MarketBeta® Total International Equity ETF, investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic and Sector Risk — If a Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.

Index Risk — Solactive AG (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. The Funds will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data. The Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

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Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

10. OTHER RISKS (continued)

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca, Inc. and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk— Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Mid-Cap Risk — Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). Seed investors may contribute cash and/ or securities in kind and such seed investment may constitute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares. The form of a seed investor’s contribution and any redemption activity by a seed investor can affect, including adversely, the tax efficiency of the Fund.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

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GOLDMAN SACHS MARKETBETA® ETFS II

11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

12. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-09, Income Taxes (Topic 740)–Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

13. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman* *Effective April 1, 2026. THE BANK OF NEW YORK Transfer Agent ALPS DISTRIBUTORS, INC. Distributor GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. MKTBETAIIETFSAR-26

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs ETF Trust II’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on November 3, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs ETF Trust II

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs ETF Trust II

Date:	May 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs ETF Trust II

Date:	May 5, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs ETF Trust II

Date:	May 5, 2026